As filed with the Securities and Exchange Commission on April 16, 2020
Securities Act Registration No.33-66080
Investment Company Act Registration No. 811-7874

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 62	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒
(Check appropriate box or boxes)

JPMORGAN INSURANCE TRUST
(Exact Name of Registrant Specified in Charter)

277 Park Avenue
New York, New York, 10172
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Anthony Geron, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, New York 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2020
JPMorgan Insurance Trust Core Bond Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.18
Total Annual Fund Operating Expenses	0.58
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	59	186	324	726
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 20% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) may invest a significant portion or all of the Portfolio’s assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Portfolio may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Interest Rate Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Portfolio’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called

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“ sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In either periods of rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk,” for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Portfolio’s performance to the performance of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index does not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	2nd quarter, 2010	4.12%
Worst Quarter	4th quarter, 2016	-3.13%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 1 SHARES	8.18%	2.97%	3.99%
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	8.72	3.05	3.75
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Richard D. Figuly	2016	Managing Director
Justin Rucker	2019	Executive Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an

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underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.
May 1, 2020  |  5

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Portfolio may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
Credit Quality. The Portfolio limits its investments to investment grade securities or the unrated equivalent. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another national rating organization (NRSRO), or unrated but deemed by the adviser to be of comparable quality. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to below investment grade.
As indicated in the Portfolio’s Risk/Return Summary, the Portfolio may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In general, these borrowers have impaired or limited credit history.
Average Weighted Maturity. The Portfolio’s average weighted maturity will ordinarily range between 4 and 12 years. The Portfolio will have a longer or shorter average weighted maturity under certain market conditions, and the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates.
Usually the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio. Because the Portfolio holds asset-backed, mortgage-backed and similar securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.
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Investment Strategies. As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this fundamental policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category.
Additional Strategies. The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a principal strategy of the Portfolio, the Portfolio may use futures contracts, options, swaps and other instruments from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.
The Portfolio may also engage in securities lending. Securities lending involves the loan of securities to borrowers in exchange for cash collateral which the Portfolio may reinvest. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus an agreed upon rebate.
The Portfolio may invest in loan participations and assignments (Loans) although the Portfolio does not currently use Loans as part of its principal investment strategy.
Although not main investment strategies, the Portfolio may also utilize:
•	other investment companies
•	exchange-traded funds (ETFs)
•	affiliated money market funds
The Portfolio may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized in the Risk/Return Summary.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money markets funds. During the term of the loans, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loans, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
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More About the Portfolio (continued)
FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is fundamental.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Core Bond Portfolio
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	•
Credit Risk	•
Derivatives Risk	○
ETF and Other Investment Company Risk	○
Foreign Issuer Risk	•
General Market Risk	•
Geographic Focus Risk	•
Government Securities Risk	•
Industry and Sector Focus Risk	•
Interest Rate Risk	•
Inverse Floater Risk	•
Prepayment Risk	•
Securities Lending Risk	○
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk	•
•	Main Risks
○	Additional Risks
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market
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control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that issuers and/or a counterparty to a security, contract, repurchase agreement or other investment will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. The Portfolio must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a regulated investment company and to eliminate tax at the Portfolio level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income; and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that
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More About the Portfolio (continued)
are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, asset-backed, mortgage-backed and mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Portfolio may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. In periods of rising interest rates, the Portfolio may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of asset-backed, mortgage-backed and mortgage-related investments that include so-called “sub-prime” mortgages (which are loans made to borrowers with low credit ratings or other factors that increase the risk of default). The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of the Portfolio’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
The Portfolio may invest in CMOs. CMOs debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be particularly sensitive to changes in prevailing interest rates.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
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Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Inverse Floater Risk. The Portfolio may use inverse floaters and inverse IOs which are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a
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More About the Portfolio (continued)
result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the adviser and/or its affiliates.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
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Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitation
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.60% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Portfolio Operating Expenses and therefore, the above waivers do not apply to such investments.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.40% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Portfolio. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Portfolio.
Richard Figuly, Managing Director, is the lead portfolio manager responsible for day-to-day management of the Portfolio. An employee of JPMIM or predecessor firms since 1993 and a portfolio manager for the Portfolio since March 2016, Mr. Figuly is a member of JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC) and head of GFICC’s Core Bond team responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Portfolio since 2019, Justin Rucker, Executive Director, is a member of the GFICC group and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
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Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
May 1, 2020  |  17

Shareholder Information (continued)
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
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Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
May 1, 2020  |  19

Shareholder Information (continued)
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 10 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
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Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Core Bond Portfolio
Class 1
Year Ended December 31, 2019	$10.66	$0.30	$ 0.56	$ 0.86	$(0.28)	$ —	$(0.28)
Year Ended December 31, 2018	10.94	0.29	(0.29)	— (e)	(0.26)	(0.02)	(0.28)
Year Ended December 31, 2017	10.84	0.29	0.09	0.38	(0.28)	—	(0.28)
Year Ended December 31, 2016	10.91	0.30	(0.07)	0.23	(0.30)	—	(0.30)
Year Ended December 31, 2015	11.19	0.34	(0.21)	0.13	(0.41)	—	(0.41)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
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	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 11.24	8.18%	$ 162,192,356	0.58%	2.70%	0.58%	20%
10.66	0.05	158,166,910	0.56	2.76	0.61	20
10.94	3.57	171,382,596	0.57	2.66	0.63	21
10.84	2.12	176,565,657	0.59	2.73	0.64	29
10.91	1.12	178,547,019	0.59	3.08	0.61	20
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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITCBP1-520

Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2020
JPMorgan Insurance Trust Mid Cap Value Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Mid Cap Value Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.12
Total Annual Fund Operating Expenses	0.77
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	79	246	428	954
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 10% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the reconstitution of the Russell Midcap Value Index on September 30, 2019, the market capitalizations of the companies in the index ranged from $0.08 billion to $40.5 billion. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Mid Cap Value Portfolio (continued)
in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Mid Cap Company Risk. Investments in mid cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.
Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Certain derivatives expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

2   |  JP Morgan Insurance Trust

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Portfolio’s performance to the performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index does not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2019	14.86%
Worst Quarter	3rd quarter, 2011	-16.27%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 1 SHARES	26.76%	7.26%	12.62%
RUSSELL MIDCAP VALUE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	27.06	7.62	12.41
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Jonathan Simon	2001	Managing Director
Lawrence E. Playford	2004	Managing Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The
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Risk/Return Summary
JPMorgan Insurance Trust Mid Cap Value Portfolio (continued)
prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

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More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the reconstitution of the Russell Midcap Value Index on September 30, 2019, the market capitalizations of the companies in the index ranged from $0.08 billion to $40.5 billion. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
The Portfolio will invest primarily in equity securities as described above. The Portfolio invests in common stock as a main strategy. Although currently not a main strategy, the Portfolio’s investments in equity securities may also include:
•	preferred stock
•	convertible securities
•	trust or partnership interests
•	warrants and rights to buy common stock.
The main investment strategies for the Portfolio may also include the following some of which may be equity securities:
•	REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate
•	derivatives, including futures
Although not main investment strategies, the Portfolio may also utilize the following some of which may be equity securities:
•	other investment companies
•	exchange traded funds (ETFs)
•	affiliated money market funds
•	securities lending, which is the loan of securities to borrowers in exchange for cash collateral which the Portfolio may reinvest. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus an agreed upon rebate
•	derivatives, including options and swaps
The Portfolio is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Portfolio’s returns. In connection with its main investment strategies, the Portfolio may use futures to more effectively gain targeted equity exposure from its cash position. Under certain market conditions, the Portfolio’s use of derivatives for cash management or other investment management purposes could be significant.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the
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More About the Portfolio (continued)
Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in its 80% policy above.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is fundamental.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Mid Cap Value Portfolio
Derivatives Risk	•
Equity Market Risk	•
ETF and Other Investment Company Risk	○
General Market Risk	• • Main Risks ○ Additional Risks
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Mid Cap Value Portfolio
Industry and Sector Focus Risk	•
Initial Public Offerings (IPO) Risk	○
Mid Cap Company Risk	•
Preferred Securities Risk	○
Real Estate Securities Risk	•
Securities Lending Risk	○
Transactions and Liquidity Risk	•
Value Invesing Risk	•
Volcker Rule Risk	○
•	Main Risks
○	Additional Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Value Investing Risk. Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Portfolio’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.
Mid Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
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More About the Portfolio (continued)
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a
8  |   JP Morgan Insurance Trust

ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:
•	Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Portfolio owns a preferred security that is deferring its distributions, the Portfolio may be required to report income for tax purposes although it has not yet received such income;
•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities;
•	Limited Voting Rights: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, which have characteristics of both subordinated debt and preferred stock, holders generally have no voting rights, except if the issuer fails to pay dividends for a specified period of time or a declaration of default occurs and is continuing;
•	Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Portfolio; and
•	Preferred securities generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt. As a result, the value of preferred securities generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects; and
•	In the case of trust preferred securities, the value of the trust preferred securities tends to decline as interest rates rise.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the adviser and/or its affiliates.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund
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More About the Portfolio (continued)
may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
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Expense Limitation
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.90% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Portfolio Operating Expenses and therefore, the above waivers do not apply to such investments.
May 1, 2020  |  11

The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes, if any. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.65% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
Jonathan Simon, Managing Director of JPMIM, and Lawrence E. Playford, Managing Director of JPMIM, serve as the portfolio managers for the Portfolio. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Mr. Simon is a senior member of the U.S. Equity Value portfolio management team. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder, has worked as a portfolio manager since 2004 and as a research analyst since 2003. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
12  |  JP Morgan Insurance Trust

Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
May 1, 2020  |  13

Shareholder Information (continued)
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
14  |  JP Morgan Insurance Trust

4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
May 1, 2020  |  15

Shareholder Information (continued)
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
16  |  JP Morgan Insurance Trust

Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
May 1, 2020  |  17

Financial Highlights
The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Mid Cap Value Portfolio
Year Ended December 31, 2019	$10.16	$0.15	$ 2.47	$ 2.62	$(0.19)	$(0.78)	$(0.97)
Year Ended December 31, 2018	11.83	0.17	(1.54)	(1.37)	(0.11)	(0.19)	(0.30)
Year Ended December 31, 2017	10.98	0.11	1.34	1.45	(0.09)	(0.51)	(0.60)
Year Ended December 31, 2016	10.19	0.10	1.33	1.43	(0.09)	(0.55)	(0.64)
Year Ended December 31, 2015	11.41	0.09	(0.34)	(0.25)	(0.11)	(0.86)	(0.97)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
18  |  JP Morgan Insurance Trust

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 11.81	26.76%	$ 494,297,161	0.76%	1.31%	0.77%	10%
10.16	(11.84)	445,962,623	0.76	1.43	0.77	13
11.83	13.76	572,519,790	0.77	0.95	0.78	14
10.98	14.69	544,169,517	0.77	0.95	0.78	28
10.19	(2.66)	436,189,204	0.77	0.87	0.77	17
May 1, 2020  |  19

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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITMCVP1-520

Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2020
JPMorgan Insurance Trust Small Cap Core Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Small Cap Core Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital growth over the long term.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.19
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	0.85
Fee Waivers and/or Expense Reimbursements[1]	(0.01)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.84
1	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.03% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio's investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	86	270	470	1,048
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 83% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. As of the reconstitution of the Russell 2000 Index on September 30, 2019, the market capitalizations of the companies in the index ranged from $0.46 million to $6.4 billion. Sector by sector, the Portfolio’s weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Portfolio buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Small Cap Core Portfolio (continued)
Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies and shareholder rights and remuneration policies) on the companies in which it may invest to identify issuers that the adviser believes will be impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased, retained or sold by the Portfolio. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Smaller Company Risk. Investments in small cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Certain derivatives expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate

2  |   JPMorgan Insurance Trust

the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Portfolio’s performance to the performance of the Russell 2000® Index. The Russell 2000® Index does not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	4th quarter, 2011	17.04%
Worst Quarter	3rd quarter, 2011	-24.72%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 1 SHARES	24.58%	7.56%	12.52%
RUSSELL 2000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	25.52	8.23	11.83
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Phillip Hart	2011	Managing Director
Lindsey J. Houghton	2019	Executive Director
Wonseok Choi	2019	Managing Director
Jonathan L. Tse	2019	Executive Director
Akash Gupta	2019	Executive Director
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust Small Cap Core Portfolio (continued)
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

4  |   JPMorgan Insurance Trust

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. As of the reconstitution of the Russell 2000 Index on September 30, 2019, the market capitalizations of the companies in the index ranged from $0.46 million to $6.4 billion. Sector by sector, the Portfolio’s weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Portfolio buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.
Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies and shareholder rights and remuneration policies) on the companies in which it may invest to identify issuers that the adviser believes will be impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased, retained or sold by the Portfolio. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
The Portfolio will invest primarily in equity securities as described above. The Portfolio invests in common stock as a main strategy. Although currently not a main strategy, the Portfolio’s investment in equity securities may also include:
•	preferred stock
•	convertible securities
•	trust or partnership interests
•	warrants and rights to buy common stock
The main investment strategies for the Portfolio may also include the following some of which may be equity securities:
•	REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate
•	derivatives, including futures
Although not main investment strategies, the Portfolio may also utilize the following some of which may be equity securities:
•	other investment companies
•	exchange traded funds (ETFs)
•	affiliated money market funds
•	derivatives, including options and swaps
The Portfolio is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Portfolio’s returns. In connection with its main investment strategies, the Portfolio may use futures to more effectively gain targeted equity exposure from its cash positions. Under certain market conditions, the Portfolio’s use of derivatives for cash management or other investment management purposes could be significant.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission
May 1, 2020  |  5

More About the Portfolio (continued)
(SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
NON-FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective for the Portfolio is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Portfolio.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Small Cap Core Portfolio
Convertible Securities Risk	○
Derivatives Risk	•
Equity Market Risk	•
○	Additional Risks
•	Main Risks
6  |   JPMorgan Insurance Trust

Small Cap Core Portfolio
ETF and Other Investment Company Risk	○
General Market Risk	•
Industry and Sector Focus Risk	•
Initial Public Offerings (IPO) Risk	○
Preferred Securities Risk	○
Real Estate Securities Risk	•
Securities Lending Risk	○
Smaller Company Risk	•
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
○	Additional Risks
•	Main Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Smaller Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected
May 1, 2020  |  7

More About the Portfolio (continued)
increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income
8  |   JPMorgan Insurance Trust

mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:
•	Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Portfolio owns a preferred security that is deferring its distributions, the Portfolio may be required to report income for tax purposes although it has not yet received such income;
•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities;
•	Limited Voting Rights: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, which have characteristics of both subordinated debt and preferred stock, holders generally have no voting rights, except if the issuer fails to pay dividends for a specified period of time or a declaration of default occurs and is continuing;
•	Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Portfolio; and
•	Preferred securities generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt. As a result, the value of preferred securities generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects; and
•	In the case of trust preferred securities, the value of the trust preferred securities tends to decline as interest rates rise.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the adviser and/or its affiliates.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the
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More About the Portfolio (continued)
loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
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Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.64% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The portfolio management team for the Portfolio utilizes a team-based approach and uses the models, insights and recommendations of the broader Behavioral Finance Team. The portfolio management team is comprised of Phillip D. Hart, Lindsey J. Houghton, Wonseok Choi, Jonathan L. Tse and Akash Gupta. Mr. Hart, a Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager for the Portfolio and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Houghton, Executive Director of JPMIM, is a research analyst and portfolio manager for the U.S. Behavioral Finance Equity Group. An employee of the firm since 2006, Mr. Houghton is responsible for coverage of the small and mid-cap consumer and financial sectors. He has been also a portfolio manager since November 2018 on the J.P. Morgan Intrepid Mid Cap Strategy. Previously, he worked as a senior analyst on Bear Stearns’ Quantitative Equity team. Prior to joining Bear Stearns, Mr. Houghton was a research analyst at BKF Asset Management and a portfolio manager assistant at ING Investment Management. Mr. Choi, Managing Director of JPMIM and head of quantitative research for the U.S. Behavioral Finance Equity Group since 2006, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Tse, Executive Director of JPMIM and a member of the quantitative research team for U.S. Equity Behavioral Finance Strategies since 2004, is responsible for Tactical Quantitative Research. This entails the active monitoring of current market conditions in order to identify opportunities and risks to make temporal adjustments to the Portfolio’s positioning. Mr. Gupta, Executive Director of JPMIM, is a research analyst and portfolio manager for the U.S. Behavioral Finance Small and Mid Cap Equity Group. An employee of the firm since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
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The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
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Shareholder Information (continued)
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
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Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
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Shareholder Information (continued)
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
18  |  JPMorgan Insurance Trust

This Page Intentionally Left Blank.

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Small Cap Core Portfolio
Class 1
Year Ended December 31, 2019	$ 21.10	$0.15	$ 4.69	$ 4.84	$(0.10)	$ (2.80)	$ (2.90)
Year Ended December 31, 2018	25.64	0.12	(2.85)	(2.73)	(0.10)	(1.71)	(1.81)
Year Ended December 31, 2017	22.49	0.10	3.30	3.40	(0.08)	(0.17)	(0.25)
Year Ended December 31, 2016	20.56	0.09	3.65	3.74	(0.11)	(1.70)	(1.81)
Year Ended December 31, 2015	24.06	0.13	(1.19)	(1.06)	(0.03)	(2.41)	(2.44)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
20  |

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 23.04	24.58%	$ 198,541,886	0.83%	0.66%	0.84%	83%
21.10	(11.93)	153,428,808	0.82	0.47	0.83	59
25.64	15.23	189,186,215	0.83	0.40	0.83	51
22.49	20.21	161,500,800	0.87	0.46	0.87	55
20.56	(5.28)	122,865,455	0.85	0.56	0.86	52
  |   21

How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITSCCP1-520

Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2020
JPMorgan Insurance Trust U.S. Equity Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust U.S. Equity Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.24
Total Annual Fund Operating Expenses	0.79
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	81	252	439	978
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 69% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index. It will also look to identify companies that regularly pay dividends.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communications, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Portfolio.
On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high potential reward compared to potential risk

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust U.S. Equity Portfolio (continued)
•	temporary mispricings caused by apparent market overreactions.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the
Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Mid Cap Company Risk. Investments in mid cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Large Cap Company Risk. Because the Portfolio invests principally in large cap company securities, it may underperform other funds during periods when the Portfolio’s securities are out of favor.
Value Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.
Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transactions costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

2  |   JPMorgan Insurance Trust

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Certain derivatives expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Portfolio’s performance to the performance of the S&P 500 Index. The S&P 500 Index does not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2012	13.93%
Worst Quarter	3rd quarter, 2011	-15.22%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 1 SHARES	31.75%	11.10%	13.16%
S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	31.49	11.70	13.56
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Scott Davis	2017	Managing Director
Susan Bao	2004	Managing Director
David Small	2016	Managing Director
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust U.S. Equity Portfolio (continued)
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

4  |   JPMorgan Insurance Trust

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index. It will also look to identify companies that regularly pay dividends.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communications, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Portfolio.
On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions.
The Portfolio will invest primarily in equity securities as described above. The Portfolio invests in common stock as a main strategy. Although currently not a main strategy, the Portfolio’s investments in equity securities may also include:
•	preferred stock
•	convertible securities
•	trust or partnership interests
•	warrants and rights to buy common stock
The main investment strategies for the Portfolio may also include the following which may be equity securities:
•	foreign securities, often in the form of depositary receipts
•	derivatives, including futures
Although not main investment strategies, the Portfolio may also utilize the following which may be equity securities:
•	other investment companies
•	exchange traded funds (ETFs)
•	affiliated money market funds
May 1, 2020  |  5

More About the Portfolio (continued)
•	securities lending, which is the loan of securities to borrowers in exchange for cash collateral which the Portfolio may reinvest. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus an agreed upon rebate
•	derivatives, including options and swaps
The Portfolio is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Portfolio’s returns. In connection with its main investment strategies, the Portfolio may use futures to more effectively gain targeted equity exposure from its cash position. Under certain market conditions, the Portfolio’s use of derivatives for cash management or other investment management purposes could be significant.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Portfolio may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
NON-FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective for the Portfolio is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Portfolio.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading marked for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
6  |   JPMorgan Insurance Trust

The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
U.S. Equity Portfolio
Convertible Securities Risk	○
Derivatives Risk	•
Equity Market Risk	•
ETF and Other Investment Company Risk	○
Foreign Securities Risk	•
General Market Risk	•
Industry and Sector Focus Risk	•
Initial Public Offerings (IPO) Risk	○
Large Cap Company Risk	•
Mid Cap Company Risk	•
Preferred Securities Risk	○
Securities Lending Risk	○
Transactions and Liquidity Risk	•
Value Strategy Risk	•
Volcker Rule Risk	○
•	Main Risks
○	Additional Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
Foreign Securities Risk. To the extent the Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for
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More About the Portfolio (continued)
and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/ or other taxes, which would decrease the Portfolio’s yield on these securities.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Mid Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative
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impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Large Cap Company Risk. Because the Portfolio invests principally in large cap company securities, it may underper-form other funds during periods when the Portfolio’s securities are out of favor.
Value Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:
•	Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Portfolio owns a preferred security that is deferring its distributions, the Portfolio may be required to report income for tax purposes although it has not yet received such income;
•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities;
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More About the Portfolio (continued)
•	Limited Voting Rights: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, which have characteristics of both subordinated debt and preferred stock, holders generally have no voting rights, except if the issuer fails to pay dividends for a specified period of time or a declaration of default occurs and is continuing;
•	Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Portfolio; and
•	Preferred securities generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt. As a result, the value of preferred securities generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects; and
•	In the case of trust preferred securities, the value of the trust preferred securities tends to decline as interest rates rise.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the adviser and/or its affiliates.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
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Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitation
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Portfolio Operating Expenses and therefore, the above waivers do not apply to such investments.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.55% of the Portfolio’s average daily net assets
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The portfolio managers primarily responsible for daily management of the Portfolio are Scott Davis, Managing Director of JPMIM, Susan Bao, Managing Director of JPMIM, and David Small, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Portfolio. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Small, an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016. Each of the portfolio managers, except Messrs. Small and Davis, is a CFA charterholder.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators
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and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
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Shareholder Information (continued)
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
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Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
May 1, 2020  |  17

Shareholder Information (continued)
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
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This Page Intentionally Left Blank.

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust U.S. Equity Portfolio
Class 1
Year Ended December 31, 2019	$26.63	$0.26	$ 7.81	$ 8.07	$(0.26)	$ (2.17)	$ (2.43)
Year Ended December 31, 2018	32.43	0.27	(1.93)	(1.66)	(0.27)	(3.87)	(4.14)
Year Ended December 31, 2017	27.03	0.26	5.69	5.95	(0.26)	(0.29)	(0.55)
Year Ended December 31, 2016	25.50	0.26	2.42	2.68	(0.25)	(0.90)	(1.15)
Year Ended December 31, 2015	26.75	0.26	0.01	0.27	(0.30)	(1.22)	(1.52)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
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	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 32.27	31.75%	$101,126,592	0.78%	0.88%	0.79%	69%
26.63	(6.16)	84,126,154	0.74	0.89	0.79	95
32.43	22.28	97,286,462	0.75	0.89	0.79	91
27.03	10.98	87,878,389	0.80	0.98	0.80	61
25.50	0.86	86,524,771	0.76	0.98	0.76	63
May 1, 2020  |  21

How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITUSEP1-520

Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2020
JPMorgan Insurance Trust Global Allocation Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize long-term total return.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.47
Dividend Expense on Short Sales	0.02
Remainder of Other Expenses[1]	0.45
Acquired Fund Fees and Expenses	0.13
Total Annual Fund Operating Expenses	1.15
Fee Waivers and/or Expense Reimbursements[2]	(0.23)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.92
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 9/1/19.
2	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.78% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio's investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	94	343	611	1,377
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s portfolio turnover rate (including securities sold short) was 116% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach in constructing the Portfolio. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in countries other than the United States (Non-U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Portfolio may invest under 40% of its total assets in Non-U.S. Countries provided that the Portfolio will not invest less than 30% of its total assets in Non-U.S. Countries under normal circumstances except for temporary defensive purposes. In managing the Portfolio, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Portfolio will invest across the full range of asset classes. Ranges for broad asset classes are:

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
Global Equity	10-90%
Global Fixed Income	10-90%
Alternatives	0-60%
Cash and Cash Equivalents	0-80%
The Portfolio’s equity investments may include common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (MLPs), exchange traded funds (ETFs) and mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds) and, for the limited purposes described below, market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (together with J.P. Morgan Funds, underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Portfolio is generally unconstrained by any particular capitalization with regard to its equity investments.
The Portfolio’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The Portfolio is generally unconstrained with regard to the duration of its fixed income investments.
The Portfolio’s alternative investments include securities that are not a part of the Portfolio’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), exchange traded notes (ETNs), exchange traded commodities (ETCs), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Portfolio exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (REITS)), currencies and commodities.
To the extent the Portfolio invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Portfolio or that have superior returns. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. The Portfolio expects that, to the extent it invests in ETFs, it will primarily invest in passive ETFs. A passive ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. For example, in implementing equity market neutral strategies and macro based strategies, the Portfolio may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Portfolio may use futures contracts, options, forwards and swaps, including total return swaps, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Portfolio’s gain. The Portfolio may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.
The Portfolio may invest in securities denominated in any currency. The Portfolio may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar.
As part of the underlying strategies, the Portfolio may enter into short sales. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
The Portfolio will likely engage in active and frequent trading.
Investment Process: As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the

2  |   JPMorgan Insurance Trust

Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top-down macro views, together with the bottom-up views of the separate asset class specialists within J.P. Morgan Asset Management globally.
In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Interest Rate and Credit Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve. The Portfolio’s investments are subject to the risk that issuers or the counterparties will fail to make payments when due or default completely.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities, Emerging Markets and Currency Risk. The Portfolio may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. While the Portfolio may engage in various strategies to hedge against currency risk, it is not required to do so.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Derivatives Risk. Derivatives, including futures contracts, options, forwards, swaps, and commodity linked derivatives, may be riskier than other types of investments because they may be more sensitive to changes in economic or market condi-
tions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), and includes the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
In addition to the risks associated with derivatives in general, the Portfolio may also be subject to risks related to swap agreements, including total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market and may be used to establish both long and short positions in order to gain the desired exposure.
Because swap agreements are not exchange-traded, but are private contracts into which the Portfolio and a swap counterparty enter as principals, the Portfolio may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Portfolio’s returns are reduced or its losses increased by the costs associated with the swap, which may be significant. In addition, there is the risk that the swap may be terminated by the Portfolio or the counterparty in accordance with its terms or as a result of regulatory changes. If the swap were to terminate, the Portfolio may suffer losses. The Portfolio will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.
High Yield Securities and Loan Risk. The Portfolio may invest in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

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No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Portfolio’s securities and other investments in a timely fashion could result in losses to the Portfolio. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Portfolio may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Mortgage-Related and Other Mortgage-Backed Securities Risk. The Portfolio may invest in both residential and commercial mortgage-related and mortgage-backed securities, including so called “sub-prime” mortgages, that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In either periods of rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “commodity risks” as well as the risks associated with the specific industry or industries in which the partnership invests. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.
Investment Company and Pooled Investment Vehicle Risk. The Portfolio may invest in shares of other investment companies, including J.P. Morgan Funds, unaffiliated closed-end funds, unaffiliated passive ETFs and other pooled investment vehicles, including those holding commodities, currencies or commodity futures. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF, closed-end fund or pooled investment vehicle designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs, closed-end funds or pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. There may be no active market for shares of certain closed-end funds or pooled investment vehicles (especially those not traded on exchanges) and such shares may be highly illiquid. Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated funds creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Portfolio to incur higher fees and could cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
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Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.
Short Selling Risk. The Portfolio will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. The Portfolio’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Portfolio to be more volatile.
Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
High Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

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Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years, and life of the Portfolio. The table compares the Portfolio’s performance to the performance of the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index—Unhedged USD, and the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index—Unhedged USD. The MSCI World Index, the Bloomberg Barclays Global Aggregate Index—Unhedged USD and the Global Allocation Composite Benchmark do not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2019	7.30%
Worst Quarter	4th quarter, 2018	-6.75%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Life of Fund (since 12/09/2014)
CLASS 1 SHARES	16.87%	6.19%	6.06%
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.50
BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX - UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.84	2.31	2.19
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.01	6.63	6.49
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Jeffrey A. Geller	2014	Managing Director
Eric J. Bernbaum	2014	Executive Director
Grace Koo	2014	Executive Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
May 1, 2020  |  7

Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insur-
ance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

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More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach in constructing the Portfolio. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in countries other than the United States (Non-U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Portfolio may invest under 40% of its total assets in Non-U.S. Countries provided that the Portfolio will not invest less than 30% of its total assets in Non-U.S. Countries under normal circumstances except for temporary defensive purposes. In managing the Portfolio, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. For purposes of the Portfolio’s investment policies, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Portfolio will invest across the full range of asset classes. Ranges for broad asset classes are:
Global Equity	10-90%
Global Fixed Income	10-90%
Alternatives	0-60%
Cash and Cash Equivalents	0-80%
The Portfolio’s equity investments may include common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, MLPs, ETFs and mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds) and, for the limited purposes described below, market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (together with J.P. Morgan Funds, underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Portfolio is generally unconstrained by any particular capitalization with regard to its equity investments.
The Portfolio’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as TIPS, J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The Portfolio is generally unconstrained with regard to the duration of its fixed income investments.
The Portfolio’s alternative investments include securities that are not a part of the Portfolio’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), ETNs, ETCs, J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Portfolio exposure to: market neutral strategies, long/ short strategies, real estate (including REITS), currencies and commodities.
To the extent the Portfolio invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Portfolio or that have superior returns. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. The Portfolio expects that, to the extent it invests in ETFs, it will primarily invest in passively managed ETFs. A passively managed ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, forwards, and swaps, including total return swaps, to more effectively gain targeted equity and fixed income
May 1, 2020  |  9

More About the Portfolio (continued)
exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Portfolio’s gain. The Portfolio may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.
The Portfolio may invest in securities denominated in any currency. The Portfolio may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar.
As part of the underlying strategies, the Portfolio may enter into short sales. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
The Portfolio will likely engage in active and frequent trading.
The main investment strategies for the Portfolio are summarized above. These may include:
•	equity investments
•	fixed-income investments
•	alternative investments
•	cash or cash equivalents
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
The Portfolio’s investments in high yield securities may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Portfolio’s investments in fixed income securities may also include asset-backed securities.
The Portfolio may invest in ETFs. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Portfolio’s ability to invest from 10% to 90% of its assets in equity and fixed income investments may allow the Portfolio to participate in rising equity and fixed income markets, but may prevent the Portfolio from having all of its assets exposed to the risks of equities or fixed income during declining markets.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loans, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loans, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
The Portfolio may utilize these investment strategies to a greater or lesser degree.
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Investment Process: As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top-down macro views, together with the bottom-up views of the separate asset class specialists within J.P. Morgan Asset Management globally.
In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Portfolio.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Global Allocation Portfolio
Asia Pacific Market Risk	•
Commodity Risk	•
Convertible Securities Risk	•
Credit Risk	•
Currency Risk	•
Depositary Receipts Risk	•
Derivatives Risk	•
ETN Risk	• • Main Risks
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More About the Portfolio (continued)
Global Allocation Portfolio
Equity Market Risk	•
European Market Risk	•
Foreign Securities and Emerging Markets Risk	•
General Market Risk	•
Geographic Focus Risk	•
Government Securities Risk	•
High Portfolio Turnover Rate Risk	•
High Yield Securities Risk	•
Industry and Sector Focus Risk	•
Inflation-Linked Securities Risk	•
Interest Rate Risk	•
Investment Company and Pooled Investment Vehicle Risk	•
Latin American Market Risk	•
Loan Risk	•
MLP Risk	•
Mortgage-Related and Other Asset-Backed Securities Risk	•
Prepayment and Call Risk	○
Real Estate Securities Risk	•
Securities Lending Risk	○
Short Selling Risk	•
Smaller Company Risk	○
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
•	Main Risks
○	Additional Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments,
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their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities and Emerging Markets Risk. To the extent the Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or other taxes, which would decrease the Portfolio’s yield on these securities.
Geographic Focus Risk. In addition to the more general Foreign Securities and Emerging Markets Risk above, the Portfolio may focus its investments in one or more foreign regions or small group of companies. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks in the following regional areas.
Asia Pacific Market Risk. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asian Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.
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More About the Portfolio (continued)
Certain of the currencies in the Asia Pacific region recently experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of the Portfolio.
The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. If the Portfolio concentrates in the Asia Pacific region, the Portfolio’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region. The imposition of tariffs or other trade barriers or a downturn in the economy of a significant trading partner could adversely impact Chinese companies.
European Market Risk. The Portfolio’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the United Kingdom effectively remains in the European Union from an economic perspective but no longer has any political representation in the European Union parliament. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom. Europe and globally, which could have an adverse effect on the value of the Portfolio’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Latin American Market Risk. The economies of countries in Latin America are all considered emerging market economies. High interest, inflation (in some cases substantial and prolonged), and unemployment rates generally characterize each economy. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar and devaluation, all of which could decrease the value of the Portfolio. Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Portfolio may invest. Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability and the significant percentage of the market represented by a small number of issuers.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), and includes the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
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The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
In addition to the risks associated with derivatives in general, the Portfolio may also be subject to risks related to swap agreements, including total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market and may be used to establish both long and short positions in order to gain the desired exposure. Because swap agreements are not exchange-traded, but are private contracts into which the Portfolio and a swap counterparty enter as principals, the Portfolio may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Portfolio’s returns are reduced or its losses increased by the costs associated with the swap, which may be significant. In addition, there is the risk that the swap may be terminated by the Portfolio or the counterparty in accordance with its terms or as a result of regulatory changes. If the swap were to terminate, the Portfolio may be unable to employ its investment strategy and may suffer losses. The Portfolio will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example futures and options) that derive their value from the performance of underlying assets or securities.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that issuers and/or a counterparty to a security, contract, repurchase agreement or other investment will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit
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More About the Portfolio (continued)
spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The Portfolio may invest in both residential or commercial mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the residential and commercial property market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of asset-backed, mortgage-backed and mortgage-related investments that include so-called “sub-prime” mortgages (which are loans made to borrowers with low credit ratings or other factors that increase the risk of default). The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of the Portfolio’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
The Portfolio may invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment. The Portfolio may invest in interest-only (IO) and principal-only (PO) mortgage-related securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
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High Yield Securities Risk. The Portfolio may invest in debt securities and other types of investments that are rated below investment grade. High yield, high risk securities and below investment grade securities are also known as junk bonds. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Portfolio’s investments and the Portfolio’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Portfolio unless you are willing to assume the greater risk associated with high yield securities. As a result, the Portfolio is intended for investors who are able and willing to assume a high degree of risk.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio’s securities and the price of the Portfolio’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Portfolio. The Portfolio may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent the Portfolio enters into such transactions in markets other than in the United States, the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Portfolio’s investments in foreign securities. There can be no assurance that the Portfolio’s hedging activities will be effective, and the Portfolio will incur costs in connection with the hedging. Currency hedging may limit the Portfolio’s return if the relative values of currencies change. Furthermore, the Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Loan Risk. The Portfolio may invest in Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, the Portfolio could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Portfolio limits investments in illiquid securities to no more than 15% of the Portfolio’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of Loans in a timely fashion could result in losses to the Portfolio. Certain Loans may take more than seven days to settle. Because some Loans that the Portfolio invests in may have a more limited secondary market, liquidity risk is more pronounced for such Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Portfolio’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Portfolio may be more dependent upon the analytical ability of its adviser. In addition, certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws.
When the Portfolio acquires a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower.
As a result, the Portfolio assumes the credit risk of the seller of the loan participation and any other parties inter-positioned between the Portfolio and the borrower. The Portfolio may not benefit directly from the collateral supporting the loan in which it has purchased the loan participation or assignment.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Portfolio’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.
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More About the Portfolio (continued)
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When Loans are prepaid, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Depositary Receipts Risk. The Portfolio’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
High Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and high transaction costs.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Investment Company and Pooled Investment Vehicle Risk. The Portfolio may invest in shares of other investment companies, including ETFs, and pooled investment vehicles, including ETCs, which are investment vehicles that track the performance of a commodity or an underlying commodity index. Many ETCs implement a futures trading strategy in lieu of actually owning physical commodities and may therefore produce different results than they would through ownership of the commodity. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in commodities. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price above (premium) or below (discount) their net asset value especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF or ETC’s underlying portfolio. Further, certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “bid” price quoted by a seller and the “ask” price offered by a buyer. Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares
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may be highly illiquid. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Portfolio to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Short Selling Risk. The Portfolio’s strategy may involve more risk than other funds that do not engage in short selling. The Portfolio’s use of short sales in combination with long positions in the Portfolio’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Portfolio.
In order to establish a short position in a security, the Portfolio must first borrow the security from a lender, such as a broker or other institution. The Portfolio may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Portfolio may be unable to implement its investment strategy due to the lack of available securities or for other reasons.
After short selling a security, the Portfolio may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Portfolio may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.
In addition, the Portfolio may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Portfolio incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Portfolio replaces the security. The Portfolio’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Portfolio will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Portfolio will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Portfolio.
ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counter-party will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.
Commodity Risk. The Portfolio’s investment in commodities, commodity-linked securities and derivatives may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations and policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and
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More About the Portfolio (continued)
fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss, and there can be no assurance that the use of leverage will be successful.
MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of MLPs.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Smaller Company Risk. Investments in smaller, newer companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, in the price of debtor equity issued by such companies changes may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.
Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/ or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that
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incentive against the best interests of the Portfolio. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. Investment in J.P. Morgan Funds could cause the Portfolio to incur higher fees and could cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. These conflicts also could cause the adviser to adjust its asset class target or actual allocation to provide for increased use of J.P. Morgan Funds. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material nonpublic information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
The shares of the J.P. Morgan Funds in which the Portfolio may invest a portion of its assets impose a separate investment advisory fee. To avoid charging an investment advisory fee at an effective rate above 0.55% for the Portfolio on affiliated investments, the adviser will waive investment advisory fees with respect to the Portfolio in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees charged by the underlying J.P. Morgan Funds. These waivers may be in addition to any waiver required to meet the Portfolio’s contractual expense limitation, but will not exceed the Portfolio’s advisory fee.
Expenses of Underlying Funds
The Portfolio invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Portfolio will invest in Class R5 Shares. To the extent that an underlying fund does not offer Class R5 Shares, the Portfolio may invest in Institutional Class or Class L Shares, as applicable, or to the extent that an underlying fund does not have Institutional Class or Class L Shares, the Portfolio may invest in Class I Shares of an underlying fund. Institutional Class or Class L and Class I Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares
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More About the Portfolio (continued)
have higher expenses than Class R6 Shares. To the extent that the Portfolio invests in shares of the underlying funds that do not offer Class R6 Shares, the Portfolio’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Portfolio’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.50% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The Portfolio is managed by JPMIM’s Multi-Asset Solutions Group (MAS). The members of the MAS team responsible for management and oversight of the Portfolio are Jeffery A. Geller, Managing Director and CFA charter-holder, Eric J. Bernbaum, Executive Director and CFA charterholder, and Grace Koo, Executive Director. As CIO for the Americas of MAS, Mr. Geller has investment oversight responsibility for all accounts managed by the group. In addition, he has direct portfolio management responsibilities for MAS’s less constrained mandates as well as those with large alternatives allocations. Mr. Geller joined JPMIM in 2006 and has been a portfolio manager of the Portfolio since its inception. Mr. Bernbaum is a portfolio manager in MAS for portfolio construction. An employee of JPMIM since 2008 and portfolio manager of the Portfolio since its inception, Mr. Bernbaum focuses on portfolio construction and the implementation of tactical asset allocation across MAS. Ms. Koo is a portfolio manager in MAS with responsibility for quantitative multi-asset portfolio strategies, dynamic asset allocation and long term capital market assumptions. Ms. Koo joined the firm in 2007 and has been portfolio manager for the Portfolio since its inception.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators
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The Portfolio’s Management and Administration (continued)
and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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Shareholder Information (continued)
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
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4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
May 1, 2020  |  27

Shareholder Information (continued)
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
28  |  JPMorgan Insurance Trust

Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
May 1, 2020  |  29

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Global Allocation Portfolio
Class 1
Year Ended December 31, 2019	$ 15.47	$0.33	$ 2.24	$ 2.57	$(0.39)	$ —	$(0.39)
Year Ended December 31, 2018	16.57	0.29	(1.29)	(1.00)	—	(0.10)	(0.10)
Year Ended December 31, 2017	14.89	0.29	2.25	2.54	(0.20)	(0.66)	(0.86)
Year Ended December 31, 2016	14.46	0.35	0.54	0.89	(0.46)	—(i)	(0.46)
Year Ended December 31, 2015	14.93	0.30	(0.46)	(0.16)	(0.23)	(0.08)	(0.31)
(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Commencing on December 31, 2016, the Portfolio presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to December 31, 2016, the Portfolio did not transact in securities sold short.
(h)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend and interest expense for securities sold short) for Class 1 are 0.77% and 1.03% for the year ended December 31, 2019, 0.77% and 1.10% for the year ended December 31, 2018 and 0.76% and 1.11% for the year ended December 31, 2017, respectively.
(i)	Amount rounds to less than $0.005.
(j)	Dividend expense on securities sold short is less than 0.005%.
(k)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
30  |  JPMorgan Insurance Trust

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (c)(d)	Net assets, end of period	Net expenses (including dividend expense for securities sold short) (e)(f)	Net investment income (loss) (a)	Expenses without waivers, reimbursements and earnings credits (including dividend expense for securities sold short) (f)	Portfolio turnover rate (excluding securities sold short) (g)	Portfolio turnover rate (including securities sold short) (g)

$ 17.65	16.87%	$ 41,311,047	0.79%(h)	1.99%	1.05%(h)	98%	116%
15.47	(6.06)	30,366,130	0.81(h)	1.79	1.14(h)	110	141
16.57	17.11	14,307,557	0.79(h)	1.76	1.14(h)	80	92
14.89	6.13	4,664,040	0.77(j)	2.34	1.20(j)	60	61
14.46	(1.06)	489,826	0.77(k)	2.00(k)	1.18(k)	50	—
May 1, 2020  |  31

How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITGAP1-520

Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2020
JPMorgan Insurance Trust Income Builder Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fees	0.42%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.51
Acquired Fund Fees and Expenses	0.09
Total Annual Fund Operating Expenses	1.02
Fee Waivers and/or Expense Reimbursements[2]	(0.34)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.68
1	"Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 9/1/19.
2	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.60% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio's investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	69	291	530	1,217
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 51% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) buys and sells securities and investments for the Portfolio based on the adviser’s view of strategies, sectors, and overall portfolio construction taking into account income generation, risk/return analyses, and relative value considerations.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are below investment grade. With respect to below investment grade debt securities (known as junk bonds), the Portfolio currently expects

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
to invest no more than 70% of its total assets in such securities. The Portfolio may also invest up to 35% of its total assets in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments). The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of real estate investment trusts (REITs). In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. These include mortgage-backed, mortgage-related and asset backed securities, including collateralized mortgage obligations and principal-only (PO) and interest-only (IO) stripped mortgage backed securities, dollar rolls, REITs, inflation-linked securities including Treasury Inflation Protected Securities (TIPS), when issued securities and forward commitments. The Portfolio may invest in other investment companies including mutual funds and ETFs in the same group of investment companies (i.e., J.P. Morgan Funds), as well as investment companies that are managed by unaffiliated investment advisers (unaffiliated funds), including closed-end funds and, for the limited purposes described below, market cap weighted index ETFs (passive ETFs) that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Portfolio, for hedging and for risk management. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use such derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative

2  |   JPMorgan Insurance Trust

impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
High Yield Securities and Loan Risk. The Portfolio may invest in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Portfolio’s securities and other investments in a timely fashion could result in losses to the Portfolio. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Portfolio may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Interest Rate and Credit Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve. The Portfolio’s investments are subject to the risk that issuers or the counterparties will fail to make payments when due or default completely.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities, Emerging Markets and Currency Risk. The Portfolio may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. While the Portfolio may engage in various strategies to hedge against currency risk, it is not required to do so.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
European Market Risk. The Portfolio’s performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the United Kingdom effectively remains in the European Union from an economic perspective but no longer has any political representation in the European Union parliament. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) and in potentially lower growth for companies in the United Kingdom, Europe and globally, which could have an adverse effect on the value of the Portfolio’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called
“ sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In either periods of rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities. Collateralized mortgage obligations (CMOs) and stripped mortgage backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its

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proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Derivatives Risk. Derivatives, including futures contracts, foreign currency transactions, options, swaps, forward foreign currency contracts, currency futures and participation notes, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Portfolio’s original investment. Certain derivatives also expose the Portfolio to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improperly valuation. Certain of the Portfolio’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Portfolio realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Portfolio’s after-tax returns. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
ETF and Other Investment Company Risk. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of an ETF or other investment company. The price and movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of a J.P. Morgan Fund. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds could cause the Portfolio to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year over the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. The table compares that performance to the MSCI
May 1, 2020  |  5

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
World Index (net of foreign withholding taxes), the Bloomberg Barclays U.S. Aggregate Index and the Income Builder Composite Benchmark, composed of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays U.S. Aggregate Index. The MSCI World Index, the Bloomberg Barclays U.S. Aggregate Index and the Income Builder Composite Benchmark do not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2019	6.73%
Worst Quarter	4th quarter, 2018	-4.80%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Life of Fund (since 12/09/2014)
CLASS 1 SHARES	14.56%	5.36%	5.26%
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.50
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	8.72	3.05	3.07
INCOME BUILDER COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.01	6.63	6.49
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Michael Schoenhaut	2014	Managing Director
Eric J. Bernbaum	2014	Executive Director
Jeffrey A. Geller	2014	Managing Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.

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Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insur-
ance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.
May 1, 2020  |  7

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio primarily invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. The Portfolio may invest in a wide variety of asset classes from issuers throughout the world (including emerging market countries) to achieve its core objective of maximizing income while also providing an opportunity for capital appreciation. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade meaning that such securities will carry a rating below Baa3 by Moody’s Investor Service, Inc. (Moody’s), BBB– by Standard & Poor’s Corporation (S&P), or BBB– by Fitch Ratings (Fitch), or the equivalent by another national rating organization, or securities that are unrated. With respect to below investment grade debt securities, the Portfolio currently expects to invest no more than 70% of its total assets in such securities.
The Portfolio may invest up to 35% of its total assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (Junior Loans). Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Portfolio acquires a loan assignment, the Portfolio typically will have a direct contractual relationship with the obligor; provided, however, that the Portfolio’s rights may be more limited than the lender from which it acquired the assignment and the Portfolio may be able to enforce its rights only through an administrative agent. The Portfolio attempts to maximize its dividend yield by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of REITs. In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. Because yield is the main consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what JPMIM believes to be their long-term investment value. The Portfolio may also invest in warrants, rights and participation notes (P-Notes).
The Portfolio may invest in common stocks and, to a lesser extent, debt securities of REITs and other real estate companies in both developed and emerging markets. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate. The Portfolio may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. Under certain market conditions, the Portfolio’s use of derivatives could be significant.
The Portfolio may invest in asset-backed securities. The Portfolio may also invest in mortgage-backed and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.
The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
The Portfolio also may invest in inflation-linked securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS, as well as inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Portfolio also may purchase when-issued securities and forward commitments, which are contracts to purchase securities at a fixed price for delivery at a future date.
The Portfolio may invest in underlying funds. In selecting underlying mutual funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated mutual funds available, even though there may (or may not) be one or more unaffiliated mutual funds that investors might regard as more attractive for the Portfolio or that have superior returns. For
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passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF. For actively-managed underlying mutual funds and ETFs, the adviser limits its selection to J.P. Morgan Funds.
The Portfolio may invest in shares of ETFs, affiliated investment companies and other investment companies. ETFs which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single unaffiliated ETF to 5% of its total assets and in all unaffiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in unaffiliated ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF (affiliated or unaffiliated) or in multiple ETFs (affiliated or unaffiliated). ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loans, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loans, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
Investment Process: Drawing on the resources of multiple specialist teams within JPMIM, the portfolio managers establish the strategic and tactical allocation for the Portfolio and make the day-to-day decisions concerning strategies, sectors, and overall portfolio construction based on income generation, risk/return analyses and relative value considerations. As attractive investments across asset classes and strategies arise, the portfolio managers attempt to capture these opportunities and have wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The lead portfolio managers leverage the resources and insights of the research analysts and portfolio managers who serve on specialist asset class teams. Such specialist teams select individual securities within the portfolio construction mandates established by the portfolio managers.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Portfolio.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
May 1, 2020  |  9

More About the Portfolio (continued)
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Income Builder Portfolio
Convertible Securities Risk	•
Credit Risk	•
Currency Risk	•
Derivatives Risk	•
ETF and Other Investment Company Risk	•
Equity Market Risk	•
European Market Risk	•
Foreign Securities and Emerging Markets Risk	•
General Market Risk	•
Geographic Focus Risk	•
Government Securities Risk	•
High Yield Securities Risk	•
Industry and Sector Focus Risk	•
Inflation-Linked Securities Risk	•
Interest Rate Risk	•
Loan Risk	•
Mortgage-Related and Other Asset-Backed Securities Risk	•
Preferred Stock Risk	•
Prepayment and Call Risk	○
Real Estate Securities Risk	•
Securities Lending Risk	○
Smaller Company Risk	○
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
•	Main Risks
○	Additional Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a
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particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities and Emerging Markets Risk. To the extent the Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or other taxes, which would decrease the Portfolio’s yield on these securities.
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More About the Portfolio (continued)
Geographic Focus Risk. In addition to the more general Foreign Securities and Emerging Markets Risk above, the Portfolio may focus its investments in one or more foreign regions or small group of companies. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks in the following regional areas.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), and includes the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example futures and options) that derive their value from the performance of underlying assets or securities.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that issuers and/or a counterparty to a security, contract, repurchase agreement or other investment will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in
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securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The Portfolio may invest in both residential or commercial mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the residential and commercial property market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of asset-backed, mortgage-backed and mortgage-related investments that include so-called “sub-prime” mortgages (which are loans made to borrowers with low credit ratings or other factors that increase the risk of default). The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of the Portfolio’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
The Portfolio may invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment. The Portfolio may invest in interest-only (IO) and principal-only (PO) mortgage-related securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and
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More About the Portfolio (continued)
Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
High Yield Securities Risk. The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade. High yield, high risk securities and below investment grade securities are also known as junk bonds. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Portfolio’s investments and the Portfolio’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Portfolio unless you are willing to assume the greater risk associated with high yield securities. As a result, the Portfolio is intended for investors who are able and willing to assume a high degree of risk.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio’s securities and the price of the Portfolio’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. The Portfolio may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Portfolio enters into such transactions in markets other than in the United States, the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Portfolio’s investments in foreign securities. In addition, the Portfolio may engage in such transactions as a substitute for securities in which the Portfolio invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Portfolio. While the Portfolio’s use of hedging strategies is intended to reduce the volatility of the net asset value of Portfolio shares, the net asset value of the Portfolio will fluctuate. There can be no assurance that the Portfolio’s hedging activities will be effective, and the Portfolio will incur costs in connection with the hedging. Currency hedging may limit the Portfolio’s return if the relative values of currencies change. Furthermore, the Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Loan Risk. The Portfolio may invest in Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, the Portfolio could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Portfolio limits investments in illiquid securities to no more than 15% of the Portfolio’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of Loans in a timely fashion could result in losses to the Portfolio. Certain Loans may take more than seven days to settle. Because some Loans that the Portfolio invests in may have a more limited secondary market, liquidity risk is more pronounced for such Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Portfolio’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Portfolio may be more dependent upon the analytical ability of its adviser. In addition, certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws.
When the Portfolio acquires a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower.
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As a result, the Portfolio assumes the credit risk of the seller of the loan participation and any other parties inter-positioned between the Portfolio and the borrower. The Portfolio may not benefit directly from the collateral supporting the loan in which it has purchased the loan participation or assignment.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Portfolio’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When Loans are prepaid, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the investment company or ETF. The Portfolio is subject to the risks associated with the ETF or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
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More About the Portfolio (continued)
Preferred Stock Risk. The Portfolio may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
European Market Risk. The Portfolio’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the United Kingdom effectively remains in the European Union from an economic perspective but no longer has any political representation in the European Union parliament. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom. Europe and globally, which could have an adverse effect on the value of the Portfolio’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Smaller Company Risk. Investments in smaller, newer companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, in the price of debtor equity issued by such companies changes may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller
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companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.
Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. In addition, the adviser’s authority to invest in J.P. Morgan Funds creates conflicts of interest. For actively managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines that the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. Investing in J.P. Morgan Funds could cause the Portfolio to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. These conflicts also could cause the adviser to adjust its asset class target or actual allocation to provide for increased use of J.P. Morgan Funds. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
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More About the Portfolio (continued)
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
The shares of the J.P. Morgan Funds in which the Portfolio may invest a portion of its assets impose a separate investment advisory fee. To avoid charging an investment advisory fee at an effective rate above 0.42% for the Portfolio on affiliated investments, the adviser will waive investment advisory fees with respect to the Portfolio in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees charged by the underlying J.P. Morgan Funds. These waivers may be in addition to any waiver required to meet the Portfolio’s contractual expense limitation, but will not exceed the Portfolio’s advisory fee.
Expenses of Underlying Funds
The Portfolio invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Portfolio will invest in Class R5 Shares. To the extent that an underlying fund does not offer Class R5 Shares, the Portfolio may invest in Institutional Class or Class L Shares, as applicable, or to the extent that an underlying fund does not have Institutional Class or Class L Shares, the Portfolio may invest in Class I Shares of an underlying fund. Institutional Class or Class L and Class I Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Portfolio invests in shares of the underlying funds that do not offer Class R6 Shares, the Portfolio’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Portfolio’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.
18  |  JPMorgan Insurance Trust

The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolios.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.23% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The Portfolio is managed by JPMIM’s Multi-Asset Solutions Group (MAS). The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Portfolio. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Portfolio within the parameters established by the lead portfolio managers. Michael Schoenhaut, Managing Director and CFA charterholder, Eric J. Bernbaum, Executive Director and CFA charterholder, and Jeffrey A. Geller, Managing Director and CFA charterholder, serve as portfolio managers for the Portfolio. Mr. Schoenhaut has been an employee of JPMIM since 1997 and a portfolio manager of the Portfolio since its inception. Mr. Schoenhaut focuses on asset allocation, portfolio construction manager selection and risk management. Mr. Bernbaum is a portfolio manager in MAS. An employee of JPMIM since 2008 and portfolio manager of the Portfolio since 2014, Mr. Bernbaum focuses on asset allocation, manager selection, portfolio construction and risk management. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller has had investment oversight responsibility for the Portfolio since its inception.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
May 1, 2020  |  19

The Portfolio’s Management and Administration (continued)
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
20  |  JPMorgan Insurance Trust

Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
May 1, 2020  |  21

Shareholder Information (continued)
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
22  |  JPMorgan Insurance Trust

4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
May 1, 2020  |  23

Shareholder Information (continued)
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
24  |  JPMorgan Insurance Trust

Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
May 1, 2020  |  25

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital
JPMorgan Insurance Trust Income Builder Portfolio
Class 1
Year Ended December 31, 2019	$10.11	$0.40	$ 1.05	$ 1.45	$(0.37)	$(0.03)	$ —
Year Ended December 31, 2018	10.62	0.42	(0.91)	(0.49)	—	(0.02)	—
Year Ended December 31, 2017	9.93	0.37	0.81	1.18	(0.39)	(0.10)	—
Year Ended December 31, 2016	9.63	0.37	0.26	0.63	(0.32)	—	(0.01)
Year Ended December 31, 2015	9.95	0.36	(0.40)	(0.04)	(0.27)	(0.01)	—
(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
26  |  JPMorgan Insurance Trust

			Ratios/Supplemental data
				Ratios to average net assets
Total distributions	Net asset value, end of period	Total return (c)(d)	Net assets, end of period	Net expenses (e)(f)	Net investment income (loss) (a)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate

$(0.40)	$ 11.16	14.56%	$14,606,803	0.60%	3.71%	0.95%	51%
(0.02)	10.11	(4.63)	10,946,497	0.59	4.02	1.14	68
(0.49)	10.62	11.89	8,776,419	0.59	3.40	1.26	85
(0.33)	9.93	6.53	106,032	0.60	3.72	1.27	46
(0.28)	9.63	(0.31)	99,526	0.60 (g)	3.56 (g)	1.44 (g)	42
May 1, 2020  |  27

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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITIBP1-520

Prospectus
JPMorgan Insurance Trust
Class 2 Shares
May 1, 2020
JPMorgan Insurance Trust Core Bond Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.18
Total Annual Fund Operating Expenses	0.83
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 2 SHARES ($)	85	265	460	1,025
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 20% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) may invest a significant portion or all of the Portfolio’s assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Portfolio may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Interest Rate Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. The Portfolio’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called

2  |   JPMorgan Insurance Trust

“ sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In either periods of rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk,” for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Portfolio’s performance to the performance of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index does not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	2nd quarter, 2010	4.04%
Worst Quarter	4th quarter, 2016	-3.16%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 2 SHARES	7.87%	2.69%	3.73%
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	8.72	3.05	3.75
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Richard D. Figuly	2016	Managing Director
Justin Rucker	2019	Executive Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an

4  |   JPMorgan Insurance Trust

underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.
May 1, 2020  |  5

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction. As part of its security selection process, the adviser also evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of many companies in the universe in which the Portfolio may invest. These determinations may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Portfolio while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
Credit Quality. The Portfolio limits its investments to investment grade securities or the unrated equivalent. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another national rating organization (NRSRO), or unrated but deemed by the adviser to be of comparable quality. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to below investment grade.
As indicated in the Portfolio’s Risk/Return Summary, the Portfolio may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In general, these borrowers have impaired or limited credit history.
Average Weighted Maturity. The Portfolio’s average weighted maturity will ordinarily range between 4 and 12 years. The Portfolio will have a longer or shorter average weighted maturity under certain market conditions, and the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates.
Usually the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio. Because the Portfolio holds asset-backed, mortgage-backed and similar securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.
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Investment Strategies. As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this fundamental policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category.
Additional Strategies. The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a principal strategy of the Portfolio, the Portfolio may use futures contracts, options, swaps and other instruments from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.
The Portfolio may also engage in securities lending. Securities lending involves the loan of securities to borrowers in exchange for cash collateral which the Portfolio may reinvest. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus an agreed upon rebate.
The Portfolio may invest in loan participations and assignments (Loans) although the Portfolio does not currently use Loans as part of its principal investment strategy.
Although not main investment strategies, the Portfolio may also utilize:
•	other investment companies
•	exchange-traded funds (ETFs)
•	affiliated money market funds
The Portfolio may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized in the Risk/Return Summary.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money markets funds. During the term of the loans, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loans, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
May 1, 2020  |  7

More About the Portfolio (continued)
FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is fundamental.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Core Bond Portfolio
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	•
Credit Risk	•
Derivatives Risk	○
ETF and Other Investment Company Risk	○
Foreign Issuer Risk	•
General Market Risk	•
Geographic Focus Risk	•
Government Securities Risk	•
Industry and Sector Focus Risk	•
Interest Rate Risk	•
Inverse Floater Risk	•
Prepayment Risk	•
Securities Lending Risk	○
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk	•
•	Main Risks
○	Additional Risks
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market
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control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that issuers and/or a counterparty to a security, contract, repurchase agreement or other investment will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. The Portfolio must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a regulated investment company and to eliminate tax at the Portfolio level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income; and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that
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More About the Portfolio (continued)
are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities differ from conventional debt securities and are subject to certain additional risks because principal is paid back over the life of the security rather than at maturity. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, asset-backed, mortgage-backed and mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Portfolio may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. In periods of rising interest rates, the Portfolio may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of asset-backed, mortgage-backed and mortgage-related investments that include so-called “sub-prime” mortgages (which are loans made to borrowers with low credit ratings or other factors that increase the risk of default). The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of the Portfolio’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
The Portfolio may invest in CMOs. CMOs debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be particularly sensitive to changes in prevailing interest rates.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
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Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Inverse Floater Risk. The Portfolio may use inverse floaters and inverse IOs which are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a
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More About the Portfolio (continued)
result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the adviser and/or its affiliates.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
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Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitation
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.85% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Portfolio Operating Expenses and therefore, the above waivers do not apply to such investments.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.40% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Portfolio. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Portfolio.
Richard Figuly, Managing Director, is the lead portfolio manager responsible for day-to-day management of the Portfolio. An employee of JPMIM or predecessor firms since 1993 and a portfolio manager for the Portfolio since March 2016, Mr. Figuly is a member of JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC) and head of GFICC’s Core Bond team responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Portfolio since 2019, Justin Rucker, Executive Director, is a member of the GFICC group and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
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Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
May 1, 2020  |  17

Shareholder Information (continued)
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
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Rule 12b-1 Fees
The Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 Shares of the Portfolio. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolio to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolio. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred. The Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 Shares. Because Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
May 1, 2020  |  19

Shareholder Information (continued)
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 10 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
20  |  JPMorgan Insurance Trust

In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
May 1, 2020  |  21

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Core Bond Portfolio
Class 2
Year Ended December 31, 2019	$10.53	$0.27	$ 0.55	$ 0.82	$(0.26)	$ —	$(0.26)
Year Ended December 31, 2018	10.82	0.26	(0.29)	(0.03)	(0.24)	(0.02)	(0.26)
Year Ended December 31, 2017	10.73	0.26	0.09	0.35	(0.26)	—	(0.26)
Year Ended December 31, 2016	10.81	0.27	(0.07)	0.20	(0.28)	—	(0.28)
Year Ended December 31, 2015	11.10	0.31	(0.21)	0.10	(0.39)	—	(0.39)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
22  |  JPMorgan Insurance Trust

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 11.09	7.87%	$ 218,267,457	0.83%	2.45%	0.83%	20%
10.53	(0.23)	150,156,261	0.81	2.51	0.85	20
10.82	3.30	123,281,632	0.82	2.41	0.87	21
10.73	1.84	73,940,156	0.84	2.47	0.89	29
10.81	0.86	58,993,588	0.84	2.83	0.86	20
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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITCBP2-520

Prospectus
JPMorgan Insurance Trust
Class 2 Shares
May 1, 2020
JPMorgan Insurance Trust Small Cap Core Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Small Cap Core Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital growth over the long term.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.21
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	1.12
Fee Waivers and/or Expense Reimbursements[1]	(0.01)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.11
1	The Portfolio's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.28% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio's investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 2 SHARES ($)	113	355	616	1,362
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 83% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. As of the reconstitution of the Russell 2000 Index on September 30, 2019, the market capitalizations of the companies in the index ranged from $0.46 million to $6.4 billion. Sector by sector, the Portfolio’s weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Portfolio buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Small Cap Core Portfolio (continued)
Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies and shareholder rights and remuneration policies) on the companies in which it may invest to identify issuers that the adviser believes will be impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased, retained or sold by the Portfolio. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Smaller Company Risk. Investments in small cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Certain derivatives expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate

2  |   JPMorgan Insurance Trust

the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Portfolio’s performance to the performance of the Russell 2000® Index. The Russell 2000® Index does not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	4th quarter, 2011	16.93%
Worst Quarter	3rd quarter, 2011	-24.74%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 2 SHARES	24.26%	7.26%	12.23%
RUSSELL 2000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	25.52	8.23	11.83
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Phillip Hart	2011	Managing Director
Lindsey J. Houghton	2019	Executive Director
Wonseok Choi	2019	Managing Director
Jonathan L. Tse	2019	Executive Director
Akash Gupta	2019	Executive Director
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust Small Cap Core Portfolio (continued)
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

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More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. As of the reconstitution of the Russell 2000 Index on September 30, 2019, the market capitalizations of the companies in the index ranged from $0.46 million to $6.4 billion. Sector by sector, the Portfolio’s weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Portfolio buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.
Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies and shareholder rights and remuneration policies) on the companies in which it may invest to identify issuers that the adviser believes will be impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased, retained or sold by the Portfolio. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
The Portfolio will invest primarily in equity securities as described above. The Portfolio invests in common stock as a main strategy. Although currently not a main strategy, the Portfolio’s investment in equity securities may also include:
•	preferred stock
•	convertible securities
•	trust or partnership interests
•	warrants and rights to buy common stock
The main investment strategies for the Portfolio may also include the following some of which may be equity securities:
•	REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate
•	derivatives, including futures
Although not main investment strategies, the Portfolio may also utilize the following some of which may be equity securities:
•	other investment companies
•	exchange traded funds (ETFs)
•	affiliated money market funds
•	derivatives, including options and swaps
The Portfolio is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Portfolio’s returns. In connection with its main investment strategies, the Portfolio may use futures to more effectively gain targeted equity exposure from its cash positions. Under certain market conditions, the Portfolio’s use of derivatives for cash management or other investment management purposes could be significant.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission
May 1, 2020  |  5

More About the Portfolio (continued)
(SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
NON-FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective for the Portfolio is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Portfolio.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Small Cap Core Portfolio
Convertible Securities Risk	○
Derivatives Risk	•
Equity Market Risk	•
○	Additional Risks
•	Main Risks
6  |   JPMorgan Insurance Trust

Small Cap Core Portfolio
ETF and Other Investment Company Risk	○
General Market Risk	•
Industry and Sector Focus Risk	•
Initial Public Offerings (IPO) Risk	○
Preferred Securities Risk	○
Real Estate Securities Risk	•
Securities Lending Risk	○
Smaller Company Risk	•
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
○	Additional Risks
•	Main Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Smaller Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected
May 1, 2020  |  7

More About the Portfolio (continued)
increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income
8  |   JPMorgan Insurance Trust

mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:
•	Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Portfolio owns a preferred security that is deferring its distributions, the Portfolio may be required to report income for tax purposes although it has not yet received such income;
•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities;
•	Limited Voting Rights: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, which have characteristics of both subordinated debt and preferred stock, holders generally have no voting rights, except if the issuer fails to pay dividends for a specified period of time or a declaration of default occurs and is continuing;
•	Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Portfolio; and
•	Preferred securities generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt. As a result, the value of preferred securities generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects; and
•	In the case of trust preferred securities, the value of the trust preferred securities tends to decline as interest rates rise.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the adviser and/or its affiliates.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the
May 1, 2020  |  9

More About the Portfolio (continued)
loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
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Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.64% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The portfolio management team for the Portfolio utilizes a team-based approach and uses the models, insights and recommendations of the broader Behavioral Finance Team. The portfolio management team is comprised of Phillip D. Hart, Lindsey J. Houghton, Wonseok Choi, Jonathan L. Tse and Akash Gupta. Mr. Hart, a Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager for the Portfolio and is primarily responsible for portfolio construction. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Mr. Houghton, Executive Director of JPMIM, is a research analyst and portfolio manager for the U.S. Behavioral Finance Equity Group. An employee of the firm since 2006, Mr. Houghton is responsible for coverage of the small and mid-cap consumer and financial sectors. He has been also a portfolio manager since November 2018 on the J.P. Morgan Intrepid Mid Cap Strategy. Previously, he worked as a senior analyst on Bear Stearns’ Quantitative Equity team. Prior to joining Bear Stearns, Mr. Houghton was a research analyst at BKF Asset Management and a portfolio manager assistant at ING Investment Management. Mr. Choi, Managing Director of JPMIM and head of quantitative research for the U.S. Behavioral Finance Equity Group since 2006, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Tse, Executive Director of JPMIM and a member of the quantitative research team for U.S. Equity Behavioral Finance Strategies since 2004, is responsible for Tactical Quantitative Research. This entails the active monitoring of current market conditions in order to identify opportunities and risks to make temporal adjustments to the Portfolio’s positioning. Mr. Gupta, Executive Director of JPMIM, is a research analyst and portfolio manager for the U.S. Behavioral Finance Small and Mid Cap Equity Group. An employee of the firm since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
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The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
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Shareholder Information (continued)
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
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Rule 12b-1 Fees
The Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 Shares of the Portfolio. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolio to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolio. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred. The Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 Shares. Because Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
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Shareholder Information (continued)
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
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In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
May 1, 2020  |  19

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Small Cap Core Portfolio
Class 2
Year Ended December 31, 2019	$20.91	$0.09	$ 4.63	$ 4.72	$(0.04)	$ (2.80)	$ (2.84)
Year Ended December 31, 2018	25.41	0.05	(2.82)	(2.77)	(0.02)	(1.71)	(1.73)
Year Ended December 31, 2017	22.30	0.02	3.29	3.31	(0.03)	(0.17)	(0.20)
Year Ended December 31, 2016	20.38	0.04	3.62	3.66	(0.04)	(1.70)	(1.74)
Year Ended December 31, 2015	23.90	0.07	(1.18)	(1.11)	—	(2.41)	(2.41)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
20  |

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 22.79	24.20%	$ 1,785,817	1.11%	0.39%	1.11%	83%
20.91	(12.15)	1,030,807	1.09	0.20	1.10	59
25.41	14.93	1,110,497	1.09	0.10	1.10	51
22.30	19.88	1,570,205	1.12	0.20	1.13	55
20.38	(5.55)	1,220,572	1.14	0.30	1.15	52
  |   21

How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITSCCP2-520

Prospectus
JPMorgan Insurance Trust
Class 2 Shares
May 1, 2020
JPMorgan Insurance Trust U.S. Equity Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust U.S. Equity Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.23
Total Annual Fund Operating Expenses	1.03
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 2 SHARES ($)	105	328	569	1,259
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 69% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index. It will also look to identify companies that regularly pay dividends.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communications, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Portfolio.
On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high potential reward compared to potential risk

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust U.S. Equity Portfolio (continued)
•	temporary mispricings caused by apparent market overreactions.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the
Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Mid Cap Company Risk. Investments in mid cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Large Cap Company Risk. Because the Portfolio invests principally in large cap company securities, it may underperform other funds during periods when the Portfolio’s securities are out of favor.
Value Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.
Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transactions costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

2  |   JPMorgan Insurance Trust

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Certain derivatives expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Portfolio’s performance to the performance of the S&P 500 Index. The S&P 500 Index does not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2012	13.83%
Worst Quarter	3rd quarter, 2011	-15.25%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 2 SHARES	31.44%	10.82%	12.87%
S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	31.49	11.70	13.56
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Scott Davis	2017	Managing Director
Susan Bao	2004	Managing Director
David Small	2016	Managing Director
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust U.S. Equity Portfolio (continued)
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

4  |   JPMorgan Insurance Trust

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
Sector by sector, the Portfolio’s weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index. It will also look to identify companies that regularly pay dividends.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communications, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Portfolio.
On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions.
The Portfolio will invest primarily in equity securities as described above. The Portfolio invests in common stock as a main strategy. Although currently not a main strategy, the Portfolio’s investments in equity securities may also include:
•	preferred stock
•	convertible securities
•	trust or partnership interests
•	warrants and rights to buy common stock
The main investment strategies for the Portfolio may also include the following which may be equity securities:
•	foreign securities, often in the form of depositary receipts
•	derivatives, including futures
Although not main investment strategies, the Portfolio may also utilize the following which may be equity securities:
•	other investment companies
•	exchange traded funds (ETFs)
•	affiliated money market funds
May 1, 2020  |  5

More About the Portfolio (continued)
•	securities lending, which is the loan of securities to borrowers in exchange for cash collateral which the Portfolio may reinvest. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus an agreed upon rebate
•	derivatives, including options and swaps
The Portfolio is also permitted to use derivatives such as futures, options, swaps and other instruments in order to hedge various investments, for risk management and/or to opportunistically enhance the Portfolio’s returns. In connection with its main investment strategies, the Portfolio may use futures to more effectively gain targeted equity exposure from its cash position. Under certain market conditions, the Portfolio’s use of derivatives for cash management or other investment management purposes could be significant.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Portfolio may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
NON-FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective for the Portfolio is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Portfolio.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading marked for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
6  |   JPMorgan Insurance Trust

The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
U.S. Equity Portfolio
Convertible Securities Risk	○
Derivatives Risk	•
Equity Market Risk	•
ETF and Other Investment Company Risk	○
Foreign Securities Risk	•
General Market Risk	•
Industry and Sector Focus Risk	•
Initial Public Offerings (IPO) Risk	○
Large Cap Company Risk	•
Mid Cap Company Risk	•
Preferred Securities Risk	○
Securities Lending Risk	○
Transactions and Liquidity Risk	•
Value Strategy Risk	•
Volcker Rule Risk	○
•	Main Risks
○	Additional Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
Foreign Securities Risk. To the extent the Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for
May 1, 2020  |  7

More About the Portfolio (continued)
and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/ or other taxes, which would decrease the Portfolio’s yield on these securities.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Mid Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative
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impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Large Cap Company Risk. Because the Portfolio invests principally in large cap company securities, it may underper-form other funds during periods when the Portfolio’s securities are out of favor.
Value Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Preferred Securities Risk. There are special risks associated with investing in preferred securities, including:
•	Deferral: Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Portfolio owns a preferred security that is deferring its distributions, the Portfolio may be required to report income for tax purposes although it has not yet received such income;
•	Liquidity: Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities;
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More About the Portfolio (continued)
•	Limited Voting Rights: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, which have characteristics of both subordinated debt and preferred stock, holders generally have no voting rights, except if the issuer fails to pay dividends for a specified period of time or a declaration of default occurs and is continuing;
•	Special Redemption Rights: In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Portfolio; and
•	Preferred securities generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt. As a result, the value of preferred securities generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects; and
•	In the case of trust preferred securities, the value of the trust preferred securities tends to decline as interest rates rise.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the adviser and/or its affiliates.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
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Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitation
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Portfolio Operating Expenses and therefore, the above waivers do not apply to such investments.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.55% of the Portfolio’s average daily net assets
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The portfolio managers primarily responsible for daily management of the Portfolio are Scott Davis, Managing Director of JPMIM, Susan Bao, Managing Director of JPMIM, and David Small, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Portfolio. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Small, an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016. Each of the portfolio managers, except Messrs. Small and Davis, is a CFA charterholder.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators
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and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
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Shareholder Information (continued)
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
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Rule 12b-1 Fees
The Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 Shares of the Portfolio. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolio to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolio. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred. The Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 Shares. Because Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
May 1, 2020  |  17

Shareholder Information (continued)
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
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In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
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Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust U.S. Equity Portfolio
Class 2
Year Ended December 31, 2019	$26.29	$0.19	$ 7.71	$ 7.90	$(0.19)	$ (2.17)	$ (2.36)
Year Ended December 31, 2018	32.08	0.20	(1.92)	(1.72)	(0.20)	(3.87)	(4.07)
Year Ended December 31, 2017	26.74	0.19	5.64	5.83	(0.20)	(0.29)	(0.49)
Year Ended December 31, 2016	25.24	0.18	2.40	2.58	(0.18)	(0.90)	(1.08)
Year Ended December 31, 2015	26.51	0.19	0.02	0.21	(0.26)	(1.22)	(1.48)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
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	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)(c)	Net assets, end of period	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 31.83	31.44%	$ 17,053,963	1.03%	0.64%	1.03%	69%
26.29	(6.42)	13,698,692	0.99	0.65	1.04	95
32.08	22.04	14,274,166	1.00	0.65	1.03	91
26.74	10.65	12,078,757	1.05	0.73	1.05	61
25.24	0.63	11,384,472	1.01	0.73	1.01	63
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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITUSEP2-520

Prospectus
JPMorgan Insurance Trust
Class 2 Shares
May 1, 2020
JPMorgan Insurance Trust Global Allocation Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize long-term total return.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.47
Dividend Expense on Short Sales	0.02
Remainder of Other Expenses[1]	0.45
Acquired Fund Fees and Expenses	0.13
Total Annual Fund Operating Expenses	1.40
Fee Waivers and/or Expense Reimbursements[2]	(0.23)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	1.17
1	"Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 9/1/19.
2	The Portfolio's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.03% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio's investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 2 SHARES ($)	119	421	744	1,660
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s portfolio turnover rate (including securities sold short) was 116% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach in constructing the Portfolio. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in countries other than the United States (Non-U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Portfolio may invest under 40% of its total assets in Non-U.S. Countries provided that the Portfolio will not invest less than 30% of its total assets in Non-U.S. Countries under normal circumstances except for temporary defensive purposes. In managing the Portfolio, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Portfolio will invest across the full range of asset classes. Ranges for broad asset classes are:

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
Global Equity	10-90%
Global Fixed Income	10-90%
Alternatives	0-60%
Cash and Cash Equivalents	0-80%
The Portfolio’s equity investments may include common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (MLPs), exchange traded funds (ETFs) and mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds) and, for the limited purposes described below, market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (together with J.P. Morgan Funds, underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Portfolio is generally unconstrained by any particular capitalization with regard to its equity investments.
The Portfolio’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The Portfolio is generally unconstrained with regard to the duration of its fixed income investments.
The Portfolio’s alternative investments include securities that are not a part of the Portfolio’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), exchange traded notes (ETNs), exchange traded commodities (ETCs), J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Portfolio exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (REITS)), currencies and commodities.
To the extent the Portfolio invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Portfolio or that have superior returns. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. The Portfolio expects that, to the extent it invests in ETFs, it will primarily invest in passive ETFs. A passive ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. For example, in implementing equity market neutral strategies and macro based strategies, the Portfolio may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Portfolio may use futures contracts, options, forwards and swaps, including total return swaps, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Portfolio’s gain. The Portfolio may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.
The Portfolio may invest in securities denominated in any currency. The Portfolio may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar.
As part of the underlying strategies, the Portfolio may enter into short sales. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
The Portfolio will likely engage in active and frequent trading.
Investment Process: As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the

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Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top-down macro views, together with the bottom-up views of the separate asset class specialists within J.P. Morgan Asset Management globally.
In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Interest Rate and Credit Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve. The Portfolio’s investments are subject to the risk that issuers or the counterparties will fail to make payments when due or default completely.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the
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Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities, Emerging Markets and Currency Risk. The Portfolio may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. While the Portfolio may engage in various strategies to hedge against currency risk, it is not required to do so.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Derivatives Risk. Derivatives, including futures contracts, options, forwards, swaps, and commodity linked derivatives, may be riskier than other types of investments because they may be more sensitive to changes in economic or market condi-
tions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), and includes the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
In addition to the risks associated with derivatives in general, the Portfolio may also be subject to risks related to swap agreements, including total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market and may be used to establish both long and short positions in order to gain the desired exposure.
Because swap agreements are not exchange-traded, but are private contracts into which the Portfolio and a swap counterparty enter as principals, the Portfolio may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Portfolio’s returns are reduced or its losses increased by the costs associated with the swap, which may be significant. In addition, there is the risk that the swap may be terminated by the Portfolio or the counterparty in accordance with its terms or as a result of regulatory changes. If the swap were to terminate, the Portfolio may suffer losses. The Portfolio will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.
High Yield Securities and Loan Risk. The Portfolio may invest in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.

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No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Portfolio’s securities and other investments in a timely fashion could result in losses to the Portfolio. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Portfolio may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Mortgage-Related and Other Mortgage-Backed Securities Risk. The Portfolio may invest in both residential and commercial mortgage-related and mortgage-backed securities, including so called “sub-prime” mortgages, that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In either periods of rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “commodity risks” as well as the risks associated with the specific industry or industries in which the partnership invests. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.
Investment Company and Pooled Investment Vehicle Risk. The Portfolio may invest in shares of other investment companies, including J.P. Morgan Funds, unaffiliated closed-end funds, unaffiliated passive ETFs and other pooled investment vehicles, including those holding commodities, currencies or commodity futures. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF, closed-end fund or pooled investment vehicle designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs, closed-end funds or pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. There may be no active market for shares of certain closed-end funds or pooled investment vehicles (especially those not traded on exchanges) and such shares may be highly illiquid. Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated funds creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Portfolio to incur higher fees and could cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
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Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.
Short Selling Risk. The Portfolio will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. The Portfolio’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Portfolio to be more volatile.
Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
High Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

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Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years, and life of the Portfolio. The table compares the Portfolio's performance to the performance of the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index—Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index—Unhedged USD. The MSCI World Index, the Bloomberg Barclays Global Aggregate Index—Unhedged USD and the Global Allocation Composite Benchmark do not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2019	7.20%
Worst Quarter	4th quarter, 2018	-6.83%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Life of Fund (since 12/09/2014)
CLASS 2 SHARES	16.58%	5.92%	5.79%
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.50
BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX - UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.84	2.31	2.19
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.01	6.63	6.49
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Jeffrey A. Geller	2014	Managing Director
Eric J. Bernbaum	2014	Executive Director
Grace Koo	2014	Executive Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
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Risk/Return Summary
JPMorgan Insurance Trust Global Allocation Portfolio (continued)
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insur-
ance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

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More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or the adviser) uses a flexible asset allocation approach in constructing the Portfolio. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in countries other than the United States (Non-U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Portfolio may invest under 40% of its total assets in Non-U.S. Countries provided that the Portfolio will not invest less than 30% of its total assets in Non-U.S. Countries under normal circumstances except for temporary defensive purposes. In managing the Portfolio, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. For purposes of the Portfolio’s investment policies, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country, or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. The Portfolio will invest across the full range of asset classes. Ranges for broad asset classes are:
Global Equity	10-90%
Global Fixed Income	10-90%
Alternatives	0-60%
Cash and Cash Equivalents	0-80%
The Portfolio’s equity investments may include common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, MLPs, ETFs and mutual funds within the same group of investment companies (i.e., J.P. Morgan Funds) and, for the limited purposes described below, market cap weighted index ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (together with J.P. Morgan Funds, underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. The Portfolio is generally unconstrained by any particular capitalization with regard to its equity investments.
The Portfolio’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as TIPS, J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The Portfolio is generally unconstrained with regard to the duration of its fixed income investments.
The Portfolio’s alternative investments include securities that are not a part of the Portfolio’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), ETNs, ETCs, J.P. Morgan Funds and, for the limited purposes described below, unaffiliated passive ETFs. The investments in this asset class may give the Portfolio exposure to: market neutral strategies, long/ short strategies, real estate (including REITS), currencies and commodities.
To the extent the Portfolio invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Portfolio or that have superior returns. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. The Portfolio expects that, to the extent it invests in ETFs, it will primarily invest in passively managed ETFs. A passively managed ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, forwards, and swaps, including total return swaps, to more effectively gain targeted equity and fixed income
May 1, 2020  |  9

More About the Portfolio (continued)
exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Portfolio’s gain. The Portfolio may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.
The Portfolio may invest in securities denominated in any currency. The Portfolio may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar.
As part of the underlying strategies, the Portfolio may enter into short sales. In short selling transactions, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
The Portfolio will likely engage in active and frequent trading.
The main investment strategies for the Portfolio are summarized above. These may include:
•	equity investments
•	fixed-income investments
•	alternative investments
•	cash or cash equivalents
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
The Portfolio’s investments in high yield securities may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Portfolio’s investments in fixed income securities may also include asset-backed securities.
The Portfolio may invest in ETFs. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The Portfolio’s ability to invest from 10% to 90% of its assets in equity and fixed income investments may allow the Portfolio to participate in rising equity and fixed income markets, but may prevent the Portfolio from having all of its assets exposed to the risks of equities or fixed income during declining markets.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loans, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loans, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
The Portfolio may utilize these investment strategies to a greater or lesser degree.
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Investment Process: As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The adviser establishes the strategic and tactical allocation for the Portfolio and makes decisions concerning strategies, sectors and overall portfolio construction. The adviser develops its investment insights through the combination of top-down macro views, together with the bottom-up views of the separate asset class specialists within J.P. Morgan Asset Management globally.
In buying and selling investments for the Portfolio, the adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Portfolio’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) for the Portfolio’s investments in securities issued by other funds, analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Portfolio.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Global Allocation Portfolio
Asia Pacific Market Risk	•
Commodity Risk	•
Convertible Securities Risk	•
Credit Risk	•
Currency Risk	•
Depositary Receipts Risk	•
Derivatives Risk	•
ETN Risk	• • Main Risks
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More About the Portfolio (continued)
Global Allocation Portfolio
Equity Market Risk	•
European Market Risk	•
Foreign Securities and Emerging Markets Risk	•
General Market Risk	•
Geographic Focus Risk	•
Government Securities Risk	•
High Portfolio Turnover Rate Risk	•
High Yield Securities Risk	•
Industry and Sector Focus Risk	•
Inflation-Linked Securities Risk	•
Interest Rate Risk	•
Investment Company and Pooled Investment Vehicle Risk	•
Latin American Market Risk	•
Loan Risk	•
MLP Risk	•
Mortgage-Related and Other Asset-Backed Securities Risk	•
Prepayment and Call Risk	○
Real Estate Securities Risk	•
Securities Lending Risk	○
Short Selling Risk	•
Smaller Company Risk	○
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
•	Main Risks
○	Additional Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments,
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their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities and Emerging Markets Risk. To the extent the Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or other taxes, which would decrease the Portfolio’s yield on these securities.
Geographic Focus Risk. In addition to the more general Foreign Securities and Emerging Markets Risk above, the Portfolio may focus its investments in one or more foreign regions or small group of companies. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks in the following regional areas.
Asia Pacific Market Risk. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asian Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.
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More About the Portfolio (continued)
Certain of the currencies in the Asia Pacific region recently experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of the Portfolio.
The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. If the Portfolio concentrates in the Asia Pacific region, the Portfolio’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region. The imposition of tariffs or other trade barriers or a downturn in the economy of a significant trading partner could adversely impact Chinese companies.
European Market Risk. The Portfolio’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the United Kingdom effectively remains in the European Union from an economic perspective but no longer has any political representation in the European Union parliament. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom. Europe and globally, which could have an adverse effect on the value of the Portfolio’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Latin American Market Risk. The economies of countries in Latin America are all considered emerging market economies. High interest, inflation (in some cases substantial and prolonged), and unemployment rates generally characterize each economy. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar and devaluation, all of which could decrease the value of the Portfolio. Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Portfolio may invest. Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability and the significant percentage of the market represented by a small number of issuers.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), and includes the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
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The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
In addition to the risks associated with derivatives in general, the Portfolio may also be subject to risks related to swap agreements, including total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market and may be used to establish both long and short positions in order to gain the desired exposure. Because swap agreements are not exchange-traded, but are private contracts into which the Portfolio and a swap counterparty enter as principals, the Portfolio may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Portfolio’s returns are reduced or its losses increased by the costs associated with the swap, which may be significant. In addition, there is the risk that the swap may be terminated by the Portfolio or the counterparty in accordance with its terms or as a result of regulatory changes. If the swap were to terminate, the Portfolio may be unable to employ its investment strategy and may suffer losses. The Portfolio will segregate or earmark liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example futures and options) that derive their value from the performance of underlying assets or securities.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that issuers and/or a counterparty to a security, contract, repurchase agreement or other investment will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit
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More About the Portfolio (continued)
spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The Portfolio may invest in both residential or commercial mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the residential and commercial property market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of asset-backed, mortgage-backed and mortgage-related investments that include so-called “sub-prime” mortgages (which are loans made to borrowers with low credit ratings or other factors that increase the risk of default). The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of the Portfolio’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
The Portfolio may invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment. The Portfolio may invest in interest-only (IO) and principal-only (PO) mortgage-related securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
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High Yield Securities Risk. The Portfolio may invest in debt securities and other types of investments that are rated below investment grade. High yield, high risk securities and below investment grade securities are also known as junk bonds. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Portfolio’s investments and the Portfolio’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Portfolio unless you are willing to assume the greater risk associated with high yield securities. As a result, the Portfolio is intended for investors who are able and willing to assume a high degree of risk.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio’s securities and the price of the Portfolio’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Portfolio. The Portfolio may engage in various strategies to hedge against currency risk. These strategies may consist of use of forward currency contracts including non-deliverable forward contracts and foreign currency futures contracts. To the extent the Portfolio enters into such transactions in markets other than in the United States, the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Portfolio’s investments in foreign securities. There can be no assurance that the Portfolio’s hedging activities will be effective, and the Portfolio will incur costs in connection with the hedging. Currency hedging may limit the Portfolio’s return if the relative values of currencies change. Furthermore, the Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Loan Risk. The Portfolio may invest in Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, the Portfolio could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Portfolio limits investments in illiquid securities to no more than 15% of the Portfolio’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of Loans in a timely fashion could result in losses to the Portfolio. Certain Loans may take more than seven days to settle. Because some Loans that the Portfolio invests in may have a more limited secondary market, liquidity risk is more pronounced for such Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Portfolio’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Portfolio may be more dependent upon the analytical ability of its adviser. In addition, certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws.
When the Portfolio acquires a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower.
As a result, the Portfolio assumes the credit risk of the seller of the loan participation and any other parties inter-positioned between the Portfolio and the borrower. The Portfolio may not benefit directly from the collateral supporting the loan in which it has purchased the loan participation or assignment.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Portfolio’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.
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More About the Portfolio (continued)
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When Loans are prepaid, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Depositary Receipts Risk. The Portfolio’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
High Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and high transaction costs.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Investment Company and Pooled Investment Vehicle Risk. The Portfolio may invest in shares of other investment companies, including ETFs, and pooled investment vehicles, including ETCs, which are investment vehicles that track the performance of a commodity or an underlying commodity index. Many ETCs implement a futures trading strategy in lieu of actually owning physical commodities and may therefore produce different results than they would through ownership of the commodity. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in commodities. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price above (premium) or below (discount) their net asset value especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF or ETC’s underlying portfolio. Further, certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “bid” price quoted by a seller and the “ask” price offered by a buyer. Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares
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may be highly illiquid. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Portfolio to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Short Selling Risk. The Portfolio’s strategy may involve more risk than other funds that do not engage in short selling. The Portfolio’s use of short sales in combination with long positions in the Portfolio’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Portfolio.
In order to establish a short position in a security, the Portfolio must first borrow the security from a lender, such as a broker or other institution. The Portfolio may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Portfolio may be unable to implement its investment strategy due to the lack of available securities or for other reasons.
After short selling a security, the Portfolio may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Portfolio may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.
In addition, the Portfolio may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Portfolio incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Portfolio replaces the security. The Portfolio’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Portfolio will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Portfolio will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Portfolio.
ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counter-party will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.
Commodity Risk. The Portfolio’s investment in commodities, commodity-linked securities and derivatives may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations and policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and
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More About the Portfolio (continued)
fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss, and there can be no assurance that the use of leverage will be successful.
MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of MLPs.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Smaller Company Risk. Investments in smaller, newer companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, in the price of debtor equity issued by such companies changes may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.
Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/ or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that
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incentive against the best interests of the Portfolio. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated ETFs creates conflicts of interest. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. Investment in J.P. Morgan Funds could cause the Portfolio to incur higher fees and could cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. These conflicts also could cause the adviser to adjust its asset class target or actual allocation to provide for increased use of J.P. Morgan Funds. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material nonpublic information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
The shares of the J.P. Morgan Funds in which the Portfolio may invest a portion of its assets impose a separate investment advisory fee. To avoid charging an investment advisory fee at an effective rate above 0.55% for the Portfolio on affiliated investments, the adviser will waive investment advisory fees with respect to the Portfolio in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees charged by the underlying J.P. Morgan Funds. These waivers may be in addition to any waiver required to meet the Portfolio’s contractual expense limitation, but will not exceed the Portfolio’s advisory fee.
Expenses of Underlying Funds
The Portfolio invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Portfolio will invest in Class R5 Shares. To the extent that an underlying fund does not offer Class R5 Shares, the Portfolio may invest in Institutional Class or Class L Shares, as applicable, or to the extent that an underlying fund does not have Institutional Class or Class L Shares, the Portfolio may invest in Class I Shares of an underlying fund. Institutional Class or Class L and Class I Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares
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More About the Portfolio (continued)
have higher expenses than Class R6 Shares. To the extent that the Portfolio invests in shares of the underlying funds that do not offer Class R6 Shares, the Portfolio’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Portfolio’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.50% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The Portfolio is managed by JPMIM’s Multi-Asset Solutions Group (MAS). The members of the MAS team responsible for management and oversight of the Portfolio are Jeffery A. Geller, Managing Director and CFA charter-holder, Eric J. Bernbaum, Executive Director and CFA charterholder, and Grace Koo, Executive Director. As CIO for the Americas of MAS, Mr. Geller has investment oversight responsibility for all accounts managed by the group. In addition, he has direct portfolio management responsibilities for MAS’s less constrained mandates as well as those with large alternatives allocations. Mr. Geller joined JPMIM in 2006 and has been a portfolio manager of the Portfolio since its inception. Mr. Bernbaum is a portfolio manager in MAS for portfolio construction. An employee of JPMIM since 2008 and portfolio manager of the Portfolio since its inception, Mr. Bernbaum focuses on portfolio construction and the implementation of tactical asset allocation across MAS. Ms. Koo is a portfolio manager in MAS with responsibility for quantitative multi-asset portfolio strategies, dynamic asset allocation and long term capital market assumptions. Ms. Koo joined the firm in 2007 and has been portfolio manager for the Portfolio since its inception.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators
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The Portfolio’s Management and Administration (continued)
and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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Shareholder Information (continued)
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
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4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
May 1, 2020  |  27

Shareholder Information (continued)
Rule 12b-1 Fees
The Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 Shares of the Portfolio. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolio to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolio. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred. The Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 Shares. Because Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
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In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
May 1, 2020  |  29

Shareholder Information (continued)
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
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Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Global Allocation Portfolio
Class 2
Year Ended December 31, 2019	$ 15.41	$0.29	$ 2.23	$ 2.52	$(0.35)	$ —	$(0.35)
Year Ended December 31, 2018	16.55	0.25	(1.29)	(1.04)	—	(0.10)	(0.10)
Year Ended December 31, 2017	14.87	0.26	2.24	2.50	(0.16)	(0.66)	(0.82)
Year Ended December 31, 2016	14.45	0.30	0.54	0.84	(0.42)	— (i)	(0.42)
Year Ended December 31, 2015	14.93	0.22	(0.42)	(0.20)	(0.20)	(0.08)	(0.28)
(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Commencing on December 31, 2016, the Portfolio presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to December 31, 2016, the Portfolio did not transact in securities sold short.
(h)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend and interest expense for securities sold short) for Class 2 are 1.02% and 1.28% for the year ended December 31, 2019, 1.02% and 1.34% for the year ended December 31, 2018 and 1.01% and 1.32% for the year ended December 31, 2017, respectively.
(i)	Amount rounds to less than $0.005.
(j)	Dividend expense on securities sold short is less than 0.005%.
(k)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
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	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (c)(d)	Net assets, end of period	Net expenses (including dividend expense for securities sold short) (e)(f)	Net investment income (loss) (a)	Expenses without waivers, reimbursements and earnings credits (including dividend expense for securities sold short) (f)	Portfolio turnover rate (excluding securities sold short) (g)	Portfolio turnover rate (including securities sold short) (g)

$ 17.58	16.58%	$ 57,789,484	1.04%(h)	1.73%	1.30% (h)	98%	116%
15.41	(6.31)	48,829,158	1.06 (h)	1.52	1.38 (h)	110	141
16.55	16.85	48,470,263	1.04 (h)	1.59	1.35 (h)	80	92
14.87	5.84	49,869,415	1.02 (j)	2.04	1.45 (j)	60	61
14.45	(1.32)	32,065,138	1.03 (k)	1.48 (k)	1.58 (k)	50	—
May 1, 2020  |  33

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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITGAP2-520

Prospectus
JPMorgan Insurance Trust
Class 2 Shares
May 1, 2020
JPMorgan Insurance Trust Income Builder Portfolio*
* The Portfolio does not have an exchange ticker symbol.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management Fees	0.42%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses[1]	0.52
Acquired Fund Fees and Expenses	0.09
Total Annual Fund Operating Expenses	1.28
Fee Waivers and/or Expense Reimbursements[2]	(0.35)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.93
1	"Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in management fee effective 9/1/19.
2	The Portfolio's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio's investment in such money market funds. These waivers are in effect through 4/30/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 2 SHARES ($)	95	371	669	1,514
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 51% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) buys and sells securities and investments for the Portfolio based on the adviser’s view of strategies, sectors, and overall portfolio construction taking into account income generation, risk/return analyses, and relative value considerations.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are below investment grade. With respect to below investment grade debt securities (known as junk bonds), the Portfolio currently expects

May 1, 2020  |  1

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
to invest no more than 70% of its total assets in such securities. The Portfolio may also invest up to 35% of its total assets in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments). The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of real estate investment trusts (REITs). In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. These include mortgage-backed, mortgage-related and asset backed securities, including collateralized mortgage obligations and principal-only (PO) and interest-only (IO) stripped mortgage backed securities, dollar rolls, REITs, inflation-linked securities including Treasury Inflation Protected Securities (TIPS), when issued securities and forward commitments. The Portfolio may invest in other investment companies including mutual funds and ETFs in the same group of investment companies (i.e., J.P. Morgan Funds), as well as investment companies that are managed by unaffiliated investment advisers (unaffiliated funds), including closed-end funds and, for the limited purposes described below, market cap weighted index ETFs (passive ETFs) that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, underlying funds). Market-cap weighted ETFs are ETFs that seek to passively track, as closely as possible, an index comprised of stocks or bonds that are weighted by market capitalization or issuance outstanding, respectively. In addition, the Portfolio may seek to gain passive exposure to one or more markets by investing directly in the securities underlying the market cap weighted indexes.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Portfolio, for hedging and for risk management. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use such derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative

2  |   JPMorgan Insurance Trust

impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
High Yield Securities and Loan Risk. The Portfolio may invest in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Portfolio’s securities and other investments in a timely fashion could result in losses to the Portfolio. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Portfolio may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.
Interest Rate and Credit Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve. The Portfolio’s investments are subject to the risk that issuers or the counterparties will fail to make payments when due or default completely.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities, Emerging Markets and Currency Risk. The Portfolio may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These
May 1, 2020  |  3

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. While the Portfolio may engage in various strategies to hedge against currency risk, it is not required to do so.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
European Market Risk. The Portfolio’s performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the United Kingdom effectively remains in the European Union from an economic perspective but no longer has any political representation in the European Union parliament. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) and in potentially lower growth for companies in the United Kingdom, Europe and globally, which could have an adverse effect on the value of the Portfolio’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called
“ sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In either periods of rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities. Collateralized mortgage obligations (CMOs) and stripped mortgage backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its

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proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Derivatives Risk. Derivatives, including futures contracts, foreign currency transactions, options, swaps, forward foreign currency contracts, currency futures and participation notes, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Portfolio’s original investment. Certain derivatives also expose the Portfolio to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improperly valuation. Certain of the Portfolio’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Portfolio realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Portfolio’s after-tax returns. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
ETF and Other Investment Company Risk. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of an ETF or other investment company. The price and movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of a J.P. Morgan Fund. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds could cause the Portfolio to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year over the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. The table compares that performance to the MSCI
May 1, 2020  |  5

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
World Index (net of foreign withholding taxes), the Bloomberg Barclays U.S. Aggregate Index and the Income Builder Composite Benchmark, composed of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays U.S. Aggregate Index. The MSCI World Index, the Bloomberg Barclays U.S. Aggregate Index and the Income Builder Composite Benchmark do not include the fees and expenses of the mutual funds in the index. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2019	6.65%
Worst Quarter	4th quarter, 2018	-4.82%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
	Past 1 Year	Past 5 Years	Life of Fund (since 12/09/2014)
CLASS 2 SHARES	14.27%	5.10%	5.00%
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.50
BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	8.72	3.05	3.07
INCOME BUILDER COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.01	6.63	6.49
Management
J.P. Morgan Investment Management Inc. (the adviser)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Michael Schoenhaut	2014	Managing Director
Eric J. Bernbaum	2014	Executive Director
Jeffrey A. Geller	2014	Managing Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.

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Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insur-
ance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.
May 1, 2020  |  7

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio primarily invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. The Portfolio may invest in a wide variety of asset classes from issuers throughout the world (including emerging market countries) to achieve its core objective of maximizing income while also providing an opportunity for capital appreciation. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade meaning that such securities will carry a rating below Baa3 by Moody’s Investor Service, Inc. (Moody’s), BBB– by Standard & Poor’s Corporation (S&P), or BBB– by Fitch Ratings (Fitch), or the equivalent by another national rating organization, or securities that are unrated. With respect to below investment grade debt securities, the Portfolio currently expects to invest no more than 70% of its total assets in such securities.
The Portfolio may invest up to 35% of its total assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (Junior Loans). Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Portfolio acquires a loan assignment, the Portfolio typically will have a direct contractual relationship with the obligor; provided, however, that the Portfolio’s rights may be more limited than the lender from which it acquired the assignment and the Portfolio may be able to enforce its rights only through an administrative agent. The Portfolio attempts to maximize its dividend yield by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of REITs. In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. Because yield is the main consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what JPMIM believes to be their long-term investment value. The Portfolio may also invest in warrants, rights and participation notes (P-Notes).
The Portfolio may invest in common stocks and, to a lesser extent, debt securities of REITs and other real estate companies in both developed and emerging markets. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate. The Portfolio may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. Under certain market conditions, the Portfolio’s use of derivatives could be significant.
The Portfolio may invest in asset-backed securities. The Portfolio may also invest in mortgage-backed and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.
The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
The Portfolio also may invest in inflation-linked securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS, as well as inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Portfolio also may purchase when-issued securities and forward commitments, which are contracts to purchase securities at a fixed price for delivery at a future date.
The Portfolio may invest in underlying funds. In selecting underlying mutual funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated mutual funds available, even though there may (or may not) be one or more unaffiliated mutual funds that investors might regard as more attractive for the Portfolio or that have superior returns. For
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passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines the investment is not available. To the extent that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF. For actively-managed underlying mutual funds and ETFs, the adviser limits its selection to J.P. Morgan Funds.
The Portfolio may invest in shares of ETFs, affiliated investment companies and other investment companies. ETFs which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single unaffiliated ETF to 5% of its total assets and in all unaffiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in unaffiliated ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF (affiliated or unaffiliated) or in multiple ETFs (affiliated or unaffiliated). ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
Securities Lending. The Portfolio may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Portfolio to financial institutions such as certain broker-dealers in exchange for cash collateral. The Portfolio will invest cash collateral in one or more money market funds advised by the adviser or its affiliates. The adviser or its affiliates will receive additional compensation from the affiliated money market funds on the Portfolio’s investment in such money market funds. During the term of the loans, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loans, the Portfolio is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of total assets of the Portfolio. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding the Portfolio’s investments described elsewhere in this Prospectus.
Investment Process: Drawing on the resources of multiple specialist teams within JPMIM, the portfolio managers establish the strategic and tactical allocation for the Portfolio and make the day-to-day decisions concerning strategies, sectors, and overall portfolio construction based on income generation, risk/return analyses and relative value considerations. As attractive investments across asset classes and strategies arise, the portfolio managers attempt to capture these opportunities and have wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The lead portfolio managers leverage the resources and insights of the research analysts and portfolio managers who serve on specialist asset class teams. Such specialist teams select individual securities within the portfolio construction mandates established by the portfolio managers.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Portfolio.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. In addition to the Portfolio’s main risks, the Portfolio may be subject to additional risks in connection with investments and stratgeies used by the Portfolio from time to time. The table below identifies the main risks and some of the additional risks of the Portfolio.
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More About the Portfolio (continued)
The Portfolio also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The Portfolio is subject to the risks noted below, any of which may adversely affect the Portfolio’s net asset value (NAV), performance and ability to meet its investment objective.
Income Builder Portfolio
Convertible Securities Risk	•
Credit Risk	•
Currency Risk	•
Derivatives Risk	•
ETF and Other Investment Company Risk	•
Equity Market Risk	•
European Market Risk	•
Foreign Securities and Emerging Markets Risk	•
General Market Risk	•
Geographic Focus Risk	•
Government Securities Risk	•
High Yield Securities Risk	•
Industry and Sector Focus Risk	•
Inflation-Linked Securities Risk	•
Interest Rate Risk	•
Loan Risk	•
Mortgage-Related and Other Asset-Backed Securities Risk	•
Preferred Stock Risk	•
Prepayment and Call Risk	○
Real Estate Securities Risk	•
Securities Lending Risk	○
Smaller Company Risk	○
Transactions and Liquidity Risk	•
Volcker Rule Risk	○
•	Main Risks
○	Additional Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a
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particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Portfolio invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility, exacerbate pre-existing political, social and economic risks to the Portfolio, and negatively impact broad segments of businesses and populations. The Portfolio’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Portfolio’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities and Emerging Markets Risk. To the extent the Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or other taxes, which would decrease the Portfolio’s yield on these securities.
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More About the Portfolio (continued)
Geographic Focus Risk. In addition to the more general Foreign Securities and Emerging Markets Risk above, the Portfolio may focus its investments in one or more foreign regions or small group of companies. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks in the following regional areas.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Certain derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), and includes the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example futures and options) that derive their value from the performance of underlying assets or securities.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as an interest rate increase by the Federal Reserve.
Credit Risk. There is a risk that issuers and/or a counterparty to a security, contract, repurchase agreement or other investment will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in
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securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The Portfolio may invest in both residential or commercial mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the residential and commercial property market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of asset-backed, mortgage-backed and mortgage-related investments that include so-called “sub-prime” mortgages (which are loans made to borrowers with low credit ratings or other factors that increase the risk of default). The structure of some of these securities may be complex and there may be less available information than other types of debt securities. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.
The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. In addition, certain mortgage-related securities which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages) are not considered as government securities for purposes of the Portfolio’s investment strategies or policies. There is no government or government-sponsored guarantee for such privately issued investments.
The Portfolio may invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment. The Portfolio may invest in interest-only (IO) and principal-only (PO) mortgage-related securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and
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More About the Portfolio (continued)
Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
High Yield Securities Risk. The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade. High yield, high risk securities and below investment grade securities are also known as junk bonds. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Portfolio’s investments and the Portfolio’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Portfolio unless you are willing to assume the greater risk associated with high yield securities. As a result, the Portfolio is intended for investors who are able and willing to assume a high degree of risk.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio’s securities and the price of the Portfolio’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. The Portfolio may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Portfolio enters into such transactions in markets other than in the United States, the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Portfolio’s investments in foreign securities. In addition, the Portfolio may engage in such transactions as a substitute for securities in which the Portfolio invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Portfolio. While the Portfolio’s use of hedging strategies is intended to reduce the volatility of the net asset value of Portfolio shares, the net asset value of the Portfolio will fluctuate. There can be no assurance that the Portfolio’s hedging activities will be effective, and the Portfolio will incur costs in connection with the hedging. Currency hedging may limit the Portfolio’s return if the relative values of currencies change. Furthermore, the Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Loan Risk. The Portfolio may invest in Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, the Portfolio could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Portfolio limits investments in illiquid securities to no more than 15% of the Portfolio’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of Loans in a timely fashion could result in losses to the Portfolio. Certain Loans may take more than seven days to settle. Because some Loans that the Portfolio invests in may have a more limited secondary market, liquidity risk is more pronounced for such Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Portfolio’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Portfolio may be more dependent upon the analytical ability of its adviser. In addition, certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws.
When the Portfolio acquires a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower.
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As a result, the Portfolio assumes the credit risk of the seller of the loan participation and any other parties inter-positioned between the Portfolio and the borrower. The Portfolio may not benefit directly from the collateral supporting the loan in which it has purchased the loan participation or assignment.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Portfolio’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When Loans are prepaid, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Transactions and Liquidity Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
ETF and Other Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the investment company or ETF. The Portfolio is subject to the risks associated with the ETF or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs and closed-end investment companies may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated passive ETFs creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.
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More About the Portfolio (continued)
Preferred Stock Risk. The Portfolio may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
European Market Risk. The Portfolio’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the United Kingdom effectively remains in the European Union from an economic perspective but no longer has any political representation in the European Union parliament. There is considerable uncertainty relating to the potential consequences of such a withdrawal. The impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the United Kingdom. Europe and globally, which could have an adverse effect on the value of the Portfolio’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. To generate additional income, certain underlying funds may lend up to 33  1⁄3% of such underlying fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when an underlying fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted. There are no limits on the number of borrowers an underlying fund may use and an underlying fund may lend securities to only one or a small group of borrowers. Underlying funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrower, which do not trigger additional collateral requirements from the borrower. To the extent that the value or return of an underlying fund’s investments of the cash collateral declines below the amount owed to a borrower, the underlying fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, an underlying fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the underlying fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities.
Smaller Company Risk. Investments in smaller, newer companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, in the price of debtor equity issued by such companies changes may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller
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companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.
Conflicts of Interest
An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to the Portfolio, for which the Portfolio compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with the Portfolio, and face conflicts of interest when balancing that incentive against the best interests of the Portfolio. In addition, the adviser’s authority to invest in J.P. Morgan Funds creates conflicts of interest. For actively managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the adviser expects to use a J.P. Morgan ETF unless the adviser determines that the investment is not available. To the extent the adviser determines that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated underlying fund. Investing in J.P. Morgan Funds could cause the Portfolio to incur higher fees and will cause the adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds. These conflicts also could cause the adviser to adjust its asset class target or actual allocation to provide for increased use of J.P. Morgan Funds. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of the Portfolio. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which the Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Portfolio and/or benefit these affiliates. The adviser may also acquire material non-public information which would negatively affect the adviser’s ability to transact in securities for the Portfolio. JPMorgan and the Portfolio have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
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More About the Portfolio (continued)
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Portfolio reflects the voluntary waiver of fees and/or reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
The shares of the J.P. Morgan Funds in which the Portfolio may invest a portion of its assets impose a separate investment advisory fee. To avoid charging an investment advisory fee at an effective rate above 0.42% for the Portfolio on affiliated investments, the adviser will waive investment advisory fees with respect to the Portfolio in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees charged by the underlying J.P. Morgan Funds. These waivers may be in addition to any waiver required to meet the Portfolio’s contractual expense limitation, but will not exceed the Portfolio’s advisory fee.
Expenses of Underlying Funds
The Portfolio invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Portfolio will invest in Class R5 Shares. To the extent that an underlying fund does not offer Class R5 Shares, the Portfolio may invest in Institutional Class or Class L Shares, as applicable, or to the extent that an underlying fund does not have Institutional Class or Class L Shares, the Portfolio may invest in Class I Shares of an underlying fund. Institutional Class or Class L and Class I Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Portfolio invests in shares of the underlying funds that do not offer Class R6 Shares, the Portfolio’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Portfolio’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.
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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by the Board of Trustees which is responsible for overseeing all business activities of the Portfolios.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
During the most recent fiscal year ended 12/31/19, JPMIM was paid a management fee of 0.23% of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The Portfolio is managed by JPMIM’s Multi-Asset Solutions Group (MAS). The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Portfolio. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Portfolio within the parameters established by the lead portfolio managers. Michael Schoenhaut, Managing Director and CFA charterholder, Eric J. Bernbaum, Executive Director and CFA charterholder, and Jeffrey A. Geller, Managing Director and CFA charterholder, serve as portfolio managers for the Portfolio. Mr. Schoenhaut has been an employee of JPMIM since 1997 and a portfolio manager of the Portfolio since its inception. Mr. Schoenhaut focuses on asset allocation, portfolio construction manager selection and risk management. Mr. Bernbaum is a portfolio manager in MAS. An employee of JPMIM since 2008 and portfolio manager of the Portfolio since 2014, Mr. Bernbaum focuses on asset allocation, manager selection, portfolio construction and risk management. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller has had investment oversight responsibility for the Portfolio since its inception.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administration services and oversees the Portfolio’s other service providers. JPMIM receives the following annual fee from the Portfolio for administration services: 0.075% of the first $10 billion of average daily net assets of the Portfolio, plus 0.050% of average daily net assets of the Portfolio between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Portfolio between $20 billion and $25 billion, plus 0.010% of average daily net assets of the Portfolio over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
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The Portfolio’s Management and Administration (continued)
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS, and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
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Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.
Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures are valued at the last sale price available prior to the calculation of the Portfolio’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
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Shareholder Information (continued)
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
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4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
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Shareholder Information (continued)
Rule 12b-1 Fees
The Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 Shares of the Portfolio. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolio to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolio. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred. The Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 Shares. Because Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 219143, Kansas City, MO 64121-9143, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
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In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
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Shareholder Information (continued)
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the Statement of Additional Information.
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Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital
JPMorgan Insurance Trust Income Builder Portfolio
Class 2
Year Ended December 31, 2019	$10.08	$0.37	$ 1.04	$ 1.41	$(0.34)	$(0.03)	$ —
Year Ended December 31, 2018	10.62	0.39	(0.91)	(0.52)	—	(0.02)	—
Year Ended December 31, 2017	9.92	0.35	0.81	1.16	(0.36)	(0.10)	—
Year Ended December 31, 2016	9.63	0.35	0.25	0.60	(0.30)	—	(0.01)
Year Ended December 31, 2015	9.95	0.33	(0.39)	(0.06)	(0.25)	(0.01)	—
(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
28  |  JPMorgan Insurance Trust

			Ratios/Supplemental data
				Ratios to average net assets
Total distributions	Net asset value, end of period	Total return (c)(d)	Net assets, end of period	Net expenses (e)(f)	Net investment income (loss) (a)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate

$(0.37)	$ 11.12	14.27%	$ 75,983,292	0.85%	3.49%	1.21%	51%
(0.02)	10.08	(4.92)	55,484,379	0.84	3.76	1.39	68
(0.46)	10.62	11.70	42,121,897	0.84	3.31	1.40	85
(0.31)	9.92	6.21	48,465,426	0.85	3.47	1.49	46
(0.26)	9.63	(0.50)	29,991,045	0.85 (g)	3.30 (g)	1.71 (g)	42
May 1, 2020  |  29

How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2019. All rights reserved. May 2020.
PR-JPMITIBP2-520

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio (the “Core Bond Portfolio”)*
JPMorgan Insurance Trust Global Allocation Portfolio (the “Global Allocation Portfolio”)*
JPMorgan Insurance Trust Income Builder Portfolio (the “Income Builder Portfolio”)*
JPMorgan Insurance Trust Mid Cap Value Portfolio (the “Mid Cap Value Portfolio”)*
JPMorgan Insurance Trust Small Cap Core Portfolio (the “Small Cap Core Portfolio”)*
JPMorgan Insurance Trust U.S. Equity Portfolio (the “U.S. Equity Portfolio”)*
(Each a “Portfolio,” and collectively the “Portfolios”)
*	The Portfolios do not have exchange ticker symbols.
This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectuses dated May 1, 2020 for the Portfolios listed above, as supplemented from time to time (each a “Prospectus” and together, the “Prospectuses”). Additionally, this SAI incorporates by reference the financial statements for the fiscal year ended December 31, 2019, included in the most recent Shareholder Reports relating to the Portfolios (“Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports are available without charge upon request by contacting JPMorgan Insurance Trust (the “Trust”) in writing at 1111 Polaris Parkway, Columbus, Ohio 43240 or by calling toll free at 1-800-480-4111.
SAI-JPMIT-520

THE TRUST
JPMorgan Insurance Trust (formerly called the JPMorgan Investment Trust and The One Group Investment Trust) (the “Trust”) is an open-end management investment company. The Trust was formed as a Massachusetts business trust on June 7, 1993. The Trust consists of six series of units of beneficial interest (“Shares”), each representing interests in one of the following separate investment portfolios:
Core Bond Portfolio
Global Allocation Portfolio
Income Builder Portfolio
Mid Cap Value Portfolio
Small Cap Core Portfolio
U.S. Equity Portfolio
Share Classes
The Board of Trustees of the Portfolios has authorized the issuance of the following classes of shares of the Portfolios:
Core Bond Portfolio	Class 1 and Class 2
Global Allocation Portfolio	Class 1 and Class 2
Income Builder Portfolio	Class 1 and Class 2
Mid Cap Value Portfolio	Class 1
Small Cap Core Portfolio	Class 1 and Class 2
U.S. Equity Portfolio	Class 1 and Class 2
The shares of the Portfolios are collectively referred to in this SAI as the “Shares.”
Name Changes
Effective May 1, 2006, JPMorgan Insurance Trust and some of its Portfolios were renamed with the approval of the Board of Trustees:
Prior Name	New Name as of May 1, 2006
JPMorgan Investment Trust Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Investment Trust Diversified Equity Portfolio	JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Investment Trust Mid Cap Value Portfolio	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
Effective April 25, 2009 the following Portfolios were renamed:
Prior Name	New Name as of April 25, 2009
JPMorgan Insurance Trust Diversified Equity Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Equity Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
For ease of reference, this SAI sometimes refers to certain Portfolios collectively, as the “Equity Portfolios.”
The Equity Portfolios include:
1.	Mid Cap Value Portfolio,
2.	Small Cap Core Portfolio, and
3.	U.S. Equity Portfolio.
All of the Portfolios are diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Portfolio, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Portfolio’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer.
In addition, all of the Portfolios will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company. See “Distributions and Tax Matters.”
REORGANIZATIONS OF JPMORGAN INSURANCE TRUST PORTFOLIOS. On April 24, 2009, certain JPMorgan Insurance Trust Portfolios were involved in reorganizations with series of J.P. Morgan Series Trust II and with JPMorgan Insurance Trust Government Bond Portfolio as follows:
Acquired Portfolios	Acquiring Portfolios
JPMorgan Insurance Trust Government Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Mid Cap Value Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Small Company Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio
Much of the information in this SAI expands upon subjects discussed in the Prospectuses. You should not invest in the Portfolios without first reading the applicable Portfolio’s Prospectus.
INVESTMENT STRATEGIES AND POLICIES
As noted in the applicable Prospectuses for each of the Portfolios, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Portfolio may employ other investment strategies and may be subject to other risks, which are described below. The Portfolios may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Portfolio is required to engage in any particular transaction or purchase any particular type of security or investment even if to do so might benefit the Portfolio. The Portfolios are not subject to registration as a “commodity pool operator” as defined in the Commodity Exchange Act because the Portfolios have claimed an exclusion from that definition. Because the following is a combined description of investment strategies of all of the Portfolios, certain matters described herein may not apply to particular Portfolios. In this SAI, “Adviser” refers to J.P. Morgan Investment Management Inc. (“JPMIM”).
The Portfolios invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Portfolios.
PORTFOLIO NAME	PORTFOLIO CODE
JPMorgan Insurance Trust Core Bond Portfolio	1
JPMorgan Insurance Trust Global Allocation Portfolio	2
JPMorgan Insurance Trust Income Builder Portfolio	3
JPMorgan Insurance Trust Mid Cap Value Portfolio	4
JPMorgan Insurance Trust Small Cap Core Portfolio	5
JPMorgan Insurance Trust U.S. Equity Portfolio	6

Instrument	Portfolio Code
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1-5
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1-5
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	3-5

Instrument	Portfolio Code
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a specified return. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-6
Borrowings: A Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio’s assets and may cause a Portfolio to liquidate portfolio positions when it would not be advantageous to do so. A Portfolio must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of a Portfolio’s total assets made for temporary administrative purposes.	1-6
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2-5
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security, at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. A Portfolio will sell only covered call and secured put options.	1-6
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-6
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	2
Common Stock: Shares of ownership of a company.	2-6
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2-6
Contract for Differences: An arrangement made in a futures contract whereby differences in settlement are made through cash payments, rather than the delivery of goods or services.	2-3
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-6
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-6
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1-3, 5
Custodial Receipts: A Portfolio may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1-3
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Portfolio.	1-5
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1-6

Instrument	Portfolio Code
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments.	1-6
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Portfolio. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Portfolios may engage in such transactions in both U.S. and non-U.S. markets.	2-6
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	1-6
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Portfolio’s Adviser to be of comparable quality.	2-5
Inflation-Linked Debt Securities: Fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1-5
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-6
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-6
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1-5
Investment Company Securities: Shares of other investment companies, including funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law or by contract.	1-6
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1-5
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	2-6
Mortgages (Directly Held): Debt instruments secured by real property.	1-4
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.	1-5
Mortgage Dollar Rolls: A transaction in which a Portfolio sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1-4, 5
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single-family revenue bonds.	1-5

Instrument	Portfolio Code
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Portfolio may invest in such options, contracts and products.	1-6
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-5
Options and Futures Transactions: A Portfolio may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.	1-6
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-6
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-6
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-6
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-6
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Portfolio.	1-6
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1-6
Securities Lending: The lending of up to 33 1⁄3% of a Portfolio’s total assets. In return, the Portfolio will receive cash, other securities, and/or letters of credit as collateral.	1-4, 6
Short Selling: A Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	2-3, 5
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-6
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-6
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	1-6
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1-5

Instrument	Portfolio Code
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Portfolio may enter into these transactions to manage its exposure to changing interest rates and other factors.	1-6
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2-5
Temporary Defensive Positions: To respond to unusual circumstances a Portfolio may invest in cash and cash equivalents for temporary defensive purposes.	1-6
Treasury Receipts: A Portfolio may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	1-6
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long-term securities that make periodic fixed or variable interest payments.	1-6
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	1-6
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).	1-6
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Portfolio on demand or at the expiration of a specified term.	1-5
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-6
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-5
Asset-Backed Securities
Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), asset-backed commercial paper (“ABCP”) and other similarly structured securities. CDOs include collateralized loan obligations (“CLOs”) and collateral bond obligations (“CBOs”). Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.
Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying home equity loans) may be refinanced or paid off prior to maturity during periods of increasing or declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Portfolio may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.
A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. While many CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Portfolio against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Portfolio.
The cash flows for CDOs from the SPE usually are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CDO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CDO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
The risks of an investment in a CDO depend largely on the type of the collateral or securities and the class of the CDO in which a Portfolio invests. CDO tranches often have credit ratings and are typically issued in classes with various priorities. Normally, CDOs are privately offered and sold (that is, they are not registered under the securities laws), and may be subject to additional liquidity risks; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; (viii) values may be volatile; (ix) disputes with the issuer may produce unexpected results; and (x) the CDO’s manager may perform poorly.

Certain Portfolios may purchase ABCP that is issued by conduits sponsored by banks, mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. To protect investors from the risk of non-payment, ABCP programs are generally structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop issuance and wind-down triggers. There can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP. The repayment of ABCP issued by a conduit depends primarily on the conduit’s ability to issue new ABCP, access to the liquidity or credit support and, to a lesser extent, cash collections received from the conduit’s underlying asset portfolio. There could be losses to a Portfolio’s investing in ABCP in the event that: (i) the Portfolio is unable to access the liquidity or credit support for the ABCP; (ii) the conduit is unable to issue new ABCP; (iii) credit or market deterioration in the conduit’s underlying portfolio; and (iv) mismatches in the timing of the cash flows of the underlying asset interests the repayment obligations of maturing ABCP.
Some ABCP programs historically have provided for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity by issuing additional ABCP. This may delay the sale of the underlying collateral and a Portfolio may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A Portfolio purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”).
Auction Rate Securities
Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.
Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Portfolio’s investments in auction rate securities at a time when the Portfolio wishes to dispose of such securities.
Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Code.
A Portfolio’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange Traded Funds” below for more information), a Portfolio is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Portfolio’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Portfolio.
Bank Obligations
Bank obligations consist of bankers’ acceptances, certificates of deposit, bank notes and time deposits.
Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”). Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Certain Portfolios may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. With regard to certificates of deposit issued by U.S. banks and savings and loan associations, to be eligible for purchase by a Portfolio, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation (“FDIC”) or (ii) a domestic savings and loan association, the deposits of which are insured by the FDIC.
Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market.
The Portfolios will not invest in obligations for which a Portfolio’s Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Portfolios maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”).
Subject to a Portfolios’ limitations on concentration in a particular industry, there is no limitation on the amount of a Portfolio’s assets which may be invested in obligations of banks which meet the conditions set forth herein.
Commercial Paper
Commercial paper is defined as short-term obligations, generally with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Portfolios may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Portfolio may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Portfolio would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Debt Instruments-Variable and Floating Rate Instruments.”
Certain Portfolios may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below. Certain Portfolios may purchase commercial paper that is issued by conduits, including ABCP. Additional information about ABCP is included under “Asset Backed Securities”.
Each of the Portfolios may invest in commercial paper. For those Portfolios listed below, they may purchase commercial paper that meets the following criteria:

Core Bond Portfolio. The Core Bond Portfolio may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by Standard & Poor’s Corporation (“S&P”), Prime-2 or better by Moody’s Investors Service, Inc. (“Moody’s”), F2 or better by Fitch Ratings (“Fitch”), or R-2 or better by Dominion Bond Rating Service Limited (“DBRS”)) or, if unrated, determined by the Adviser to be of comparable quality.
Equity Portfolios. The Equity Portfolios may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F2 or better by Fitch, or R-2 or better by Dominion) or, if unrated, determined by the Adviser to be of comparable quality.
Convertible Securities
Certain Portfolios may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.
The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.
Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Portfolio to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Portfolio may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.
Certain Portfolios invest in contingent securities structured as contingent convertible securities also known as CoCos. Contingent convertible securities are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determined trigger event occurs. A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs (the “Trigger Event”). Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. Trigger Events vary by instrument and are defined by the documents governing the contingent convertible security. Such Trigger Events may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events.
Contingent convertible securities are subject to the credit, interest rate, high yield security, foreign security and markets risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risks specific to their structure including conversion risk. Because Trigger Events are not consistently defined among contingent convertible securities, this risk is greater for contingent convertible securities that are issued by banks with capital ratios close to the level specified in the Trigger Event.
In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are also subject to extension risk. Contingent convertible securities are perpetual instruments and may only be callable at pre-determined dates upon approval of the applicable regulatory authority. There is no guarantee that a Portfolio will receive return of principal on contingent convertible securities.
Convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to a Trigger Event or coupon suspension applicable to a single issuer.
The value of contingent convertible securities is unpredictable and will be influenced by many factors such as: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Custodial Receipts
Certain Portfolios may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
Debt Instruments
The Portfolios may invest in debt instruments. Certain Portfolios may invest in below investment grade debt securities. The Core Bond Portfolio may invest in debt securities rated in any of the four investment grade rating categories.
Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by S&P and Bal or lower by Moody’s. Certain Portfolios that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Portfolio to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.
Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
High Yield/High Risk Securities/Junk Bonds. Certain Portfolios may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Portfolio’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.
High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Portfolio would experience a decrease in income and a decline in the market value of its investments. A Portfolio may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.
It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Portfolio that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.
Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.
Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Portfolio’s investments in lower rated securities.
Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.
Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.
While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.
Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Variable and Floating Rate Instruments. Certain obligations purchased by the Portfolios may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.
Subject to their investment objective policies and restrictions, certain Portfolios may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Certain Portfolios may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.
A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Portfolio will be determined by the Portfolio’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Portfolio’s investment policies. In making such determinations, a Portfolio’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Portfolio. The absence of such an active secondary market could make it difficult for the Portfolio to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Portfolio may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Portfolio’s assets at a favorable rate of return.
As a result of the floating and variable rate nature of these investments, the Portfolios’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Portfolios’ yields may increase, and they may have reduced risk of capital depreciation.
Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Portfolio’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loans-Collateral and Subordination Risk.”
Because master notes are direct lending arrangements between a Portfolio and the issuer of the notes, they are not typically traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest. If the Portfolio is not repaid such principal and accrued interest, the Portfolio may not be able to dispose of the notes due to the lack of a secondary market.
While master notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are typically manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, under the heading “Commercial Paper.” A Portfolio’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.
Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Portfolio’s net assets only if such instruments are subject to a demand feature that will permit the Portfolio to demand payment of the principal within seven days after demand by the Portfolio. Portfolios may not invest in Illiquid Investments (defined herein) (including variable and floating rate notes that are determined to be Illiquid Investments) in excess of the 15% Illiquid Limit (defined herein). Please see the “Liquidity Risk Management Program” section for more details. There is no limit on the extent to which a Portfolio may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures. If not rated, such instruments must be found by the Portfolio’s Adviser to be of comparable quality to instruments in which a Portfolio may invest. A rating may be relied upon only if it is provided by a NRSRO that is not affiliated with the issuer or guarantor of the instruments.
Use of Participation Certificates by the Small Cap Core Portfolio. The Small Cap Core Portfolio may invest in Participation Certificates issued by a bank, insurance company or other financial institution with respect to securities owned by such institutional or affiliated organizations. A Participation Certificate gives the Portfolio an undivided interest in the security in the proportion that the Portfolio’s participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or an insurance policy of an insurance company that the Board of Trustees has determined meets the prescribed quality standards for the Portfolio.
The Small Cap Core Portfolio may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Portfolio’s participation interest in the securities, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by the Portfolio. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, the Portfolio will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Portfolio retains the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting the Portfolio to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. The Portfolio’s ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank’s obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Portfolio accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Portfolio will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Portfolio will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.
Impact of Market Conditions on the Risks Associated with Debt Securities
Investments in certain debt securities will be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
Current market conditions pose heightened risks for Portfolios that invest in debt securities given the current interest rate environment. Any future interest rate increases or other adverse conditions (e.g., inflation/deflation, increased selling of certain fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception, or changes in government intervention in the markets) could cause the value of any Portfolio that invests in debt securities to decrease. As such, debt securities markets may experience heightened levels of interest rate and liquidity risk, as well as increased volatility. If rising interest rates cause a Portfolio to lose value, the Portfolio could also face increased shareholder redemptions, which would further impair the Portfolio’s ability to achieve its investment objectives.
The capacity for traditional dealers to engage in fixed-income trading for certain fixed-income instruments has not kept pace with the growth of the fixed income market, and in some cases has decreased. As a result, because dealers acting as market makers provide stability to a market, the significant reduction in certain dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.
Demand Features
Certain Portfolios may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Portfolio. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Portfolios expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.
Under a “stand-by commitment,” a dealer would agree to purchase, at a Portfolio’s option, specified securities at a specified price. A Portfolio will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. Each Portfolio will generally limit its investments in stand-by commitments to 25% of its total assets; provided, however, that the foregoing restriction does not apply to the Global Allocation Portfolio and Income Builder Portfolio.
The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Portfolio to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights
Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition, including those that result from management’s performance or changes to the business of the company, and overall market and economic conditions.
Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Portfolio may hold common stock in its portfolio even if it does not ordinarily invest in common stock.
Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.
Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.
Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and during a liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Similar to common stock rights described above, rights may also be issued to holders of preferred stock. The Core Bond Portfolio may only invest in preferred stock rated in any of the four highest rating categories.
Initial Public Offerings (“IPOs”). The Portfolios may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. The investment performance of a Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as a Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.
Foreign Investments (including Foreign Currencies)
Some of the Portfolios may invest in certain obligations or securities of foreign issuers. For purposes of a Portfolio’s investment policies and unless described otherwise in a Portfolio’s prospectus, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored ADRs, EDRs, and GDRs. Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.
Limitations on the Use of Foreign Investments. For each Portfolio permitted to invest in foreign securities, investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Portfolio; provided, however, that the foregoing restriction does not apply to the Global Allocation Portfolio and Income Builder Portfolio.
Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:
Political and Exchange Risks. Foreign investments may subject a Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.
Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.
Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Portfolio by domestic companies.
Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Portfolio’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations.
Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Portfolio. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected by intervention (or lack of intervention) by the United States or foreign governments or central banks or by currency controls or political developments in the United States or elsewhere. Accordingly, the ability of a Portfolio that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements.
In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Portfolio’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

Settlement Risk. The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Delayed settlement may affect the liquidity of a Portfolio’s holdings. Certain types of securities and other instruments are not trade “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that a Portfolio may deliver securities or instruments before payment is received from the counterparty. In such markets, the Portfolio may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.
Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.
Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.
Sukuk. Foreign securities and emerging market securities include Sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream. Sukuks are also known as Islamic financial certificates that are designed to comply with Islamic religious law commonly known as Sharia. Such income stream may or may not be linked to a tangible asset. For sukuk that are not linked to a tangible asset, the sukuk represents a contractual payment obligation of the issuer or issuing vehicle to pay income or periodic payments to the investor, and such contractual payment obligation is linked to the issuer or issuing vehicle and not from interest on the investor’ money for the sukuk. For sukuk lined to a tangible asset, the Portfolio will not have a direct interest in the underlying asset or pool of assets. The issuer also makes a contractual promise to buy back the certificate at a future date at par value. Even when the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Portfolio (as the investor) is relying on the creditworthiness of the issuer for all payments required by the sukuk. The issuer may be a special purpose vehicle (“SPV”) with no other assets. Investors do not have direct legal ownership of any underlying assets. In the event of default, the process may take longer to resolve than conventional bonds. Changing interpretations of Islamic law by courts or prominent scholars may affect the free transferability of sukuk in ways that cannot now be foreseen. In such an event, the Portfolio may be required to hold its sukuk for longer than intended, even if their condition is deteriorating.
Issuers of sukuk may include international financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment. Although the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and where it is difficult for Portfolio to make an investment in or dispose of sukuk at the Portfolio’s desired time. Furthermore, the global sukuk market is significantly smaller than conventional bond markets, and restrictions imposed by the Shariah board of the issuing entity may limit the number of investors who are interested in investing in particular sukuk. The unique characteristics of sukuk may lead to uncertainties regarding their tax treatment within a Portfolio.
Investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain a judgment in a court of competent jurisdiction, and/or attach assets of the obligor may be limited. Sukuk are also subject to the risks associated with developing and emerging market economies, which include, among others, the risk of sanctions and inconsistent accounting and legal principles.

Emerging Market Securities. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe and Hong Kong. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.
Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Portfolio’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Portfolio’s investment in certain emerging market countries and may increase the expenses of the Portfolio. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many developing countries lack the social, political, and economic stability characteristics of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar.

Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.
A Portfolio’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio remains uninvested and no return is earned on such assets. The inability of the Portfolio to make intended security purchases or sales due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities, in the Portfolio deeming those securities to be illiquid, or, if the Portfolio has entered into a contract to sell the securities, in possible liability to the purchaser.
In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product (“GDP”). These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
Global Depositary Notes. Foreign securities and emerging markets securities include Global Depositary Notes (“GDNs”). A GDN is a debt instrument created by a bank that evidences ownership of local currency-denominated debt securities. GDNs reflect the terms of particular local currency-denominated bonds. GDNs trade, settle, and pay interest and principal in U.S. dollars but typically are restricted securities that do not trade on an exchange. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary bank. In addition to the risks associated with foreign investments, a Portfolio’s investments in GDNs is subject to the risks associated with the underlying local currency-denominated bond and derivative instruments including credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk, liquidity risk, and management risk. Holders of GDNs may have limited rights, and investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert the bonds into GDNs and vice versa. Such restrictions may cause bonds of the underlying issuer to trade at a discount or premium to the market price of the GDN.
Foreign Currency Transactions. Certain Portfolios may engage in foreign currency transactions which include the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Portfolios may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Portfolio enters into such transactions in markets other than in the U.S., the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Portfolio’s investments in foreign securities including emerging markets securities. Certain Portfolios may engage in such transactions to hedge against currency risks, as a substitute for securities in which the Portfolio invests, to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Portfolio. To the extent that a Portfolio uses foreign currency transactions for hedging purposes, the Portfolio may hedge either specific transactions or portfolio positions.
While a Portfolio’s use of hedging strategies is intended to reduce the volatility of the net asset value of Portfolio shares, the net asset value of the Portfolio will fluctuate. There can be no assurance that a Portfolio’s hedging transactions will be effective. Furthermore, a Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Certain Portfolios are authorized to deal in forward foreign exchange between currencies of the different countries in which the Portfolio will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract.
Transaction Hedging. Generally, when a Portfolio engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its portfolio securities. A Portfolio may engage in transaction hedging when it desires to “lock in” the U.S. dollar price (or a non-U.S. dollar currency (“reference currency”)) of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Portfolio attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other reference currency and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.
A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Portfolios reserve the right to purchase and sell foreign currency futures contracts traded in the U.S. and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).
For transaction hedging purposes, a Portfolio may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.
Position Hedging. When engaging in position hedging, a Portfolio will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Portfolio’s Adviser expects to purchase. In connection with the position hedging, the Portfolio may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Portfolio may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the U.S. and subject to regulation by the CFTC.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.
Forward Foreign Currency Exchange Contracts. Certain Portfolios may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
At the maturity of a Forward Contract, a Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. For forward foreign currency contracts (other than Non-Deliverable Forwards) that require physical settlement, the Portfolios will segregate or earmark liquid assets equal to the current notional value of each contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. The Portfolios will segregate or earmark liquid assets equal to the current notional value of each contract. In calculating the notional value, the Portfolios may net long and short contracts with the same currency and the same settlement date. With respect to trades that do not settle through CLS Bank International, the Portfolios may only net long and short contracts if the contracts are with the same counterparty. Certain Portfolios may also engage in non-deliverable forwards which are cash settled and which do not involve delivery of the currency specified in the contract. For more information on Non-Deliverable Forwards, see “Non-Deliverable Forwards” below.
Foreign Currency Futures Contracts. Certain Portfolios may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Portfolio may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Portfolios may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Portfolio.
At the maturity of a futures contract, the Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.
Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.
For more information on futures contracts, see “Futures Contracts” under the heading “Options and Futures Transactions.”
Foreign Currency Options. Certain Portfolios may purchase and sell U.S. exchange-listed and over the counter call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. When a Portfolio purchases a put option, the Portfolio has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. When a Portfolio sells or writes a call option, the Portfolio has the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate if the buyer exercises the option. Some of the Portfolios may also purchase and sell non-deliverable currency options (“Non-Deliverable Options”). Non-Deliverable Options are cash-settled options on foreign currencies (each an “Option Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. Non-Deliverable Options involve an obligation to pay an amount in a deliverable currency (such as U.S. Dollars, Euros, Japanese Yen, or British Pounds Sterling) equal to the difference between the prevailing market exchange rate for the Option Reference Currency and the agreed upon exchange rate (the “Non-Deliverable Option Rate”), with respect to an agreed notional amount. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.
A Portfolio is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates, as a substitute for securities in which a Portfolio may invest, and for risk management purposes. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Portfolio, sold by the Portfolio but not yet delivered, committed or anticipated to be purchased by the Portfolio, or in transaction or cross-hedging strategies. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “collar”). By selling the call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Certain Portfolios may also enter into foreign currency futures transactions for non-hedging purposes, including to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Portfolio.
Certain differences exist among these foreign currency instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.
The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.
There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.
The Portfolios may write call options on currencies as long as the Portfolio segregates cash or liquid assets that, when added to the amounts deposited with a futures commission merchant or a broker as margin, equal the obligation under the call option (but not less than the strike price of the call option). The Portfolios may also cover a written call option by owning a separate call option permitting the Portfolio to purchase the reference currency at a price no higher than the strike price of the call option sold by the Portfolio. In addition, a Portfolio may write a non-deliverable call option if the Portfolio segregates an amount equal to the current amount obligated to pay. Netting is generally permitted of long and short positions of a specific country (assuming long and short contracts are similar). If there are securities or currency held in that specific country at least equal to the current notional value of the net currency positions, no segregation is required.
Non-Deliverable Forwards. Some of the Portfolios may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.
Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.
NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Portfolios will segregate or earmark liquid assets in an amount equal to the marked to market value of each NDF contract on a daily basis of the NDF. In calculating the mark-to-market value, the Portfolios may net opposing NDF contracts with the same currency and the same settlement date. With respect to trades that do not settle through CLS Bank International, the Portfolios may only net opposing NDF contracts if the contracts are with the same counterparty.
The Portfolios will typically use NDFs for hedging purposes, but may also use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolios’ respective returns.
Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), NDFs are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the CFTC for certain swaps. NDFs traded in the over-the-counter market are subject to initial and variation margin requirements. Implementation of and ongoing compliance with the regulations regarding clearing, mandatory trading and margining of NDFs may increase the cost to the Portfolio of hedging currency risk and, as a result, may affect returns to investors in the Portfolio.
Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Portfolios may invest in any such options, contracts and products as may be developed to the extent consistent with the Portfolio’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.
Risk Factors in Foreign Currency Transactions. The following is a summary of certain risks associated with foreign currency transactions:
Imperfect Correlation. Foreign currency transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in a security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Portfolio’s securities.
Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Portfolios may not be able to dispose of or offset a transaction without incurring losses. Although foreign currency transactions used for hedging purposes may reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.
Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Portfolio’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Portfolio.

Strategy Risk. Certain Portfolios may use foreign currency derivatives for hedging as well as non-hedging purposes including to gain or adjust exposure to currencies and securities markets or to increase income or gain to a Portfolio. There is no guarantee that these strategies will succeed and their use may subject a Portfolio to greater volatility and loss. Foreign currency transactions involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks associated with derivatives in general, currencies, and investments in foreign and emerging markets.
Judgment of the Adviser. Successful use of foreign currency transactions by a Portfolio depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Portfolio would be in a worse position than if a foreign currency transaction had not been pursued. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Portfolio will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when utilizing instruments that require variation margin payments, if the Portfolio has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.
Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Portfolio may have to sell securities at a time when it is disadvantageous to do so.
It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Portfolio may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.
Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or expects to purchase or sell. Rather, an Adviser will employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the anticipated devaluation level.
Inverse Floaters and Interest Rate Caps
Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.
Investments in inverse floaters and similar instruments expose a Portfolio to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Inverse floaters may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of a change in a reference rate of interest (typically a short-term interest rate), and the market prices of inverse floaters may as a result be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change. Investments in inverse floaters and similar instruments that have asset-backed, mortgage-backed or mortgage-related securities underlying them will expose a Portfolio to the risks associated with those asset-backed, mortgage-backed and mortgage-related securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying asset-backed, mortgage-backed or mortgage-related securities.

Investment Company Securities and Exchange-Traded Funds
Investment Company Securities. A Portfolio may acquire the securities of other investment companies (“acquired funds”) to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.
In addition, Section 17 of the 1940 Act prohibits a Portfolio from investing in another J.P. Morgan Fund except as permitted by Section 12 of the 1940 Act, by rule, or by exemptive order.
The limitations described above do not apply to investments in money market funds subject to certain conditions. All of the J.P. Morgan Funds may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 of the 1940 Act subject to the acquiring Fund’s investment policies and restrictions and the conditions of the Rule.
In addition, the 1940 Act’s limits and restrictions summarized above do not apply to J.P. Morgan Funds that invest in other J.P. Morgan Funds in reliance on Section 12(d)(1)(G) of the 1940 Act, SEC rule, or an exemptive order issued by the SEC (each, a “Fund of Funds”; collectively, “Funds of Funds”). Such Funds of Funds include JPMorgan Investor Funds (the “Investor Funds”), the JPMorgan SmartRetirement Funds and the JPMorgan SmartRetirement Blend Funds (collectively, the “JPMorgan SmartRetirement Funds”), JPMorgan Access Funds, the JPMorgan Diversified Fund, and such other J.P. Morgan Funds, including certain Portfolios, that invest in other J.P. Morgan Funds in reliance on Section 12(d)(1)(G) of the 1940 Act or the rules issued Section 12.
Section 12(d)(1)(G) of the 1940 Act permits a fund to invest in acquired funds in the “same group of investment companies”(“affiliated funds”), government securities and short-term paper. In addition to the investments permitted by Section 12(d)(1)(G), Rule 12d1-2 permits funds of funds to make investments in addition to affiliated funds under certain circumstances including: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund of fund’s investment policies and (3) affiliated and unaffiliated money market funds. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated fund must have a policy prohibiting it from investing in other funds under Section 12(d)(1)(F) or (G) of the 1940 Act.
In addition to investments permitted by Section 12(d)(1)(G) and Rule 12d1-2, the Funds of Funds may invest in derivatives pursuant to an exemptive order issued by the SEC. Under the exemptive order, the Funds of Funds are permitted to invest in financial instruments that may not be considered “securities” for purposes of Rule 12d-1 subject to certain conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Funds of Funds are for services that are in addition to, and not duplicative of, the advisory services provided to an underlying fund.
Exchange-Traded Funds (“ETFs”). ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Portfolios will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable by the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).
Certain Portfolios may use ETFs to gain exposure to various asset classes and markets or types of strategies and investments. By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sector or market ETFs that invest in debt securities from a select sector of the economy, a single industry or related industries; or ETFs that invest in foreign and emerging markets securities. Other types of ETFs continue to be developed and the Portfolio may invest in them to the extent consistent with such Portfolio’s investment objectives, policies and restrictions. The ETFs in which the Portfolios invest are subject to the risks applicable to the types of securities and investments used by the ETFs (e.g., debt securities are subject to risks like credit and interest rate risks; emerging markets securities are subject risks like currency risks and foreign and emerging markets risk; derivatives are subject to leverage and counterparty risk).
ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. Generally, an index based ETF’s objective is to track the performance of a specified index. Index based ETFs may invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount as the securities included in the designated index or a representative sample. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Portfolio that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.
Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Company Securities”), the Portfolio’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Portfolio to limit its investments in any one issue of ETFs to 5% of the Portfolio’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Portfolio’s investments in all ETFs may not currently exceed 10% of the Portfolio’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.
SEC exemptive orders granted to various ETFs and their investment advisers permit the Portfolios to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.
Potential Regulatory Changes — In December 2018, the SEC proposed a new rule related to investments in other investment companies that, if adopted, could adversely impact the investment strategies of certain Portfolios, particularly Portfolios with a principal investment strategy of investing in other JPMorgan Funds and/or ETFs. If adopted, the rule may have an impact on certain Portfolios’ performance and may have negative risk consequences on the investing Funds as well as the underlying investment vehicles.
Loans
Some of the Portfolios may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Portfolios invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties, although certain Portfolios may originate Loans.
A Portfolio has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically a Portfolio will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Portfolio to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.
A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Portfolio could receive a portion of the borrower’s collateral. If the Portfolio receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Portfolio.
In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys or sells a Loan it may pay a fee. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon prepayment of a Loan.
Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.
Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Lien Loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 36 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans are typically structured as Senior Loans but may be structured as Junior Loans.
Additional Information concerning Unfunded Commitments. Unfunded Commitments are contractual obligations pursuant to which the Portfolio agrees to invest in a Loan at a future date. Typically, the Portfolio receives a commitment fee for entering into the Unfunded Commitment.
Additional Information concerning Synthetic Letters of Credit. Loans include Synthetic Letters of Credit. In a Synthetic Letter of Credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a Letter of Credit to the borrower. When a Portfolio invests in a Synthetic Letter of Credit, the Portfolio is typically paid a rate based on the Lender’s borrowing costs and the terms of the Synthetic Letter of Credit. Synthetic Letters of Credit are typically structured as Assignments with the Portfolio acquiring direct rights against the Obligor.
Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Portfolio will consider the government to be the issuer of an Assignment or Participation for purposes of a Portfolio’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).
Limited Federal Securities Law Protections. Certain Loans may not be considered securities under the federal securities laws. In such circumstances, fewer legal protections may be available with respect to a Portfolio’s investment in those Loans. In particular, if a Loan is not considered a security under the federal securities laws, certain legal protections normally available to investors under the federal securities laws, such as those against fraud and misrepresentation, may not be available.
Multiple Lender Risk. There may be additional risks associated with Loans, including loan originations, when there are Lenders or other participants in addition to the Portfolio. For example, a Portfolio could lose the ability to consent to certain actions taken by the Borrower if certain conditions are not met. In addition, for example, certain governing agreements that provide the Portfolio with the right to consent to certain actions taken by a Borrower may provide that the Portfolio will no longer have the right to provide such consent if another Lender makes a subsequent advance to the Borrower.
Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general, including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Portfolio may incur additional credit risk when the Portfolio acquires a participation in a Loan from another Lender because the Portfolio must assume the risk of insolvency or bankruptcy of the other Lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans:
High Yield Securities Risk. The Loans that a Portfolio invests in may not be rated by an NRSRO, will not be registered with the Securities and Exchange Commission (“SEC”) or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.
Liquidity Risk. Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Portfolio. Also, to the extent that a Portfolio needs to satisfy redemption requests or cover unanticipated cash shortfalls, the Portfolio may seek to engage in borrowing under a credit facility or enter into lending agreements under which the Portfolio would borrow money for temporary purposes directly from another J.P. Morgan Portfolio (please see “Interfund Lending”).
Collateral and Subordination Risk. With respect to Loans that are secured, a Portfolio is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Portfolio’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Portfolio may have the ability to require that the Obligor pledge additional collateral. The Portfolio, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, (for example, in the case of non-recourse Loans) there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Portfolio were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Portfolio performance.
If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Portfolio to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Portfolio’s security interest in collateral or subordinate the Portfolio’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Portfolio performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Portfolio’s security interest in Loan collateral. If the Portfolio’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.
Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Portfolio and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political, or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Portfolio and the Obligor may become insolvent or enter FDIC receivership or bankruptcy. The Portfolio might incur certain costs and delays in realizing payment on a Loan, or suffer a loss of principal and/or interest if assets or interests held by the Agent, Lender or other party positioned between the Portfolio and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of the Loans held by the Portfolio.
Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Portfolio’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.
Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Portfolio generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.
Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.
Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Obligor. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Obligor. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Obligor’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.
Foreclosure Risk. There may be additional costs associated with enforcing a Portfolio’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions or legal costs and expenses associated with real property. As a result of these additional costs, the Portfolio may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Portfolio incurs costs and the collateral loses value or is not recovered by the Portfolio in foreclosure, the Portfolio could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.
Miscellaneous Investment Strategies and Risks
Borrowings. A Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio’s assets and may cause a Portfolio to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Portfolio utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 1⁄3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Portfolio’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Portfolio may enter into Interfund Lending Arrangements. Please see “Interfund Lending.”
LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Portfolio’s investments. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Portfolio’s portfolio and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.
Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Portfolio’s investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Portfolio’s net asset value), and there can be no assurance that a Portfolio’s use of leverage will be successful. Tax considerations may limit a Portfolio’s ability to pursue investments in commodity-linked derivatives.
Commodity-Related Pooled Investment Vehicles. Commodity-related pooled investment vehicles include ownership interests in grantor trusts and other pooled investment vehicles that hold tangible assets such as gold, silver or other commodities or invest in commodity futures. Grantor trusts are typically traded on an exchange.
Investors do not have the rights normally associated with ownership of other types of shares when they invest in pooled investment vehicles holding commodities or commodity futures, including those structured as limited partnerships or grantor trusts holding commodities. For example, the owners of these commodity-related grantor trusts or limited partnerships do not have the right to elect directors, receive dividends or take other actions normally associated with the ownership of shares of a corporation. Holders of a certain percentage of shares in a grantor trust may have the right to terminate the trust or exercise other rights which would not be available to small investors. If investors other than a Fund exercise their right to terminate, a Fund that wishes to invest in the underlying commodity through the pooled investment vehicle will have to find another investment and may not be able to find another vehicle that offers the same investment features. In the event that one or more participants holding a substantial interest in these pooled investment vehicles withdraw from participation, the liquidity of the pooled investment vehicle will likely decrease which could adversely affect the market price of the pooled investment vehicle and result in a Fund incurring a loss on its investments.
These pooled investment vehicles are not registered investment companies, and many are not commodity pools, and therefore, do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales load. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.
These vehicles are subject to the risks associated with direct investments in commodities. The market price of shares of these vehicles will be as unpredictable as the price of the underlying commodity. Many factors can cause a decline in the prices of commodities including a change in economic conditions, such as a recession. This risk is magnified when the commodity is used in manufacturing. In addition, the prices of commodities may be adversely impacted by a change in the attitude of speculators and investors toward the applicable commodity, or a significant increase in commodity price hedging activity. In addition, the value of the shares will be adversely affected if the assets owned by the trust are lost, damaged or of inferior quality.
The commodities represented by shares of a grantor trust will decrease over the life of the trust due to sales of the underlying commodities necessary to pay trust fees and expenses, including expenses associated with indemnification of certain service providers to the pooled investment vehicle. Without increases in the price of the underlying commodity sufficient to compensate for that decrease, the price of the investment will decline and a Fund will incur a loss on its investment.
Commodity-related grantor trusts are passive investment vehicles. This means that the value of the investment in a grantor trust may be adversely affected by trust losses that, if the trust had been actively managed, it might have been possible to avoid. A Fund’s intention to qualify as a regulated investment company under Subchapter M of the Code may limit its ability to make investments in grantor trusts or limited partnerships that invest in commodities or commodity futures.
Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Portfolio and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Portfolio and its service providers. Cyber security risks may result in financial losses to a Portfolio and its shareholders; the inability of a Portfolio to transact business with its shareholders; delays or mistakes in the calculation of a Portfolio’s net asset value (“NAV”) or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Portfolio’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Portfolio invests and parties with which a Portfolio engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Portfolio or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Portfolios do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
Volcker Rule Risk. Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (known as the Volcker Rule) places restrictions on the activities of banking entities, including the adviser and its affiliates, and may impact the long-term viability of a Portfolio. Under the Volcker Rule, if the adviser or its affiliates own 25% or more of the ownership interests of a Portfolio outside of the permitted seeding time period, a Portfolio could be subject to restrictions on trading that would adversely impact a Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Portfolio at a time that is sooner than would otherwise be desirable. This may require the sale of Portfolio securities, which may result in losses, increased transaction costs and adverse tax consequences. In addition, the ongoing viability of a Portfolio may be adversely impacted by the anticipated or actual redemption of Portfolio shares owned by the adviser and its affiliates and could result in a Portfolio’s liquidation.
Exchange-Traded Notes (“ETNs”). ETNs are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure. While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of the issuing bank, whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.
Impact of Large Redemptions and Purchases of Portfolio Shares. Under applicable regulations, the Adviser or an affiliate of the Adviser may be required to reduce its seed investment or other ownership interest in a Portfolio at a time that is sooner than the Adviser or its affiliate otherwise would. In addition to such redemptions of seed investment, from time to time, shareholders of a Portfolio (which may include the Adviser or affiliates of the Adviser or accounts for which the Adviser or its affiliates serve as investment adviser or trustee or, for certain Portfolios, affiliated and/or non-affiliated registered investment companies that invest in a Portfolio) may make relatively large redemptions or purchases of Portfolio shares. These transactions may cause a Portfolio to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that the Portfolio is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Portfolio. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Portfolio’s expense ratio. Additionally, a significant reduction in Portfolio assets would result in Portfolio expenses being spread over a small asset base, potentially causing an increase in the Portfolio’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate. In addition to the above information, the Portfolios’ SAIs include disclosure of accounts holding more than 5% of a Portfolio’s voting securities.

Government Intervention in Financial Markets. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios’ investments. It is uncertain how long these conditions will continue.
Recent instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulations of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated. For instance, in 2016, the SEC adopted rules that regulate the Portfolios’ management of liquidity risk. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objectives.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios.
Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Portfolio may enter into lending agreements (“Interfund Lending Agreements”) under which the Portfolio would lend money and borrow money for temporary purposes directly to and from another J.P. Morgan Fund, including the Portfolios, through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the J.P. Morgan Funds permitting such interfund lending. No Portfolio may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Portfolio otherwise would invest in short-term repurchase agreements or other short-term instruments.
If a Portfolio has outstanding borrowings, any Interfund Loans to the Portfolio (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Portfolio, the event of default will automatically (without need for action or notice by the lending J.P. Morgan Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending J.P. Morgan Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Portfolio.
A Portfolio may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Portfolio has a secured loan outstanding from any other lender, including but not limited to another J.P. Morgan Fund, the Portfolio’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Portfolio’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Portfolio may borrow through the credit facility on a secured basis only. A Portfolio may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.
No Portfolio may lend to another J.P. Morgan Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Portfolio’s net assets at the time of the loan. A Portfolio’s Interfund Loans to any one J.P. Morgan Fund shall not exceed 5% of the lending Portfolio’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days.

Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Portfolio and may be repaid on any day by a borrowing J.P. Morgan Fund.
The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Portfolio borrows money from another J.P. Morgan Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Portfolio may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Portfolio. A delay in repayment to a lending Portfolio could result in a lost opportunity or additional lending costs.
Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Portfolio that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.
The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
YieldCos. A YieldCo is a dividend growth-oriented company, created by a parent company (the “YieldCo Sponsor”), that bundles operating assets in order to generate systematic cash flows. YieldCos are not limited by asset or income composition, but they are generally tied to the energy industry, including, for example, renewable energy projects, that offer predictable cash flows. YieldCos generally serve a similar purpose as MLPs and real estate investment trusts (“REITs”), which most energy companies cannot establish due to regulatory reasons.
The risks of investing in YieldCos involve risks that differ from investments in traditional operating companies, including risks related to the relationship between the YieldCo and the YieldCo Sponsor. A YieldCo is usually dependent on the management of the YieldCo Sponsor and may be impacted by the development capabilities and financial health of its YieldCo Sponsor. Additionally, a YieldCo Sponsor may have interests of its YieldCo and may retain control of the YieldCo through classes of stock held by the YieldCo Sponsor.
A YieldCo’s share price is typically a multiple of its distributable cash flow. Therefore, any event that limits a YieldCo’s ability to maintain or grow its distributable cash flow would likely have a negative impact on the YieldCo’s share price. The share price of a YieldCo can be affected by fundamentals unique to the YieldCo, including the robustness and consistency of its earnings and its ability to meet debt obligations including the payment of interest and principle to creditors. A YieldCo may distribute all or substantially all of the cash available for distribution, which may limit new acquisitions and future growth. A YieldCo may finance its growth strategy with debt, which may increase the YieldCo’s leverage and the risk associated with the YieldCo. The ability of a YieldCo to maintain or grow its dividend distributions may depend on the YieldCo’s ability to minimize its tax liabilities through the use of accelerated depreciation schedule, tax loss carryforwards, and tax incentives. Changes to the current tax code could result in greater tax liabilities, which would reduce a YieldCo’s distributable cash flow.
New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Portfolios’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Portfolio would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Portfolio to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its investment policies, a Portfolio may acquire investments such as obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”) which cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. These securities may be subject to liquidity risks and certain private placements may be determined to be Illiquid Investments under the Liquidity Risk Management program applicable to the Portfolios.
A Portfolio is subject to a risk that should the Portfolio decide to sell such securities when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio’s net assets could be adversely affected. Where a security must be registered under the 1933 Act before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.
The Portfolios may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities laws and is generally sold to institutional investors, such as the Portfolios, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Portfolio may hold such common stock and other securities even though it does not ordinarily invest in such securities and such common stock or other securities may be denominated in currencies that a Portfolio may not ordinarily hold.
Stapled Securities. From time to time, the Portfolios may invest in stapled securities to gain exposure to companies. A stapled security is a security that is comprised of two or more parts that cannot be separated from one another. The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security. The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Portfolio. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.
Temporary Defensive Positions. To respond to unusual market conditions, certain of the Portfolios may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Portfolios from meeting their investment objectives. The percentage of a Portfolio’s total assets that a Portfolio may invest in cash or cash equivalents is described in the applicable Portfolio’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of seven days or less, certificates of deposit, bankers’ acceptances, commercial paper money market mutual funds, and bank deposit accounts. In order to invest in repurchase agreements with the Federal Reserve Bank of New York for temporary defensive purposes, certain Portfolios may engage in periodic “test” trading in order to assess operational abilities at times when the Portfolio would otherwise not enter into such a position. These exercises may vary in size and frequency.
Infectious Disease Risk. A worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Portfolio’s investments, increase a Portfolio’s volatility, and exacerbate other pre-existing political, social and economic risks to the Portfolios.

The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets. The impacts of COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, particular regions, or the entire global economy, individual companies and investment products, and the market in general. The full extent of such impacts cannot necessarily be foreseen. The impacts may be short term or may last for an extended period of time, and may exacerbate other pre-existing political, social and economic risks. The value of a Portfolio and the securities in which a Portfolio invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future. The impact of a pandemic may also negatively affect the liquidity of certain of a Portfolio’s portfolio holdings and may make it more difficult to value such holdings. Because epidemics and pandemics (such as COVID-19) impact broad segments of businesses and populations at the same time or in close succession, often in unpredictable and significant ways, they create the risk that a Portfolio’s operations may be interrupted , which may have a significant negative impact on investment performance. Governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that could also have a significant negative impact on a Portfolio’s investment performance.
Mortgage-Related Securities
Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Portfolio’s Adviser.
Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Portfolio forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Portfolio will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Portfolio or the Portfolio’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.
Mortgage-Backed Securities. A Portfolio may invest in mortgage-backed securities (“MBS”), which are securities that represent pools of mortgage loans assembled and/or securitized for sale to investors. MBS include mortgage pass-through securities and collateralized mortgage obligations (“CMOs”). MBS may be arranged by various governmental agencies, such as the Government National Mortgage Association (“Ginnie Mae”); government sponsored enterprises (“GSEs”), such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and private issuers, such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.
A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder after paying servicing and guarantee fees.
CMOs are debt securities that are fully collateralized by a portfolio of mortgages or MBS, or re-securitized or reorganized MBS. Unlike mortgage pass-through securities, CMOs may be organized in a variety of different ways to create customized cash flows in different tranches and may offer certain protections against prepayment risk, such as creating more definite maturities. CMOs may pay fixed or variable rates of interest, and certain CMOs have priority over others with respect to the receipt of prepayments. CMOs may be structured as Real Estate Mortgage Investment Conduits (“REMICs”) which are federally tax-exempt entities that may be organized as trusts, partnerships, corporations or other types of associations.
CMOs are also subject to cash flow uncertainty and price volatility. Stripped mortgage securities (a type of potentially high-risk CMO) are created by separating the interest and principal payments generated by a pool of MBS or a CMO to create additional classes of securities. CMOs are subject to principal prepayments on the underlying mortgages and, thus, may be retired earlier than scheduled.
MBS are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities may not be an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments increase, sometimes rapidly. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the MBS at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect a Portfolio’s NAV. When rates rise, the prices of mortgage-backed securities can be expected to decline, although historically these securities have experienced smaller price declines than comparable quality bonds. In addition, when rates rise and prepayments slow, the effective duration of MBS extends, resulting in increased volatility. A decline or flattening of housing values may cause delinquencies in the mortgages (especially sub-prime or non-prime mortgages) underlying MBS and thereby adversely affect the ability of the MBS issuer to make principal payments to MBS holders.
MBS issued by the U.S. government and its agencies and instrumentalities may be backed by the full faith and credit of the U.S. government or may be guaranteed as to principal and interest payments. There are a number of important differences among the agencies, GSEs and instrumentalities of the U.S. government that issue MBS and among the securities that they issue.
Ginnie Mae Securities. MBS issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates and CMOs which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.
Fannie Mae and Freddie Mac Securities. MBS issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. government. Fannie Mae is a government-sponsored enterprise, which is chartered by Congress but owned by private shareholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. MBS issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates and CMOs. Like Fannie Mae, Freddie Mac is a government-sponsored enterprise, which is chartered by Congress but owned by private shareholders. Freddie Mac Certificates are not guaranteed by the U.S. government and do not constitute a debt or obligation of the U.S. government. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
On June 3, 2019, under the FHFA’s “Single Security Initiative,” Fannie Mae and Freddie Mac began issuing uniform mortgage-backed securities (“UMBS”). UMBS are eligible for delivery into the TBA market. Each UMBS has a 55-day remittance cycle and can be used as collateral in either a Fannie Mae or Freddie Mac security or held for investment. Freddie Mac’s legacy TBA-eligible securities have a 45-day remittance cycle and will not be directly eligible for delivery in settlement of a UMBS trade. Freddie Mac will offer investors the opportunity to exchange outstanding legacy mortgage-backed securities for mirror UMBS with a 55-day remittance period. The exchange offer includes compensation for the 10-day delay in receipt of payments. A Portfolio’s ability to invest in UMBS to the same degree that the Portfolio currently invests in Fannie Mae and Freddie Mac mortgage-backed securities is uncertain.
While Fannie Mae and Freddie Mac have taken steps for a smooth transition to the issuance of UMBS, the effects of the issuance of UMBS on the MBS and TBA markets are uncertain and there may be factors that affect the timing of the transition to UMBS or the ability of market participants, including a Portfolio, to adapt to the issuance of UMBS. A Portfolio may need to consider the tax and accounting issues raised by investments in UMBS and/or the exchange of legacy Freddie Mac securities for UMBS. Additionally, there could be divergence in prepayment rates of UMBS issued by Fannie Mae and Freddie Mac, which could lead to differences in the prices of Fannie Mae- and Freddie Mac-issued UMBS if Fannie Mae and Freddie Mac fail to align programs, policies and practices that affect prepayments. The initial effects of the issuance of UMBS on the market for mortgage-related securities have been relatively minimal, however the long-term effects are still uncertain.
For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities.”
CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Portfolios do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.
Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.
Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”
Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S. government.
REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.
CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.
The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.
Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.
A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Portfolios may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Portfolio may invest will not include residual interest.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception to the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.
Limitations on the Use of Mortgage-Backed Securities. The Core Bond Portfolio may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities, as well as those issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The Core Bond Portfolio may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality.
GSE Credit Risk Transfer Securities and GSE Credit-Linked Notes. Government-Sponsored Enterprises (“GSE”) credit risk transfer securities are notes issued directly by a GSE, such as Fannie Mae and Freddie Mac, and GSE credit-linked notes are notes issued by a SPV sponsored by a GSE. Investors in these notes provide credit protection for the applicable GSE’s mortgage-related securities guarantee obligations. In this regard, a noteholder receives compensation for providing credit protection to the GSE and, when a specified level of losses on the relevant mortgage loans occurs, the principal balance and certain payments owed to the noteholder may be reduced. In addition, noteholders may receive a return of principal prior to the stated maturity date reflecting prepayment on the underlying mortgage loans and in any other circumstances that may be set forth in the applicable loan agreement. The notes may be issued in different tranches representing the issuance of different levels of credit risk protection to the GSE on the underlying mortgage loans and the notes are not secured by the reference mortgage loans. There are important differences between the structure of GSE credit risk transfer securities and GSE credit-linked notes.
GSE Credit Risk Transfer Securities Structure. In this structure, the GSE receives the note sale proceeds. The GSE pays noteholders monthly interest payments and a return of principal on the stated maturity date based on the initial investment amount, as reduced by any covered losses on the reference mortgage loans.
GSE Credit-Linked Notes Structure. In this structure, the SPV receives the note sale proceeds and the SPV’s obligations to the noteholder are collateralized by the note sale proceeds. The SPV invests the proceeds in cash or other short-term assets. The SPV also enters into a credit protection agreement with the GSE pursuant to which the GSE pays the SPV monthly premium payments and the SPV compensates the GSE for covered losses on the reference mortgage loans. The SPV pays noteholders monthly interest payments based on the premium payments paid by the GSE and the performance on the invested note sale proceeds. The noteholders also receive a return of principal on a stated maturity date based on the initial investment amount, as reduced by any covered losses on the reference mortgage loans paid by the SPV or the GSE.

Mortgage TBAs. The Portfolios may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (“Mortgage TBAs”). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. Mortgage TBAs are subject to the risks described in the “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” section. Additionally, amendments to applicable rolls include certain mandatory margin requirements for the TBA market, which may require the Portfolios to pay collateral in connection with their TBA transactions. The required margin could increase the cost of the Portfolios and add additional complexity for Portfolios engaging in these transactions.
Mortgage Dollar Rolls. In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Portfolio enters into TBAs/mortgage dollar rolls, the Portfolio will segregate or earmark until the settlement date liquid assets, in an amount equal to the agreed-upon purchase price of each long and short position. Economically off-setting TBA positions with the same agency, coupon, and maturity date, are generally permitted to be netted if the short position settles on the same date or before the long position. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Portfolio will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs. The benefits of mortgage dollar rolls may depend upon a Portfolio’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.
Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.
In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:
Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Portfolios may lose money on investments in SMBS.
Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.
Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.
Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Portfolio’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.
Privately Issued Mortgage-Related Securities. Non-government issuers, including commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Mortgage pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance of guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof may be considered in determining whether a mortgage-related security meets a Portfolio’s investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities may include second mortgages, high loan-to-value ratio mortgages where a government or government-sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with low credit ratings or other factors that increase the risk of default. For these reasons, the loans underlying these securities historically have had higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, at times, have also performed poorly. Even loans classified as prime may experience higher levels of delinquencies and defaults. A decline in real property values across the U.S. may exacerbate the level of losses that investors in privately issued mortgage-related securities have experienced. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.
Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for these securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Portfolio’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
The Portfolios may purchase privately issued mortgage-related securities that are originated, packaged and serviced by third party entities. Such third parties may have obligations to investors of mortgage-related securities under trust or other documents. For example, loan servicers may be liable to the holder of the mortgage-related securities for negligence or willful misconduct in carrying out their servicing duties. Similarly, loan originators/servicers may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security, which if untrue, may trigger an obligation of the originator/service or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Although trust and other documents may include protective provisions, investors in certain mortgage-related securities have had limited success in enforcing terms or such agreements against such third parties. In addition, such third parties may have had interests that are in conflict with those holders of the mortgage-related.
For example, to the extent third party entities are involved in litigation relating to the securities, actions may be taken by such third parties that are adverse to the interest of the holders of the mortgage-related securities, including the Portfolios, such as withholding proceeds due to holders of the mortgage-related securities, to cover legal or related costs. Any such action could result in losses to the Portfolios.

In addition, certain mortgage-related securities, which may include loans that originally qualified under standards established by government-sponsored entities (for example, certain REMICs that include Fannie Mae mortgages), are not considered as government securities for purposes of a Portfolio’s investment strategies or policies and may be subject to the same risks as privately-issued mortgage-related securities. There is no government or government-sponsored guarantee for such privately issued investments.
Adjustable Rate Mortgage Loans. Certain Portfolios may invest in adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.
Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.
Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.
There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London InterBank Offered Rate LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Portfolio’s portfolio and therefore in the net asset value of the Portfolio’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.
In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.
Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.
Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:
Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.
Interest Rate Sensitivity. If a Portfolio purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Portfolio. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Portfolio will receive when these amounts are reinvested.
Liquidity. The liquidity of certain mortgage-backed securities varies by type of security; at certain times a Portfolio may encounter difficulty in disposing of such investments. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that a Portfolio may be unable to sell a mortgage-backed security at a desirable time or at the value the Portfolio has placed on the investment.
Market Value. The market value of the Portfolio’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market values of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole may be adversely affected as well.
Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Portfolio’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.
Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Portfolios invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.
Recent Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase 1,000 shares of senior preferred stock with an initial liquidation preference of $1 billion and obtained warrants and options to for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a GSE in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. As of September 30, 2019, the maximum amount of Portfolioing under the SPAs was $113.9 billion and $140.2 billion for Fannie Mae and Freddie Mac, respectively, and will be reduced by any futures draws. In addition, under a letter agreement, the GSEs are required to pay the U.S. Treasury a quarterly dividend in any quarter where the capital reserves exceed $25 billion and $20 billion for Fannie Mae and Freddie Mac, respectively. The letter agreement also provides that, beginning September 30, 2019, the liquidation preference of the senior preferred stock will increase at the end of each fiscal quarter by an amount equal to the increase in the net worth until the liquidation preference has increased by $22 billion and $17 billion for Fannie Mae and Freddie Mac, respectively. As of September 30, 2019, the liquidation preference was $127.2 billion and $77.5 billion for Fannie Mae and Freddie Mac, respectively. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and MBS, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any MBS guaranteed by Freddie Mac and Fannie Mae, including any such MBS held by a Portfolio.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. The FHFA recently announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Senior Preferred Stock Purchase Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage backed securities. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Portfolio’s investments to lose value.

Risks Related to GSE Credit Risk Transfer Securities and GSE Credit-Linked Notes. GSE credit risk transfer securities are general obligations issued by a GSE and are unguaranteed and unsecured. GSE credit-linked notes are similar, except that the notes are issued by an SPV, rather than by a GSE, and the obligations of the SPV are collateralized by the note proceeds as invested by the SPV, which are invested in cash or short-term securities. Although both GSE credit risk transfer securities and GSE credit-linked notes are unguaranteed, obligations of an SPV are also not backstopped by the Department of Treasury or an obligation of a GSE
The risks associated with these investments are different than the risks associated with an investment in mortgage-backed securities issued by GSEs or a private issuer. For example, in the event of a default on the obligations to noteholders, noteholders such as the Portfolios have no recourse to the underlying mortgage loans. In addition, some or all of the mortgage default risk associated with the underlying mortgage loans is transferred to noteholders. As a result, there can be no assurance that losses will not occur on an investment in GSE credit risk transfer securities or GSE credit-linked notes and Portfolios investing in these instruments may be exposed to the risk of loss on their investment. In addition, these investments are subject to prepayment risk.
In the case of GSE credit-linked notes, if a GSE fails to make a premium or other required payment to the SPV, the SPV may be unable to pay a noteholder the entire amount of interest or principal payable to the noteholder. In the event of a default on the obligations to noteholders, the SPV’s principal and interest payment obligations to noteholders will be subordinated to the SPV’s credit protection payment obligations to the GSE. Payment of such amounts to noteholders depends on the cash available in the trust from the loan proceeds and the GSE’s premium payments.
Any income earned by the SPV on investments of loan proceeds is expected to be less than the interest payments amounts to be paid to noteholders of the GSE credit-linked notes and interest payments to noteholders will be reduced if the GSE fails to make premium payments to the SPV. An SPV’s investment of loan proceeds may also be concentrated in the securities of a few number of issuers. A noteholder bears any investment losses on the allocable portion of the loan proceeds.
An SPV that issues GSE credit-linked notes may fall within the definition of a “commodity pool” under the Commodity Exchange Act. Certain GSEs are not registered as commodity pool operators in reliance on CFTC no-action relief, subject to certain conditions similar to those under CFTC Rule 4.13(a)(3), which respect to the operation of the SPV. If the GSE or SPV fails to comply with such conditions, noteholders that are investment vehicles, such as the Portfolios, may need to register as a CPO, which could cause such a Portfolio to incur increased costs.
Municipal Securities
Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:
1.	bridges;
2.	highways;
3.	roads;
4.	schools;
5.	waterworks and sewer systems; and
6.	other utilities.
Other public purposes for which Municipal Securities may be issued include:
1.	refunding outstanding obligations;
2.	obtaining funds for general operating expenses; and
3.	obtaining funds to lend to other public institutions and facilities.
In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:
1.	water, sewage and solid waste facilities;
2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;
4.	qualified hazardous waste facilities;
5.	high-speed intercity rail facilities;
6.	government-owned airports, docks and wharves and mass transportation facilities;
7.	qualified mortgages;
8.	student loan and redevelopment bonds; and
9.	bonds used for certain organizations exempt from Federal income taxation.
Certain debt obligations known as “Industrial Development Bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:
1.	privately operated housing facilities;
2.	sports facilities;
3.	industrial parks;
4.	convention or trade show facilities;
5.	airport, mass transit, port or parking facilities;
6.	air or water pollution control facilities;
7.	sewage or solid waste disposal facilities; and
8.	facilities for water supply.
Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.
The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).
The Portfolios may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Portfolio that may purchase municipal bonds may purchase:
1.	Short-term tax-exempt General Obligations Notes;
2.	Tax Anticipation Notes;
3.	Bond Anticipation Notes;
4.	Revenue Anticipation Notes;
5.	Project Notes; and
6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.
There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:
1.	general money market conditions;
2.	coupon rate;
3.	the financial condition of the issuer;
4.	general conditions of the municipal bond market;
5.	the size of a particular offering;
6.	the maturity of the obligations; and
7.	the rating of the issue.
The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Portfolio, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Adviser will consider such an event in determining whether the Portfolio should continue to hold the obligations.
Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.
Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.
Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Portfolios invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.
Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities
Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.
Housing Authority Tax Risk. The exclusion from gross income for federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of federal law. These provisions of federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:
•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;
•	the value of the bonds may be reduced;
•	you and other Shareholders may be subject to unanticipated tax liabilities;
•	a Portfolio may be required to sell the bonds at the reduced value;
•	it may be an event of default under the applicable mortgage;
•	the holder may be permitted to accelerate payment of the bond; and
•	the issuer may be required to redeem the bond.
In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.
Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.
State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Portfolio’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code (the “UCC”)) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).
Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Portfolio’s Municipal Securities in the same manner. Given the recent bankruptcy-type proceedings by the Commonwealth of Puerto Rico, risks associated with municipal obligations are heightened.
New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Portfolios, and (ii) the value of the investment portfolios of the Portfolios.
Limitations on the Use of Municipal Securities. Certain Portfolios may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Portfolios may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will, to the same extent as interest on such Municipal Securities, be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Portfolios may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Portfolio in connection with the arrangement.
Each Portfolio will limit its investment in municipal leases to no more than 5% of its total assets.

The Core Bond Portfolio may only invest in municipal bonds rated in any of the four highest rating categories.
Options and Futures Transactions. A Portfolio may purchase and sell (a) exchange traded and over-the-counter (“OTC”) put and call options on securities, on indexes of securities and other types of instruments, and on futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures and (b) futures contracts on securities and other types of instruments and on indexes of securities and other types of instruments. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.
Subject to its investment objective and policies, a Portfolio may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance.
Options and futures contracts may be used to manage a Portfolio’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio’s overall strategy in a manner deemed appropriate by the Portfolio’s Adviser and consistent with the Portfolio’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio’s return. While the use of these instruments by a Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Portfolio’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Portfolio’s return. Certain strategies limit a Portfolio’s possibilities to realize gains, as well as its exposure to losses. A Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Portfolio’s turnover rate.
The Portfolios have filed a notice under the Commodity Exchange Act under Regulation 4.5 and are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Purchasing Put and Call Options. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Portfolio exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.
The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options on Securities. When a Portfolio writes a put option on a security, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Portfolio assumes the obligation to pay the strike price for the security underlying the option if the other party to the option chooses to exercise it. A Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Portfolio has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Portfolio will realize as profit the premium it received.
If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying security directly, however, because the premium received for writing the option should offset a portion of the decline.
Writing a call option obligates a Portfolio to sell or deliver the option’s underlying security in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
When a Portfolio writes an exchange traded put or call option on a security, it will be required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.
Certain Portfolios will usually sell covered call options or cash-secured put options on securities. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities. Alternatively, a Portfolio will segregate or earmark liquid assets (i) in an amount equal to the Fund’s obligation under the contract with respect to call options or (ii) an amount greater of the market value of the instrument underlying the option or the strike price of the contract with respect to call options. A call option is also covered if a Portfolio (i) acquires a call option on the same security with a strike price equal to or lower than the strike price of the written call or (ii) acquires a call option on the same security with a strike price higher than the strike price of the written call and segregates liquid assets in the amount equal to the difference between the strike rice of the two options. As the writer of a covered call option, the Portfolio foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Portfolio writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equity to the exercise price. Alternatively, a put option is covered if a Portfolio (i) acquires a put option on the same security with a strike price equal to or higher than the strike price of written put or (ii) acquires a put option on the same security with a strike price lower than the strike price of the written put and segregates liquid assets in the amount equal to the difference between the strike price of the two options. When the Portfolio writes cash-secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Portfolio could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Portfolio received when it wrote the option. While the Portfolio’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Portfolio risks a loss equal to the entire exercise price of the option minus the put premium.

Engaging in Straddles and Spreads. In a straddle transaction, a Portfolio either buys a call and a put or sells a call and a put on the same security. In a spread, a Portfolio purchases and sells a call or a put. A Portfolio will sell a straddle when the Portfolio’s Adviser believes the price of a security will be stable. The Portfolio will receive a premium on the sale of the put and the call. A spread permits a Portfolio to make a hedged investment that the price of a security will increase or decline.
Options on Indexes. Certain Portfolios may purchase and sell options on securities indexes and other types of indexes. Options on indexes are similar to options on securities, except that the exercise of index options may be settled by cash payments (or in some instances by a futures contract) and does not involve the actual purchase or sale of securities or the instruments in the index. In addition, these options are designed to reflect price fluctuations in a group of securities or instruments or segment of the securities’ or instruments’ market rather than price fluctuations in a single security or instrument. A Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio may not change as much as an index because a Portfolio’s investments generally will not match the composition of an index. Unlike call options on securities, index options are cash settled, or settled with a futures contract in some instances, rather than settled by delivery of the underlying index securities or instruments.
Certain Portfolios purchase and sell credit options which are options on indexes of derivative instruments such as credit default swap indexes. Like other index options, credit options can be cash settled or settled with a futures contract in some instances. In addition, credit options can also be settled in some instances by delivery of the underlying index instrument. Credit options may be used for a variety of purposes including hedging, risk management such as positioning a Portfolio for anticipated volatility or increasing income or gain to a Portfolio. There is no guarantee that the strategy of using options on indexes or credit options in particular will be successful.
Portfolios that sell (write) call and put options on indexes are required to segregate or earmark liquid assets in the amount equal to the market value of the obligation. Alternatively, written call options on indexes may be covered if a Portfolio (i) acquires a call option for the same securities indexes with a strike price equal to or lower than the strike price of the written call or (ii) acquired a call option on the same securities indexes with a strike price higher than the strike price of the written call and segregates liquid assets in an amount equal to the difference between the strike price of the two options. Written put options on indexes may be covered if a Portfolio (i) acquires a put option for the same securities indexes with a strike price equal to or higher than the strike price of the written put or (ii) acquires a put option on the same securities indexes with a strike price lower than the strike price of the written put and segregates liquid assets in the amount equal to the difference between the strike price of the two options.
For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Portfolio may incur additional losses if the counterparty is unable to perform.
Exchange-Traded and OTC Options. All options purchased or sold by a Portfolio will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Portfolio’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Portfolio as well as loss of the expected benefit of the transaction. Accordingly, these OTC options are subject to heightened credit risk, as well as liquidity and valuation risk depending upon the type of OTC options in which the Portfolio invests.
Each Portfolio will limit the writing of put and call options to 25% of its net assets; provided, however, that the foregoing restriction does not apply to the Global Allocation Portfolio and Income Builder Portfolio.
Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.
When a Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Portfolio’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Portfolio. For cash-settled futures, the Portfolio will segregate or earmark liquid assets in an amount equal to the mark-to-market value. For physically settled futures, the Portfolio generally will earmark or segregate liquid assets in an amount equal to the notional value. In calculating the segregation amount, netting of similar contracts is generally permitted. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. By setting aside assets equal only to its net obligation under cash-settled futures, a Portfolio will have the ability to have exposure to such instruments to a greater extent than if a Portfolio were required to set aside assets equal to the full notional value of such contracts. There is a possibility that earmarking and reservation of a large percentage of a Portfolio’s assets could impede portfolio management or a Portfolio’s ability to meet redemption requests or other current obligations.
The Portfolios only invest in futures contracts on securities to the extent they could invest in the underlying securities directly. Certain Portfolios may also invest in index futures where the underlying securities or instruments are not available for direct investments by the Portfolios.
Limitations on the Use of Futures Contracts. The Portfolios are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. In addition, none of the Portfolios will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Portfolio’s total assets; provided, however, that the foregoing restriction does not apply to the Global Allocation Portfolio and Income Builder Portfolio.
Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Portfolio’s cash balance. The notional values of the futures contracts and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Portfolio not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques involve leverage and thus present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Options and Futures Transactions
Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities or other index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities or other index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract. The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin.
Combined Positions. Certain Portfolios may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio’s current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities or instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Portfolio’s other investments.
Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)
Foreign Investment Risk. Certain Portfolios may buy and sell options on interest rate futures including global interest rate futures in which the reference interest rate is tied to currencies other than the U.S. dollar. Such investments are subject to additional risks including the risks associated with foreign investment and currency risk. See “Foreign Investments (including Foreign Currencies)” in this SAI.

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Portfolio’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.
Asset Coverage for Futures Contracts and Options Positions. A Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in an amount prescribed. For cash settled futures contracts and options on futures contracts, a Portfolio will segregate an amount equal to the mark-to-market value of the obligation. For physically settled futures contracts and options on futures contracts, a Portfolio will segregate an amount equal to the current notional value of the contract or underlying futures contracts as applicable. Netting is generally permitted of similar contracts. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Portfolio’s assets could impede portfolio management or a Portfolio’s ability to meet redemption requests or other current obligations. The Portfolios may also enter into off-setting transactions on futures contracts and options on futures in accordance with guidelines established by the SEC similar to the transactions as described above in “Selling (Writing) Put and Call Options on Securities.”
Real Estate Investment Trusts (“REITs”)
Certain of the Portfolios may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:
•	limited financial resources;
•	infrequent or limited trading; and
•	more abrupt or erratic price movements than larger company securities.
In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.
Recent Events Relating to the Overall Economy
The U.S. government, the Federal Reserve, the Treasury, the SEC, the FDIC and other governmental and regulatory bodies have taken actions to address the financial crisis. These actions included, in part, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010 and imposed a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed and final regulations by the SEC. Given the broad scope, sweeping nature and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Portfolios is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Portfolios. Furthermore, no assurance can be made that the U.S. government or a U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action, and the effect of such actions, if taken, cannot be known. However, current efforts by the U.S. Government to reduce the impact of regulation on the U.S. financial service industry could lead to the repeal of certain elements of the regulatory framework.
Repurchase Agreements
Repurchase agreements may be entered into with brokers, dealers or banks, or other entities that meet the Adviser’s credit guidelines. A Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers or other entities believed by the Adviser to be creditworthy. The Adviser may consider the collateral received and any applicable guarantees in making its determination. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Portfolio to the seller. The maximum maturity permitted for a non-“putable” repurchase agreement will be 190 days. The maximum notice period permitted for a “putable” or “open” repurchase agreement (i.e., where the Portfolio has a right to put the repurchase agreement to the counterparty or terminate the transaction at par plus accrued interest at a specified notice period) will be 190 days. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 190 days from the effective date of the repurchase agreement. In addition, the maturity of a “putable” or “open” repurchase agreement may be in excess of 190 days. A Portfolio will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Portfolio in each agreement plus accrued interest. The repurchase agreements further authorize the Portfolio to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.
All of the Portfolios that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act, which has the effect of enabling a Portfolio to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. Certain Portfolios may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Portfolio would look to the counterparty, and not the collateral, for determining such diversification.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Portfolio, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Portfolio.
Under existing guidance from the SEC, certain Portfolios may transfer uninvested cash balances into a joint account, along with cash of other Portfolios and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.
Reverse Repurchase Agreements
In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses for a Portfolio to be magnified. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Portfolio will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Portfolio will earmark and reserve Portfolio assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Portfolio is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1⁄3% of a Portfolio’s total assets, except as permitted by law.
Securities Lending
To generate additional income, certain Portfolios may lend up to 33 1⁄3% of such Portfolio’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. The Portfolios use Citibank, N.A. (“Citibank”) as their securities lending agent. Pursuant to a Third Party Securities Lending Rider to the Custody Agreement between JPMorgan Chase Bank, Citibank and the Portfolios (the “Third Party Securities Lending Rider”) approved by the Board of Trustees, Citibank compensates JPMorgan Chase Bank for certain custodial service provided by JPMorgan Chase Bank in connection with the Portfolios’ use of Citibank as securities lending agent.
Pursuant to the Global Securities Lending Agency Agreement approved by the Board of Trustees between Citibank and the Trust on behalf of the applicable Portfolios, severally and not jointly (the “Securities Lending Agency Agreement”), collateral for loans will consist only of cash. The Portfolios receive payments from the borrowers equivalent to the dividends and interest that would have been earned on the securities lent. For loans secured by cash, the Portfolios seek to earn interest on the investment of cash, collateral in investments permitted by the Securities lending Agency Agreement. Under the Securities Lending Agency Agreement, cash collateral may be invested in IM Shares of JPMorgan Prime Money Market Fund, JPMorgan U.S. Government Money Market Fund, and Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for non-U.S. securities) subject to certain de minimis amounts. Loans are subject to termination by a Portfolio or the borrower at any time, and are therefore not considered to be illiquid investments. A Portfolio does not have the right to vote proxies for securities on loan over a record date for such proxies. However, if the Portfolio’s Adviser has notice of the proxy in advance of the record date, a Portfolio’s Adviser may terminate a loan in advance of the record date if the Portfolio’s Adviser determines the vote is considered material with respect to an investment.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Portfolio’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Portfolio may use and a Portfolio may lend securities to only one or a small group of borrowers. In addition, loans may be made to affiliates of Citibank. Portfolios participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
To the extent that the value or return of a Portfolio’s investments of the cash collateral declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Portfolio may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Portfolio to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.
Short Selling
In short selling transactions, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Portfolio, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.
Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.
A Portfolio may not always be able to borrow a security it wants to sell short. A Portfolio also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Portfolio will fluctuate in response to movements in the market. Portfolio performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions. The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the Adviser to sell securities short on behalf of the Portfolio. For example, in September 2008, in response to spreading turmoil in the financial markets, the SEC temporarily banned short selling in the stocks of numerous financial services companies, and also promulgated new disclosure requirements with respect to short positions held by investment managers. The SEC’s temporary ban on short selling of such stocks has since expired, but should similar restrictions and/or additional disclosure requirements be promulgated, especially if market turmoil occurs, a Portfolio may be forced to cover short positions more quickly than otherwise intended and may suffer losses as a result. Such restrictions may also adversely affect the ability of a Portfolio (especially if a Portfolio utilizes short selling as a significant portion of its investment strategy) to execute its investment strategies generally.
Short sales also involve other costs. A Portfolio must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Portfolio may be required to pay a premium. A Portfolio also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Portfolio resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Portfolio may be required to pay in connection with the short sale. Until a Portfolio closes the short position, it will earmark and reserve Portfolio assets, in cash or liquid securities, in amount at least equal to the current market value of the securities sold short unless the Portfolio holds the securities sold short. Realized gains from short sales are typically treated as short-term gains/losses.
Certain of a Portfolio’s service providers may have agreed to waive fees and reimburse expenses to limit the Portfolio’s operating expenses in the amount and for the time period specified in the Portfolio’s prospectuses. The expense limitation does not include certain expenses including, to the extent indicated in the Portfolio’s prospectuses, dividend and interest expense on short sales. In calculating the interest expense on short sales for purposes of this exclusion, the Portfolio will recognize all economic elements of interest costs, including premium and discount adjustments.
Short-Term Funding Agreements
Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Portfolio makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Portfolio on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Portfolio to be illiquid investments.
Special Purpose Acquisition Companies
Certain Portfolios may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Portfolio’s ability to meet its investment objective. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
Structured Investments
A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, CDOs, credit linked notes, and participation notes and participatory notes. Additional information including risk information is included under Asset-Backed Securities.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.
Credit Linked Notes. Certain Portfolios may invest in structured instruments known as credit linked securities or credit linked notes (“CLNs”). CLNs are typically issued by a limited purpose trust or other vehicle (the “CLN trust”) that, in turn, invests in a derivative or a basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. Generally, investments in CLNs represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the CLN. However, these payments are conditioned on the CLN trust’s receipt of payments from, and the CLN trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the CLN trust invests. For example, the CLN trust may sell one or more credit default swaps, under which the CLN trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default were to occur, the stream of payments may stop and the CLN trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the CLN trust.
Certain Portfolios may enter into CLNs structured as “First-to-Default” CLNs. In a First-to-Default CLN, the CLN trust enters into a credit default swap on a portfolio of a specified number of individual securities pursuant to which the CLN trust sells protection to a counterparty. The CLN trust uses the proceeds of issuing investments in the CLN trust to purchase securities, which are selected by the counterparty and the total return of which is paid to the counterparty. Upon the occurrence of a default or credit event involving any one of the individual securities, the credit default swaps terminate and the Portfolio’s investment in the CLN trust is redeemed for an amount equal to “par” minus the amount paid to the counterparty under the credit default swap.
Certain Portfolios may also enter in CLNs to gain access to sovereign debt and securities in emerging market particularly in markets where the Portfolio is not able to purchase securities directly due to domicile restrictions or tax restrictions or tariffs. In such an instance, the issuer of the CLN may purchase the reference security directly and/or gain exposure through a credit default swap or other derivative.
A Portfolio’s investments in CLNs is subject to the risks associated with the underlying reference obligations and derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.
Equity-Linked Notes. Certain Portfolios may invest in structured investments known as equity-linked notes (“ELNs”). ELNs are hybrid derivative-type instruments that are designed to combine the characteristics of one or more reference securities (e.g., a single stock, a stock index or a basket of stocks (“underlying securities”)) and a related equity derivative. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and are designed to offer a return linked to the underlying securities within the ELN. ELNs can provide a Portfolio with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative.
Generally, when purchasing an ELN, a Portfolio pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Portfolio generally receives the par value of the note plus a return based on the appreciation of the underlying securities. If the underlying securities have depreciated in value or if their price fluctuates outside of a preset range, depending on the type of ELN in which the Portfolio invested, the Portfolio may receive only the principal amount of the note, or may lose the principal invested in the ELN entirely.
ELNs are available with an assortment of features, such as periodic coupon payments (e.g., monthly, quarterly or semiannually), varied participation rates (the rate at which a Portfolio participates in the appreciation of the underlying securities), limitations on the appreciation potential of the underlying securities by a maximum payment or call right, and different protection levels on a Portfolio’s principal investment. In addition, when the underlying securities are foreign securities or indices, an ELN may be priced with or without currency exposure. A Portfolio may engage in all types of ELNs, including those that: (1) provide for protection of the Portfolio’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Portfolio to the risk of loss of the Portfolio’s principal investment.
Investing in ELNs may be more costly to a Portfolio than if the Portfolio had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk and, as applicable, foreign securities and currency risk. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline.  In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities.

ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of these investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
If the ELN is held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of an ELN that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying equity security, but typically does not receive voting rights as it would if it directly owned the underlying equity security. In addition, there can be no assurance that there will be a trading market for an ELN or that the trading price of the ELN will equal the underlying value of the instruments that it seeks to replicate. Unlike a direct investment in equity securities, ELNs typically involve a term or expiration date, potentially increasing the Portfolio’s turnover rate, transaction costs and tax liability.
Participation Notes and Participatory Notes. Certain Portfolios may invest in instruments that have similar economic characteristics to equity securities, such as participation notes (also known as participatory notes (“P-notes”)) or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.
If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Portfolio’s turnover rate, transaction costs and tax liability.
Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Portfolio to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Portfolio to counterparty risk (and this risk may be amplified if the Portfolio purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.
Swaps and Related Swap Products
Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), CMBSs and indexes of CMBS (CMBX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).
A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. They may be bilaterally negotiated between the two parties (referred to as OTC swaps) or traded over an exchange. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.
The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Portfolio is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Portfolio, payments by the parties will be exchanged on a “net basis,” and a Portfolio will receive or pay, as the case may be, only the net amount of the two payments.
The amount of a Portfolio’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Portfolio’s potential loss if it sells a cap or collar. If a Portfolio buys a cap, floor or collar, however, the Portfolio’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.
The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Portfolio’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Portfolio will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Portfolio or that a Portfolio may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Portfolio. A Portfolio’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.
A Portfolio will earmark and reserve Portfolio assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Portfolio enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Portfolio’s accrued obligations under the swap agreement over the accrued amount a Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Portfolio’s accrued obligations under the agreement. A Portfolio will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Portfolio’s Adviser. If a counterparty defaults, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.
The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Portfolio’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a

Portfolio’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.
During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Portfolio will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Portfolio’s basis in the contract.
The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Portfolio may engage in such transactions.
Under the Dodd-Frank Act, certain swaps that were historically traded OTC must now be traded on an exchange or facility regulated by the CFTC and/or centrally cleared (central clearing interposes a central clearing house to each participant’s swap). Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity and transparency, but they do not make swap transactions risk free. Moving trading to an exchange type system may increase market transparency and liquidity but may require the Portfolios to incur increased expenses to access the same types of cleared and uncleared swaps. Moreover, depending on the size of a Portfolio and other factors the margin required in the clearinghouse rules and by a clearing member may be in excess of the collateral required to be posted by the Portfolio to support its obligations under a similar uncleared swap. But applicable regulators have also adopted rules imposing margin requirements, including minimums, on uncleared swaps, which may result in a Portfolio and its counterparties posting higher margin amounts for uncleared swaps as well. Recently adopted rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Swaps data reporting may result in greater marked transparency, but may subject a Portfolio to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected. Implementing these new exchange trading, central clearing, margin and data reporting regulations may increase Portfolio’s cost of hedging risk and, as a result, may affect returns to Portfolio investors.
The Core Bond Portfolio generally will limit its investments in swaps and related swap products to 25% of its total assets.
Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and credit default swap indices (“CDX”), which are contracts on baskets or indices of securities.
Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. In cases where a Portfolio is a seller of a CDS contract including a CDX contract, the Portfolio will segregate or earmark liquid assets equal the notional amount of the contract. Furthermore, a Portfolio will segregate or earmark liquid assets to cover any accrued payment obligations when it is the buyer of a CDS including CDX. In calculating the amount to be segregated for this purpose, the Portfolio is not considered to have an accrued payment obligation when it is the buyer of a CDS including a CDX when the contract is in a gain position as no additional amounts are owed to the counterparty. In cases where a Portfolio is a buyer of a CDS contract including a CDX contract, the Portfolio will segregate or earmark liquid assets equal to the mark-to-market value when the contract is in a loss position.
If a Portfolio is a seller of protection under a CDS contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.
If a Portfolio is a buyer of protection under a CDS contract, the Portfolio would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Portfolio.
The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Portfolio could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure the obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.
If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Portfolio may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Portfolio must terminate the existing CDS contract or enter into an offsetting trade. The Portfolio may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Portfolio. Furthermore, the cost of entering into an offsetting CDS position could cause the Portfolio to incur losses.
Under the Dodd-Frank Act, certain CDS indices are subject to mandatory central cleaning and exchange trading, which may reduce counterparty credit risk and increase liquidity compared to other credit default swaps or CDS indices transactions.
Synthetic Variable Rate Instruments
Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Portfolio’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Portfolio will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Portfolio will be that of holding a long-term bond.
Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Portfolio’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.
Treasury Receipts
A Portfolio may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury’s Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Trust Preferred Securities
Certain Portfolios may purchase trust preferred securities, also known as “trust preferreds,” which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to five years. Holders of trust preferred securities have limited voting rights to control the activities of the trust, and no voting rights with respect to the parent company.
U.S. Government Obligations
U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Portfolios may also invest in TIPS.
The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.
Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Portfolios must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolios may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.
The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the cost of certain kinds of debt.
In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the United States.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will earmark and reserve Portfolio assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Portfolio may be disadvantaged if the other party to the transaction defaults.
Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Portfolio’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Portfolio makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Portfolio’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Portfolio’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Portfolio.
Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Portfolio’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Portfolio will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Portfolio’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Portfolio from recovering the collateral or completing the transaction.
To the extent a Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.
Limitations on the use of when-issued securities and forward commitments. Because a Portfolio will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Portfolio’s liquidity and the ability of the Adviser to manage the Portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its total assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Portfolio’s total assets; provided, however, that the foregoing restriction does not apply to the Global Allocation Portfolio and Income Builder Portfolio. A Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

ADDITIONAL INFORMATION REGARDING PORTFOLIO INVESTMENT PRACTICES
Investments in the Asia Pacific Region
The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Portfolio.
Investments in the European Market
Some of the Portfolios may invest in securities in the European Market. A Portfolio’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. On January 31, 2020, the United Kingdom officially withdrew from the European Union. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the United Kingdom effectively remains in the European Union from an economic perspective but no longer has any political representation in the European Union parliament. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Investments in the Commonwealth of Puerto Rico
The Commonwealth of Puerto Rico is currently seeking bankruptcy-like protections from debt and in unfunded pension obligations. Puerto Rico’s debt restructuring petition was filed by Puerto Rico’s financial oversight board in the U.S. District Court in Puerto Rico on May 3, 2017, and was made under a U.S. Congressional rescue law known as the Puerto Rico Oversight Management, and Economic Stability Act (“PROMESA”). In addition, Hurricane Maria caused significant damage to Puerto Rico, which could have a long-lasting impact on Puerto Rico’s economy.
A Portfolio’s investments in municipal securities may be affected by political and economic developments within the applicable municipality and by the financial condition of the municipality. Certain of the issuers in which a Portfolio may invest have recently experienced, or may experience, significant financial difficulties. For example, Puerto Rico, in particular, has been experiencing significant financial difficulties and has entered bankruptcy-like proceedings. A default by issuers of Puerto Rico municipal securities on their obligations under securities held by a Portfolio may adversely affect the Portfolio and cause the Portfolio to lose the value of its investment in such securities.
An insolvent municipality may take steps to reorganize its debt, which might include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Portfolio’s investments in those securities. Pursuant to Chapter 9 of the U.S. Bankruptcy Code, certain municipalities that meet specific conditions may be provided protection from creditors while they develop and negotiate plans for reorganizing their debts. The U.S. Bankruptcy Code provides that individual U.S. states are not permitted to pass their own laws purporting to bind non-consenting creditors to a restructuring of a municipality’s indebtedness, and thus all such restructurings must be pursuant to Chapter 9 of the Bankruptcy Code.
Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or restructure their debt. In June 2016, the U.S. Supreme Court ruled that Puerto Rico legislation that would have allowed certain Puerto Rico public corporations to seek protection from creditors and to restructure their debt was unconstitutional. In the same month, the U.S. Congress passed the PROMESA, which established a federally-appointed fiscal oversight board (“Oversight Board”) to oversee Puerto Rico’s financial operations and possible debt restructuring. On May 3, 2017, the Oversight Board filed a debt restructuring petition in the U.S. District Court in Puerto Rico to seek bankruptcy-like protections from, at the time of the filing, approximately $74 billion in debt and approximately $48 billion in unfunded pension obligations. In addition to the debt restructuring petition filed on behalf of Puerto Rico, in May 2017, the Oversight Board separately filed debt restructuring petitions for certain Puerto Rico instrumentalities, including the Puerto Rico Highways and Transportation Authority, Puerto Rico Sales Tax Financing Corporation (“COFINA”), Puerto Rico Electric and Power Authority and Employee Retirement System. On February 4, 2019, the United District Court for the District of Puerto Rico approved a plan to restructure $17.6 billion of COFINA issued debt. There can be no assurances that these debt restructuring efforts will be effective. As of June 1, 2019, the mediation process and certain litigation is ongoing with respect to certain municipal securities issued by Puerto Rico and its political subdivisions, instrumentalities and authorities. It is not presently possible to predict the results of this mediation and litigation, but such outcomes will have a significant impact on bondholders of those municipal securities. Further legislation by the U.S. Congress, or actions by the oversight board established by PROMESA, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity or value of certain investments held by a Portfolio and could reduce a Portfolio’s performance.
Investments in the China Region
Investing in China, Hong Kong and Taiwan (collectively, “the China Region”) involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation: (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets, particularly in China; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on a Portfolio’s ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (1) the fact that China region companies, particularly those located in China, may be smaller, less seasoned and newly organized companies; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact (that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (s) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (t) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.
Investment in the China Region is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.
As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China’s 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong’s success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.
In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.
People’s Republic of China. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party.
China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.
Following years of steady growth, the pace of growth of China’s economy has relatively slowed, partly as a result of the government’s attempts to shift the economy away from export manufacturing and towards domestic consumption and to prevent the overheating of certain sectors. The slow down subjects China’s economy to significant risks, including economic, social and political risks. Additionally, China’s economy remains heavily dependent on exports. The imposition of tariffs or other trade barriers or a downturn in the economy of a significant trading partner could adversely impact Chinese companies. Over the long term, China’s major challenges include dealing with its aging infrastructure, worsening environmental conditions and rapidly widening urban and rural income gap.
As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Since the late 1970s, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, despite the expanding body of law in China, legal precedent and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.
Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, Hong Kong’s economy has entered a recession as a result of the current global economic crisis. Near term improvement in its economy appears unlikely.
Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. However, investing in Taiwan involves the possibility of the imposition of exchange controls, such as restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Although Taiwan has not yet suffered any major economic setbacks due to the current global economic crisis, it is possible its economy could still be impacted.
Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect. The Portfolios may invest in certain China A-Shares through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect Program (the “Programs”). The Programs are securities trading and clearing linked programs developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with an objective to achieve mutual stock market access between mainland China and Hong Kong. The Programs will allow foreign investors to trade certain SSE and SZSE listed China A-Shares through Hong Kong based brokers.
Trading through the Programs are subject to various risks described below, including liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk, counterparty risk and credit risk.
Securities purchased under each Program generally may not be sold, purchased or otherwise transferred other than through that Program in accordance with applicable rules. While each Program is not subject to individual investment quotas, daily investment quotas apply to all Program participants, which may restrict or preclude the Portfolio’s ability to purchase particular securities at a particular time. In addition, securities purchased through the Programs are subject to Chinese securities regulations that restrict the levels of foreign ownership in local securities which could require a Portfolio to sell securities if ownership of the securities exceeds applicable quotas. Furthermore, additional restrictions may preclude a Portfolio from being eligible to invest in certain securities traded through a Program. Because all trades in the Programs must be settled in Renminbi (“RMB”), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Trades through each Program are subject to certain requirements prior to trading which may limit the number of brokers that a Portfolio may use. This may affect the quality of execution received by a Portfolio. In addition, applicable laws may, under certain circumstances, require an investor to return profits obtained from the purchase and sale of shares.
The HKSCC provides clearing, settlement, nominee functions and other related services of the trades executed by Hong Kong market participants through an arrangement with ChinaClear. The People’s Republic of China (the “PRC”) regulations, which include certain restrictions on selling and buying, will apply to all market participants. In the case of a sale, brokers must have access to certain information about the transaction prior to execution. Because of the various requirements and restrictions applicable to the Programs, a Portfolio may not be able to purchase and/or dispose of holdings of China A-Shares in a timely manner.
A Portfolio will not benefit from access to local investor compensation funds, which are set up to protect against defaults of trades, when investing through each Program. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Portfolio will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Portfolio suffers losses resulting from the performance or insolvency of HKSCC.
The Shanghai-Hong Kong Stock Connect Program began operation in November 2014 and the Shenzhen-Hong Kong Stock Connect Program began operation in December 2016. The relevant regulations relating to the Programs are untested and subject to change. There is no certainty as to how they will be applied which could adversely affect a Portfolio. The Programs require use of new information technology systems which may be subject to operational risk due to its cross-border nature. If the relevant systems fail to function properly, trading in the Shanghai and Shenzhen markets through the Programs could be disrupted.

As in other emerging and less developed markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities in China. Consequently the applicable courts may consider that any nominee or custodian as registered holder of securities would have full ownership thereof and that a beneficial owner may have no rights whatsoever in respect thereof and may be limited in its ability to pursue claims against the issuer of a security. Additionally, the securities that a Portfolio may invest in through the Programs may present illiquidity and price volatility concerns and difficulty in determining market valuations of securities due to limited public information on issuers. Such securities may also be subject to limited regulatory oversight and an increased risk of being delisted or suspended. Suspensions or delistings may become widespread, and the length of suspension may be significant and difficult to predict.
The Programs utilize an omnibus clearing structure, and a Portfolio’s shares will be registered in its custodian’s, sub-custodian’s or clearing broker’s name on the HKSCC system and in HKSCC’s name on the ChinaClear system. This may limit a Portfolio’s adviser’s or sub-adviser’s ability to effectively manage a Portfolio, and may expose a Portfolio to the credit risk of its custodian or sub-custodian or to greater risk of expropriation.
Similarly, HKSCC would be responsible for the exercise of shareholder rights with respect to corporate actions (including all dividends, rights issues, merger proposals or other shareholder votes). While HKSCC may provide investors with the opportunity to provide voting instructions, investors may not have sufficient time or the opportunity to consider proposals or provide instructions.
Investments in the Programs may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by a broker. In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants will be limited to assisting clearing participants with claims. While it is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear, there can be no assurances that it will do so, or that it will be successful in doing so. In this event, the Portfolio may not fully recover its losses and the process could be delayed.
The Programs will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in each applicable market are open on the corresponding settlement days and the Portfolios will only trade through each Program on days that they are open. There may be occasions when it is a normal trading day for the PRC market but the Portfolio cannot carry out any China A-Shares trading. A Portfolio may be subject to risks of price fluctuations in China A-Shares during the time when each Program is not trading as a result. Additionally, different fees and costs are imposed on foreign investors acquiring China A-Shares acquired through the Programs, and these fees and costs may be higher than comparable fees and costs imposed on owners of other securities providing similar investment exposure. There is uncertainty of whether and how certain gains on PRC securities will to be taxed, the possibility of the rules being changed and the possibility of taxes being applied retrospectively. Consequently, investors may be advantaged or disadvantaged depending upon the final outcome of how such gains will be taxed and when they subscribed and/or redeemed their shares.
Because the Programs are relatively new, the actual effect on the market for trading China A-Shares with the introduction of large numbers of foreign investors is unknown. The Programs are subject to regulations promulgated by regulatory authorities for the applicable exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the exchanges will continue to support the Programs in the future.
China Interbank Bond Market. The China Interbank Bond Market (“CIBM”) is an OTC market established in 1997, and accounts for approximately 90% of outstanding bond values of the total trading volume in the People’s Republic of China (“PRC”). On CIBM, domestic institutional investors and certain foreign institutional investors can trade, on a one-to-one quote-driven basis, sovereign bonds, government bonds, corporate bonds, bond repos, bond lending, bills issued by the People’s Bank of China (“PBOC”) and other financial debt instruments. CIBM is regulated and supervised by the PBOC. The PBOC is responsible for, among others, promulgating the applicable CIBM listing, trading and operating rules, and supervising the market operators of CIBM. CIBM provides for two trading models: (i) bilateral negotiation and (ii) “click-and-deal.” The China Foreign Exchange Trading System (“CFETS”) is the unified trading platform for CIBM, on which all products are traded through independent bilateral negotiation on a transaction by transaction basis. A market-making mechanism has also been introduced to improve market liquidity and enhance efficiency with respect to trading on CIBM.

Once a transaction is agreed, the parties will, in accordance with the terms of the transaction, promptly send instructions for the delivery of bonds and funds. Parties are required to have sufficient bonds and funds for delivery on the agreed delivery date. China Central Depository & Clearing Co., Ltd (“CCDC”) will deliver bonds according to the instructions sent by the parties. Clearing banks will handle the transfer of funds and settlement of the payments of the bonds on behalf of the parties.
Certain Portfolios, including JPMorgan Insurance Trust Global Allocation Portfolio, may invest in certain Chinese fixed income products traded on the CIBM through the “Mutual Bond Market Access between Mainland China and Hong Kong” (“Bond Connect”) program. The Bond Connect program is a new initiative launched in July 2017 established by CFETS, CCDC, Shanghai Clearing House (“SHCH”), and Hong Kong Exchanges and Clearing Limited (“HKEx”) and Central Moneymarkets Unit (“CMU”) of the Hong Kong Monetary Authority (“HKMA”) to facilitate investors from Mainland China and Hong Kong to trade in each other’s bond markets through connection between the Mainland China and Hong Kong financial institutions.
Under the prevailing PRC regulations, eligible foreign investors are allowed to invest in the bonds available on the CIBM through the northbound trading of Bond Connect (“Northbound Trading Link”). There is no investment quota for the Northbound Trading Link. Under the Northbound Trading Link, eligible foreign investors are required to appoint the CFETS or other institutions recognized by the PBOC as registration agents to apply for registration with the PBOC.
The Northbound Trading Link refers to the trading platform that is located outside of Mainland China and is connected to CFETS for eligible foreign investors to submit their trade requests for bonds circulated in the CIBM through Bond Connect. HKEx and CFETS will work together with offshore electronic bond trading platforms to provide electronic trading services and platforms to allow direct trading between eligible foreign investors and approved onshore dealers in Mainland China through CFETS.
Eligible foreign investors may submit trade requests for bonds circulated in the CIBM through the Northbound Trading Link provided by offshore electronic bond trading platforms, which will in turn transmit their requests for quotation to CFETS. CFETS will send the requests for quotation to a number of approved onshore dealers (including market makers and others engaged in the market making business) in Mainland China. The approved onshore dealers will respond to the requests for quotation via CFETS, and CFETS will send its responses to those eligible foreign investors through the same offshore electronic bond trading platforms. Once the eligible foreign investor accepts the quotation, the trade is concluded on CFETS.
On the other hand, the settlement and custody of bond securities traded in the CIBM under Bond Connect are conducted through the settlement and custody link between the CMU, as an offshore custody agent, and the CCDC and the SHCH, as onshore custodian and clearing institutions in Mainland China. Under this settlement and custody link, CCDC or the SHCH will effect gross settlement of confirmed trades onshore and the CMU will process bond settlement instructions from the CMU members on behalf of eligible foreign investors in accordance with its relevant rules.
Pursuant to the prevailing regulations in Mainland China, the CMU, being the offshore custody agent recognized by the HKMA, opens omnibus nominee accounts with the onshore custody agent recognized by the PBOC (i.e., the CCDC and Interbank Clearing Company Limited). All bonds traded by eligible foreign investors will be registered in the name of the CMU, which will hold such bonds as a nominee owner.
A Portolio’s investments in bonds through Bond Connect will be subject to a number of additional risks and restrictions that may affect the Fund’s investments and returns. Bond Connect is relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to Bond Connect (the “Applicable Bond Connect Regulations”) as published or applied by any of Bond Connect Authorities (as defined below) are untested and are subject to change from time to time. There can be no assurance that Bond Connect will not be restricted, suspended or abolished. If such event occurs, a Portfolio’s ability to invest in the CIBM through Bond Connect will be adversely affected. “Bond Connect Authorities” refers to the exchanges, trading systems, settlement systems, governmental, regulatory or tax bodies which provide services and/or regulate Bond Connect and activities relating to Bond Connect, including, without limitation, the PBOC, the HKMA, the HKEx, the CFETS, the CMU, the CCDC and the SHCH and any other regulator, agency or authority with jurisdiction, authority or responsibility in respect of Bond Connect.

Hedging activities under Bond Connect are subject to the Applicable Bond Connect Regulations and any prevailing market practice. There is no guarantee that a Portfolio will be able to carry out hedging transactions at terms which are satisfactory to the investment manager of the Fund and to the best interest of the Fund. A Portfolio may also be required to unwind its hedge in unfavorable market conditions.
Potential lack of liquidity due to low trading volume of certain fixed income securities in the CIBM may result in prices of certain fixed income securities traded on such market fluctuating significantly, which may expose a Portfolio to liquidity risks. In addition, the fixed income securities traded in the CIBM may be difficult or impossible to sell, and this would affect a Portfolio’s ability to acquire or dispose of such securities at their intrinsic value.
Although delivery-versus-payment (“DVP”) settlement (e.g., simultaneous delivery of security and payment) is the dominant settlement method adopted by CCDC and SHCH for all bond transactions in the CIBM, there is no assurance that settlement risks can be eliminated. In addition, DVP settlement practices in the PRC may differ from practices in developed markets. In particular, such settlement may not be instantaneous and be subject to a delay of a period of hours. Where the counterparty does not perform its obligations under a transaction or there is otherwise a failure due to CCDC or SHCH (as applicable), a Portfolio may sustain losses.
It is contemplated that the mainland Chinese authorities will reserve the right to suspend Northbound trading of Bond Connect, if necessary for ensuring an orderly and fair market and that risks are managed prudently. The relevant PRC government authority may also impose “circuit breakers” and other measures to halt or suspend Northbound trading. Where a suspension in the Northbound trading through Bond Connect is effected, a Portfolio’s ability to access the CIBM bond market will be adversely affected.
Under the prevailing Applicable Bond Connect Regulations, eligible foreign investors who wish to participate in Bond Connect may do so through an onshore settlement agent, offshore custody agent, registration agent or other third parties (as the case may be), who would be responsible for making the relevant filings and account opening with the relevant authorities. A Portfolio is therefore subject to the risk of default or errors on the part of such agents.
Trading through Bond Connect is performed through newly developed trading platforms and operational systems. There is no assurance that such systems will function properly (in particular, under extreme market conditions) or will continue to be adapted to changes and developments in the market. In the event that the relevant systems fails to function properly, trading through Bond Connect may be disrupted. A Portfolio’s ability to trade through Bond Connect (and hence to pursue its investment strategy) may therefore be adversely affected. In addition, where a Portfolio invests in the CIBM through Bond Connect, it may be subject to risks of delays inherent in the order placing and/or settlement.
For a Portfolio’s investment under Bond Connect, although there is no quota restriction under the Applicable Bond Connect Regulations, relevant information about the Portfolio’s investments needs to be filed with PBOC and an updating filing may be required if there is any significant change to the filed information. It cannot be predicted whether PBOC will make any comments on or require any changes with respect to such information for the purpose of filing. If so required, a Portfolio will need to follow PBOC instructions and make the relevant changes accordingly, which, may not be in the best interests of the Portfolio and the Portfolio’s investors from a commercial perspective.
The CMU is the “nominee holder” of the bonds acquired by a Portfolio through Bond Connect. Although the Applicable Bond Connect Regulations expressly provide that investors enjoy the rights and interests of the bonds acquired through Bond Connect in accordance with applicable laws, how a beneficial owner (such as a Portfolio) of the relevant bonds exercises and enforces its rights over such securities in the courts in China is yet to be tested. Even if the concept of beneficial ownership is recognized under Chinese law, those securities may form part of the pool of assets of such nominee holder, which may be available for distribution to creditors upon liquidation of such nominee holder, and accordingly a beneficial owner may have no rights whatsoever in respect thereof.
Northbound trading through Bond Connect is able to be undertaken on days upon which the CIBM is open to trade, regardless of whether they are a public holiday in the domicile of a Portfolio. Accordingly, it is possible that bonds traded through Bond Connect may be subject to fluctuation at times when a Portfolio is unable to buy or sell bonds, as its globally-based intermediaries are not available to assist with trades. Accordingly, this may cause a Portfolio to be unable to realize gains, avoid losses or to benefit from an opportunity to invest in mainland CIBM bonds at an attractive price.

CIBM bonds under Northbound Trading of Bond Connect will be traded and settled in RMB. If a Portfolio issues classes denominated in a currency other than RMB, the Portfolio will be exposed to currency risk if the Portfolio invests in a RMB product due to the need for the conversion of the currency into RMB. A Portfolio will also incur currency conversion costs. Even if the price of the RMB asset remains the same when a Portfolio purchases and redeems, the Portfolio will still incur a loss when it converts the redemption proceeds into local currency if RMB has depreciated. Also, as a Portfolio may either settle CIBM bonds using offshore RMB (“CNH”) or by converting offshore currency into onshore RMB (“CNY”), any divergence between CNH and CNY may adversely impact investors.
Under prevailing principles of the PRC Corporate Income Tax Law (“CIT Law”) and relevant regulations, non-PRC tax resident enterprises deriving China source interest and capital gains are subject to PRC Corporate Income Tax (“CIT”) withholding of 10%, subject to any reduction or exemption under an applicable CIT Law, regulation (such as the CIT exemption for interest derived from qualified government bonds) or double taxation treaty or arrangement.
The Ministry of Finance and the State Administration of Taxation issued a circular that grants a three year exemption from CIT and value-added tax applicable to interest derived from China onshore bond markets (including CIBM) by foreign institutional investors (such as a Fund). This exemption applies from November 7, 2018 to November 6, 2021. The PRC tax authorities have not issued any guidance on the applicable PRC tax treatment after the expiry of the three year exemption.
Investments in India
Securities of many issuers in the Indian market may be less liquid and more volatile than securities of comparable domestic issuers, but may offer the potential for higher returns over the long term. Indian securities will generally be denominated in foreign currency, mainly the rupee. Accordingly, the value of the Portfolio will fluctuate depending on the rate of exchange between the U.S. dollar and such foreign currency. India has less developed clearance and settlement procedures, and there have been times when settlements have been unable to keep pace with the volume of securities and have been significantly delayed. The Indian stock exchanges have in the past been subject to closure, broker defaults and broker strikes, and there can be no certainty that this will not recur. In addition, significant delays are common in registering transfers of securities and the Portfolio may be unable to sell securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.
The value of investments in Indian securities may also be affected by political and economic developments, social, religious or regional tensions, changes in government regulation and government intervention, high rates of inflation or interest rates and withholding tax affecting India. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in North America. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.
Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In addition, the availability of financial instruments with exposure to Indian financial markets may be substantially limited by the restrictions on Foreign Institutional Investors (“FIIs”). Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. JPMIM is a registered FII. FIIs are required to observe certain investment restrictions which may limit the Portfolio’s ability to invest in issuers or to fully pursue its investment objective. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes.
India’s guidelines under which foreign investors may invest in Indian securities are new and evolving. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for a Portfolio to implement investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent that a Portfolio invests in other countries. Recently, certain policies have served to restrict foreign investment, and such policies may have the effect of reducing demand for such investments.
India may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that restrictions on repatriation of a Portfolio’s income, gains or initial capital from India will not occur.

A high proportion of the shares of many issuers in India may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which a Portfolio has invested could dilute the earnings per share of a Portfolio’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, a Portfolio’s investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in India are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in India may also affect a Portfolio’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, India’s securities markets are susceptible to being influenced by large investors trading significant blocks of securities.
India’s stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in India is comparatively underdeveloped. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the United States and other more developed securities markets.
Political and economic structures in India are undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of the United States. The risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in India and the availability of additional investments. The laws in India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts in India than it is in the United States. Monsoons and natural disasters also can affect the value of investments.
Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and consequently, adversely affect the Portfolio’s investments.
A Portfolio may use P-notes. Indian-based brokerages may buy Indian-based securities and then issue P-notes to foreign investors. Any dividends or capital gains collected from the underlying securities may be remitted to the foreign investors. However, unlike ADRs, notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the Indian-based brokerage’s) ability to meet its obligations.
Investments in Japan
The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
Investments in the Middle East and Africa
Certain countries in the region are in early stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers may be fewer in number and less well capitalized than brokers in more developed regions. Certain economies in the region depend to a significant degree upon exports of commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, certain governments in the region have exercised substantial influence over the private sector, including ownership or control of companies. Governmental actions in the future could have a significant economic impact. Certain countries in the region may be affected by political instability, armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Such developments could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by a Portfolio. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar, which, if abandoned, could cause sudden and significant currency adjustments, which could impact a Portfolio’s investment returns in those countries. The legal systems, and the unpredictability thereof, in certain countries in the region also may have an adverse impact on a Portfolio and may expose the Portfolio to significant or unlimited liabilities. Investment in certain countries in the region by a Portfolio may be restricted or prohibited under applicable regulation, and a Portfolio, as a foreign investor, may be required to obtain approvals and may have to invest on less advantageous terms (including price) than nationals. A Portfolio’s investments in securities of a country in the region may be subject to economic sanctions or other government restrictions, which may negatively impact the value or liquidity of the Portfolio’s investments. Investments in the region may adversely impact the operations of a Portfolio through the delay of the Portfolio’s ability to exercise its rights as a security holder. Substantial limitations may exist in the region with respect to the Portfolio’s ability to repatriate investment income, capital gains or its investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by a Portfolio and subject to the limitations on illiquid investments.
Saudi Arabia. To the extent a Portfolio invests in securities issued by Saudi Arabian issuers, the Portfolio may be subject to the risk of investing in those issuers. Saudi Arabian issuers may be impacted by the Saudi Arabian economy, which is significantly tied to petroleum exports. As a result, a reduction in petroleum exports with key partners or in petroleum prices could have an overall impact on the Saudi Arabian economy. The Saudi Arabian economy also relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
Although liberalization in the wider Saudi Arabian economy is underway, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Political instability in Saudi Arabia or instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by, among other things: military developments; government interventions in the marketplace; terrorism; extremist attitudes; attempted social or political reforms; religious differences; and other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence the government of Saudi Arabia’s policies regarding foreign investment. In addition, certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer that operates in, or has dealings with, such countries. A Portfolio, as an investor in such issuers, will be indirectly subject to those risks. A Portfolio is also subject to the risk of expropriation or nationalization of assets and property or the risk of restrictions on foreign investments and repatriation of capital.
The ability of foreign investors, including the Portfolios, to invest in Saudi Arabian issuers is relatively new and untested, and such ability may be revoked or restricted by the government of Saudi Arabia in the future, which may materially affect a Portfolio. A Portfolio may be unable to obtain or maintain the required licenses, which would affect the Portfolio’s ability to buy and sell securities at full value. Additionally, a Portfolio’s ownership of any single issuer listed on the Saudi Arabian Stock Exchange may be limited by the Saudi Arabia Capital Market Authority (“CMA”). Major disruptions or regulatory changes may occur in the Saudi Arabian market, which could negatively impact the Portfolios.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets, which may adversely affect the pricing of these securities and a Portfolio’s ability to sell these securities in the future. Current regulations in the Saudi Arabian securities markets may require a Portfolio to execute trades of securities through a single broker. As a result, the investment adviser will have less flexibility to choose among brokers on behalf of a Portfolio than is typically the case for investment managers.

A Portfolio’s ability to achieve its investment objective depends on the ability of the investment adviser to maintain its status as a Qualified Foreign Investor (“QFI”) with the CMA and the Portfolio as a client of a QFI who has been approved by the CMA (“QFI Client”). Even if a Portfolio obtains QFI Client status, the Portfolio may not have an exclusive investment quota and will be subject to foreign investment limitations and other regulations imposed by the CMA on QFIs and QFI Clients (individually and in the aggregate), as well as local market participants. QFI regulations and local market infrastructure are relatively new and have not been tested and the CMA may discontinue the QFI regime at any time. Any change in the QFI system generally, including the possibility of the investment adviser or a Portfolio losing its QFI or QFI Client status, respectively, may adversely affect the Portfolio.
A Portfolio is required to use a trading account to buy and sell securities in Saudi Arabia. This trading account can be held directly with a broker or a custodian. Under the Independent Custody Model (“ICM”), securities are under the control of the custodian and would be recoverable in the event of the bankruptcy of the custodian. When a Portfolio utilizes the ICM approach, the Portfolio relies on a broker standing instruction letter to authorize the Portfolio’s sub-custodian to move securities to a trading account for settlement based on the details supplied by the broker. The risk of a fraudulent or erroneous transaction through the ICM approach is mitigated by the short trading hours in Saudi Arabia, a manual pre-matching process conducted by the custodian, which validates a Portfolio’s settlement instructions with the local broker contract note, and the transaction report from the depository. When a Portfolio utilizes a direct broker trading account, the account is set up in the Portfolio’s name and the assets are likely to be separated from any other accounts at the broker. However, if the broker defaults, there may be a delay to recovering the Portfolio’s assets that are held in the broker account and legal proceedings may need to be initiated in order to do so.
Investments in Latin America
As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks. Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions and political instability in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a Portfolio invests and, therefore, the value of a Portfolio’s shares.
Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for certain Portfolios to engage in foreign currency transactions designed to protect the value of the Portfolios’ interests in securities denominated in such currencies.
International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence certain Latin American economies. Because commodities such as oil, gas, minerals and metals represent a significant percentage of the region’s exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many of these countries can experience significant volatility.
Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market. Latin American economies that depend on foreign credit and loans could fall into recession because of tighter international credit supplies in a global economic crisis.
Substantial limitations may exist in certain countries with respect to a Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.
Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a Portfolio’s investments in Latin America generally or in specific countries participating in such trade agreements.
For certain countries in Latin America, political risks have created significant uncertainty in financial markets and may further limit the economic recovery in the region. For example, in Mexico, uncertainty regarding the status of NAFTA or its recently negotiated successor – the United States-Mexico-Canada Agreement – may have a significant and adverse impact on Mexico’s economic outlook and the value of a fund’s investments in Mexico. Additionally, recent political and social unrest in Venezuela has resulted in a massive disruption in the Venezuelan economy, including a deep recession and near hyperinflation.
Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
Investments in Russia
Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.
Over the past century, Russia has experienced political, social and economic turbulence and has endured decades of communist rule under which the property of tens of millions of its citizens was collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have not been successful. In this environment, there is the risk that the Russian government will alter its political and economic policies in ways that would be detrimental to the interests of foreign investors.
Recently, the Russian government has asserted its regional geopolitical influence, including through military measures, which has increased tensions both with Russia’s neighbors and with other countries. The resulting imposition of sanctions by the United States and the European Union has contributed to the slowing of the Russian economy, as have falling commodity prices and the collapse in the value of Russian exports. Additionally, the conflict has caused capital flight, loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has helped stoke inflation. Further possible actions by Russia, including restricting gas exports to Ukraine and countries downstream, or provoking another military conflict elsewhere, could lead to greater adverse impact for the Russian economy.
Many of Russia’s businesses have failed to mobilize the available factors of production because the country’s privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will be enforced inconsistently or in an arbitrary manner or the exorbitant taxes will be imposed.
Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards that apply to companies operating in Russia, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Stocks of Russian companies also may experience greater price volatility than stocks of U.S. companies.
Settlement, clearing and registration of securities transactions in Russia are subject to additional risks because of the recent formation of the Russian securities market, the underdeveloped state of the banking and telecommunications systems, and the overall legal and regulatory framework. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision nor were they licensed with any governmental entity, thereby increasing the risk that a Portfolio could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Portfolio suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Portfolio to enforce its rights or otherwise remedy the loss.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. The recent fall in the price of commodities, which in turn pushed the whole economy into recession, has demonstrated the sensitivity of the Russian economy to such price volatility. In the near term, the ongoing European sovereign debt crisis, a continued slowdown in China, and persistent low growth in the global economy may continue to result in low prices for Russian exports such as oil and gas, which could limit Russia’s economic growth. Over the long-term, Russia faces challenges including a shrinking workforce, high levels of corruption, difficulty in accessing capital for smaller, non-energy companies, and poor infrastructure in need of large investments.
Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. Recently, the Russian ruble has been subject to significant devaluation pressure as a result of the imposition of sanctions by the United States and the European Union and the decline in commodity prices and the value of Russian export. Although the Russian Central Bank has spent a significant amount of its foreign exchange reserves in an attempt to maintain the ruble’s value, there is a risk of significant future devaluation. In addition, there is a risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. These risks may cause flight from the ruble into U.S. dollars and other currencies.
The United States may impose economic sanctions against companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, if imposed, could impair a Portfolio’s ability to invest in securities it views as attractive investment opportunities. For example, a Portfolio may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Portfolio to freeze its existing investments in Russian companies, prohibiting the Portfolio from selling or otherwise transacting in these investments. This could impact a Portfolio’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions.
Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
RISK MANAGEMENT
Each Portfolio may employ non-hedging risk management techniques. Risk management strategies are used to keep the Portfolios fully invested and to reduce the transaction costs associated with cash flows into and out of a Portfolio. The Portfolios use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.
Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Portfolio to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques involve leverage and thus, present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.
LIQUIDITY RISK MANAGEMENT PROGRAM
The Portfolios have adopted a Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Risk Management Rule”). As required by the Liquidity Risk Management Rule, the Portfolios limit Illiquid Investments that are assets to 15% of the Portfolio’s net assets (“Illiquid Limit”) and report to the Board and SEC within specified time periods of a Portfolio exceeding its 15% Illiquid Limit. “Illiquid Investments” are defined as any investment the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. For purposes of determining compliance with the Illiquid Limit, only Illiquid Investments that have positive values are used in the numerator, and Illiquid Investments with negative values should not be netted against Illiquid Investments with positive values.
RISK RELATED TO MANAGEMENT OF CERTAIN SIMILAR FUNDS
The name, investment objective and policies of certain Portfolios are similar to other funds advised by the adviser or its affiliates. However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other of the funds.
DIVERSIFICATION
The Portfolios are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of its assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Portfolio’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer be unable to make interest or principal payments or should the market value of such securities decline.
Regardless of whether a Portfolio is diversified under the 1940 Act, all of the Portfolios will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See “Distributions and Tax Matters.”

INVESTMENT POLICIES
The following investment policies have been adopted by the Trust with respect to the applicable Portfolios. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of a Portfolio, as such term is defined in “Additional Information” below. All other investment policies of a Portfolio (including its investment objectives) are non-fundamental, unless otherwise designated in the Portfolio’s Prospectus or herein, and may be changed by the Trustees of the Portfolio without shareholder approval.
Except for each of the restrictions on borrowings set forth in the fundamental investment policies below, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Portfolio will not be considered a violation. If the value of the Portfolio’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Adviser will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to the fundamental investment policy on borrowing, the 1940 Act generally limits a Portfolio’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” above, in addition to temporary borrowing, a Portfolio may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Portfolio and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Portfolio shall, within three days (not including Sundays or holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Portfolio may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act (as interpreted based upon no-action letters and other pronouncements of the staff of the SEC). Under current pronouncements, certain Portfolio positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Portfolio maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a “senior security” if a Portfolio takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.
For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.
In addition, certain Portfolios have an 80% investment policy which is described in such Portfolio’s Prospectuses. In calculating assets for purposes of each Portfolio’s 80% investment policy, assets are net assets plus the amount of borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval. However, each Portfolio will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.
For Global Allocation Portfolio, for purposes of fundamental investment policies regarding industry concentration, The Portfolio may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).
Fundamental Investment Policies
Each Portfolio (except for the Global Allocation Portfolio, Income Builder Portfolio and Small Cap Core Portfolio) may not:
1.	Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Portfolio’s assets. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer.
Each Portfolio (except for the Global Allocation Portfolio and Income Builder Portfolio) may not:
1.	Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
2.	(i) Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or (ii) operate as a commodity pool, in each case, as interpreted or modified by regulatory authority having jurisdiction, from time to time.
3.	Purchase or sell real estate (however, each Portfolio may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
4.	Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the SEC.
Each Portfolio (except for the Global Allocation Portfolio) may not:
1.	Underwrite the securities of other issuers except to the extent that a Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
Each Portfolio (except for the Global Allocation Portfolio, Income Builder Portfolio and Small Cap Core Portfolio) may not:
1.	Purchase participations or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Portfolios in marketable securities of companies engaged in such activities are not hereby precluded).
2.	Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.
3.	Purchase securities on margin or sell securities short.
4.	Make loans, except that a Portfolio may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.
The Global Allocation Portfolio and Income Builder Portfolio:
1.	May make loans to other persons, in accordance with a Portfolio’s investment objective and policies and to the extent permitted by applicable law.
The Income Builder Portfolio:
1.	May not purchase the securities of any issuer if such purchase would not be consistent with the maintenance of a Portfolio’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;
2.	May not purchase the securities of any issuer if, as a result, more than 25% of a Portfolio’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;
3.	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;
4.	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;
5.	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Portfolio from investing in securities issued by companies in an industry or group of industries in the real estate sector; and
6.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time.
The Global Allocation Portfolio:
1.	May not issue senior securities, except as permitted by the 1940 Act or any rule, order or interpretation thereunder;
2.	May not borrow money, except to the extent permitted by applicable law;
3.	May not purchase any security which would cause the Portfolio to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;
4.	May not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act, as amended;
5.	May purchase and sell commodities to the maximum extent permitted by applicable law; and
6.	May not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (a) issued by companies that invest, deal or otherwise engage in transactions in real estate, or (b) backed by real estate or interests in real estate.
The Small Cap Core Portfolio:
1.	May make loans to other persons in accordance with the Portfolio’s investment objectives and policies and to the extent permitted by applicable law.
2.	May not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Portfolio’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
Non-Fundamental Investment Policies
The following investment policies are non-fundamental and therefore can be changed by the Board of Trustees without prior shareholder approval.
1.	The Small Cap Core Portfolio may not make short sales of securities other than short sales “against the box,” maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and relation options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio. The Small Cap Core Portfolio does not currently intend to make short sales against the box. This restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

2	The Income Builder Portfolio and Small Cap Core Portfolio may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.
3.	The Small Cap Core Portfolio may not purchase or sell interest in oil, gas or mineral leases.
4.	The Small Cap Core Portfolio may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.
Certain Portfolios also have the following non-fundamental investment policies which may be changed by the Board of Trustees. If the Board would change these policies, shareholders would be provided at least 60 days prior written notice of the change.
1.	Under normal circumstances, the U.S. Equity Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes.
2.	Under normal circumstances, at least 80% of the Mid Cap Value Portfolio’s Assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible to common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes.
3.	Under normal circumstances, the Small Cap Core Portfolio invests at least 80% of its Assets in equity securities of small-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes.
PORTFOLIO TURNOVER
The table below sets forth the Portfolios' portfolio turnover rate (excluding short sales) for the two most recently completed fiscal years:
	Fiscal Year Ended December 31,
Portfolio	2018	2019
Core Bond Portfolio	20%	20%
Global Allocation Portfolio[1]	110%	98%
Income Builder Portfolio	68%	51%
Mid Cap Value Portfolio	13%	10%
Small Cap Core Portfolio	59%	83%
U.S. Equity Portfolio	95%	69%
[1]	The portfolio turnover rate for the Global Allocation Portfolio, including short sales transactions, was 141% during the fiscal year ended 12/31/18 and 116% during the fiscal year ended 12/31/19. Portfolio turnover may vary greatly from year to year as well as within a particular year.
DISTRIBUTIONS AND TAX MATTERS
Set forth below is a discussion of certain U.S. federal income tax consequences relating to the ownership of shares in the Portfolios by life insurance company separate accounts for the purpose of funding variable annuity contracts or variable life insurance policies (“variable insurance contracts”). This discussion does not purport to be complete or to deal with all aspects of federal income taxation. It deals only with the status of the Portfolios as regulated investment companies under Subchapter M of the Code, Section 817(h) of the Code, the regulations promulgated thereunder, published rulings and court decisions, all as in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor with regard to the federal, state, local and foreign tax aspects of an investment in a Portfolio.
The discussion below is generally based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts or qualified retirement plans. If this is not the case, the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions, and on the proceeds of any redemption of Portfolio shares, under the Code. In addition, the below discussion of the federal income tax treatment of the Portfolios assumes all the insurance company accounts holding shares of a Portfolio are segregated asset accounts underlying variable contracts as defined in Section 817(h) of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

For information concerning the federal income tax consequences to a holder of a variable insurance contract, refer to the prospectus or other documents for the particular contract. Because insurance companies (and certain other investors) will be the only shareholders of the Portfolio, no attempt is made here to describe the tax aspects of a direct investment by a contract holder in such Portfolio.
Each Portfolio intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. If a Portfolio so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its net investment income and its net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses). In order to qualify as a regulated investment company, each Portfolio must, among other things:
(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b)	diversify its holdings so that at the end of each quarter of the Portfolio’s taxable year (i) at least 50% of the market value of each of the Portfolio’s total assets consists of cash or cash items, U. S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Portfolio’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets is invested (x) in the securities of any one issuer (other than those of the U.S. government or other regulated investment companies) or of any one issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year. These requirements may limit the range of the Portfolio’s investments.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (“QPTP”) (defined as a partnership in which (x) interests are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from QPTPs is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Portfolio’s assets. Certain of the Portfolio’s investments in MLPs may qualify as qualified publicly traded partnerships and, therefore, the extent to which a Portfolio can invest in MLPs is limited by the Portfolio’s intention to qualify as a regulated investment company under the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.
For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also, for purposes of the diversification test in (b) above, identification of the issuer (or in some cases, issuers) of certain Portfolio investments will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Portfolio’s ability to meet the diversification test in (b) above.
If the Portfolio qualifies as a regulated investment company that is accorded special tax treatment, the Portfolio will not be subject to federal income tax on income distributed in a timely manner to its shareholders. Each Portfolio intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts.
If a Portfolio were to fail to qualify as a regulated investment company accorded special tax treatment for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described above, with the result that the variable insurance contracts supported by that account would no longer be eligible for tax deferral. All distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolios. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified.
Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable insurance contracts. Because Section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% of its total assets may be represented by any two investments, no more than 80% of its total assets may be represented by any three investments, and no more than 90% of its total assets may be represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, and securities of other regulated investment companies. Failure by a Portfolio to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. This liability would generally arise prior to the receipt of payments under the contract. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.
Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. Each Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of such Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of such Portfolio.
The IRS has indicated that a degree of investor control over the investment options underlying variable insurance contracts may interfere with the tax-deferred treatment described above. The Treasury Department has issued rulings addressing the circumstances in which a variable insurance contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holder’s control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. It is possible that some of the Portfolios may be more specific in focus than the investment strategies described in certain IRS rulings in which “the ability to choose among broad investment strategies such as stocks, bonds, or money market instruments,” was held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. However, in most, although not necessarily all circumstances, the Portfolios are not materially narrower in focus than the investment strategies described in more recent IRS rulings in which strategies, such as large company stocks, international stocks, small company stocks, mortgage-based securities, telecommunications stocks and financial services stocks, were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. Current published IRS guidance does not directly speak to the strategies such as those reflected in the Portfolios, described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as the Portfolios, and such guidance could affect the treatment of the Portfolios described herein, including retroactively.
In the event that additional rules or regulations are adopted, there can be no assurance that the Portfolios will be able to operate as currently described, or that such Portfolio will not have to change its investment objective or investment policies. Each Portfolio’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable insurance contract owners to be considered the owners of the shares of the Portfolio.
Variable insurance contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59½, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Holders of a variable insurance contract should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.
Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that own shares of the Portfolios, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.
Some amounts received by a Portfolio with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, a Portfolio will likely realize taxable income in excess of economic gain with respect to that asset (or if the Portfolio does not dispose of the MLP, the Portfolio will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Portfolio must take such income into account in determining whether the Portfolio has satisfied its distribution requirements. A Portfolio may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Portfolio to sell securities or borrow money at such time.
Some of the Portfolios may invest in REITs, including those that may hold residual interests in REMICs and equity interests in REITs constituting or owning taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued but may apply retroactively, a portion of a Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or its equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to current federal income tax in all events, i.e., notwithstanding deferral provisions or an exemption from tax generally available under the provisions applicable to life insurance company separate accounts or qualified retirement plans, respectively. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as each of the

Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP equity interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of the Portfolio’s excess income inclusion, as described below. The Portfolios do not intend to invest directly in residual interests in REMICs or equity interests in TMPs or to invest in REITs in which a substantial portion of the assets will consist of such interests.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax in such income, and (iii) in the case of a life insurance company separate account funding a variable contract, cannot be offset by an adjustment to the reserves and thus is not eligible for tax deferral.
As of December 31, 2019, the following Portfolios have net capital loss carryforwards (amount in thousands):
	Capital Loss Carryforward Character
Portfolio	Short-Term	Long-Term
Core Bond Portfolio	$141	$ 32
Income Builder Portfolio	39	155
NET ASSET VALUE
Shares are sold at NAV per share. Shares are also redeemed at NAV. Each class of shares in each Portfolio has a different NAV. This is primarily because each class has class specific expenses such as distribution and shareholder servicing fees.
The NAV per share of a class of a Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Portfolios in valuing their assets.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Portfolio’s NAV is calculated, may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation determinations may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolios are valued. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. The Portfolios have implemented fair value pricing on a daily basis for all equity securities other than Americas equity securities. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Portfolios are closed.
Shares of exchange-traded funds (ETFs) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their NAVs.

Fixed income securities are valued using market quotations supplied by approved independent third party pricing services, affiliated pricing services or broker/dealers. In determining security prices, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. Commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Portfolio’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
Certain fixed income securities and swaps may be valued using market quotations or valuations provided by pricing services affiliated with the Adviser. Valuations received by the Portfolios from affiliated pricing services are the same as those provided to other affiliated and unaffiliated entities by these affiliated pricing services.
With respect to all Portfolios, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with policies and procedures (“Policies”) established by and under the supervision and responsibility of the Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist the Board of Trustees in its oversight of the valuation of the Portfolios’ securities and delegated to JPMIM, a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (the “Administrator” or “JPMIM”), the responsibility for implementing day-to-day operational aspects of the valuation process. The Administrator has created the J.P. Morgan Asset Management (“JPMAM”) Americas Valuation Committee (“VC”) to oversee and carry out the Policies for the valuation of investments held in the Portfolios. The VC is comprised of senior representatives from J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”), JPMAM Legal, Compliance and Risk Management and the Portfolios’ Chief Compliance Officer. The Portfolios’ Administrator has established a Valuation Committee (“VC”) to (1) make fair value determinations in certain predetermined situations as outlined in the procedures approved by the Board of Trustees and (2) provide recommendations to the Board of Trustees Audit and Valuation Committee in other situations. The VC includes senior representatives from the Portfolios’ management as well as the Portfolios’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Portfolio’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the VC believes that market quotations do not accurately reflect the value of a security.

From time to time, there may be errors in the calculation of the NAV of a Portfolio or the processing of purchases and redemptions. Shareholders will generally not be notified of the occurrence of an error or the resolution thereof.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Shares of the Portfolios are sold continuously to insurance company separate accounts. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days when:
1.	Trading on the New York Stock Exchange (NYSE) is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption request by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible plan within seven days after the Portfolio’s receipt of the redemption order.
Dividends
All dividends are distributed to separate accounts on an annual basis and will ordinarily be automatically reinvested in Portfolio Shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash.

MANAGEMENT OF THE TRUST
Trustees
The names of the Trustees of the Portfolios, together with information regarding their year of birth, the year each Trustee became a Board member of the Trust, the year each Trustee first became a Board member of any of the heritage J.P. Morgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.
Name (Year of Birth); Positions With the Portfolios Since	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
John F. Finn (1947); Chair since 2020; Trustee of the Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974–present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007–present); Trustee, Columbus Association for the Performing Arts (1988– present); Director, Cardinal Health, Inc. (CAH) (1994–2014).
Stephen P. Fisher (1959); Trustee of the Trust since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Name (Year of Birth); Positions With the Portfolios Since	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Kathleen M. Gallagher (1958); Trustee of the Trust since 2018.	Retired; Chief Investment Officer – Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Global Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).
Dennis P. Harrington (1950); Trustee of the Trust since 2017.	Retired; Partner, Deloitte LLP (serving in various roles 1984– 2012).	127	None.
Frankie D. Hughes (1952); Trustee of the Trust since 2008.	President, Ashland Hughes Properties (property management) (2014–present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993– 2014).	127	None.

Name (Year of Birth); Positions With the Portfolios Since	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Raymond Kanner (1953); Trustee of the Trust since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007–2016).	127	Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).
Peter C. Marshall (1942); Trustee of the Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002– present).	127	None.
Mary E. Martinez (1960); Trustee of the Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010– present); Managing Director, Bank of America (asset management) (2007– 2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003–2007); President, Excelsior Funds (registered investment companies) (2004–2005).	127	None.
Marilyn McCoy (1948); Trustee of the Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, Administration and Planning, Northwestern University (1985– present).	127	None.

Name (Year of Birth); Positions With the Portfolios Since	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex
Mitchell M. Merin (1953); Trustee of the Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (serving in various roles 1981-2006).	127	Director, Sun Life Financial (SLF) (financial services and insurance) (2007–2013).
Dr. Robert A. Oden, Jr. (1946); Trustee of the Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002–2010); President, Kenyon College (1995–2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Vice Chair, Dartmouth Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999– 2014).
Marian U. Pardo (1946); Trustee of the Trust since February 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007– present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003–2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006–present).
(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (127 J.P. Morgan Funds).
Each Trustee may serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trust.
Qualifications of Trustees
The Governance Committee and the Board consider the experience, qualifications, attributes, and skills of each Trustee to determine whether the person should serve as a Trustee of the Trust. The Governance Committee and the Board consider the commitment that each Trustee has demonstrated in serving on the Board, including the significant time each Trustee devotes to preparing for meetings and active engagement and participation at Board meetings. The Governance Committee and the Board consider the character of each Trustee and each Trustee’s commitment to executing his or her duties as a trustee with diligence, honesty and integrity. The Governance Committee and the Board consider the contributions that each Trustee makes to the Board in terms of experience, leadership, independence and the ability to work effectively and collaboratively with other Board members.
The Governance Committee also considers each Trustee’s significant and relevant experience and knowledge with respect to registered investment companies and asset management, including the additional experience that each of the Trustees has gained as a result of his or her service on the J.P. Morgan Funds Board. Additionally, the Governance Committee and the Board consider each Trustee’s experience with respect to reviewing the Portfolios’ agreements with service providers, including the Portfolios’ investment advisers, custodian, and fund accountant.

The Governance Committee and the Board consider the experience and contribution of each Trustee in the context of the Board’s leadership and committee structure. The Board has six committees including: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Money Market and Alternative Products Committee, and the Fixed Income Committee. Each Trustee, except the Chairman of the Board, serves on one of the Board’s investment committees allowing the Board to effectively evaluate information for the Portfolios in the complex in a focused and disciplined manner.
The Governance Committee also considers the operational efficiencies achieved by having a single Board for the Funds and the other registered investment companies overseen by the Advisers and its affiliates, as well as the extensive experience of certain Trustees in serving on Boards for registered investment companies advised by subsidiaries or affiliates of JPMorgan Chase & Co. and/or Bank One Corporation (known as “heritage J.P. Morgan Funds” or “heritage One Group Mutual Funds”).
In reaching its conclusion that each Trustee should serve as a Trustee of the Trust, the Board also considered the following additional specific qualifications, contributions and experience of the following Trustees:
John F. Finn. Mr. Finn has served as the Chair of the Board since January 2020 and is also Chair of the Governance Committee. He has served as a member of the J.P. Morgan Funds Board since 2005 and previously was a member of the heritage One Group Mutual Funds Board since 1998. Mr. Finn is the Chairman at Gardner, Inc., a supply chain management company that serves industrial and consumer markets. Mr. Finn has experience with board functions through his current positions as a Director for Greif, Inc. (industrial package products and services) and as a Trustee for Columbus Association for the Performing Arts and through his prior position as a Director for Cardinal Health, Inc., which he held from 1994 to 2014. Until June 2014, Mr. Finn was the head of the J.P. Morgan Funds Board’s Strategic Planning Working Group, comprised of Independent Trustees, which worked with the administrator to the Trust on initiatives related to efficiency and effectiveness of Board materials and meetings.
Stephen P. Fisher. Mr. Fisher has served on the J.P. Morgan Funds Board since 2018. Mr. Fisher is a member of the Compliance Committee and the Equity Committee. He retired after a 30-year career in the investment management industry, including most recently serving as President of New York Life Investment Management LLC (NYLIM) and the MainStay Funds group. In addition, until his retirement, he served as Chairman of NYLIM Service Company LLC (a transfer agent), Chairman and CEO of NYLIFE Distributor LLC (a registered broker-dealer) and Chairman of IndexIQ Advisors LLC (an investment adviser for the IndexIQ ETFs). As President of NYLIM, Mr. Fisher oversaw all operational aspects of NYLIM’s mutual fund and ETF clients, which included functioning as a liaison to the boards of the funds. Prior to his retirement, Mr. Fisher was involved in governance matters at NYLIM, including serving on the NYLIM Investment Governance Committee, the NYLIM Risk Steering Committee and the NYLIM Compliance Committee.
Kathleen M. Gallagher. Ms. Gallagher has served on the J.P. Morgan Funds Board since 2018. Ms. Gallagher is a member of the Fixed Income Committee and the Audit and Valuation Committee. She retired after a 30-year career in the finance industry, including most recently as the Chief Investment Officer – Benefit Plans at Ford Motor Company (Ford), where she led Ford’s global pension de-risking investment strategy. In addition, Ms. Gallagher served as the Director of Global Risk Management, Corporate Treasury at Ford and as the Vice President of Finance at Ford Australia. During Ms. Gallagher’s career at Ford, she gained experience managing investment management and service provider relationships, and she frequently worked with Ford’s Board of Directors to recommend investment strategies and review performance.
Dennis P. Harrington. Mr. Harrington has served on the J.P. Morgan Funds Board since 2017. Mr. Harrington is Chair of the Audit and Valuation Committee and a member of the Equity Committee. He retired after a 40-year career in public accounting with Deloitte LLP, including service as the Global Lead Client Service Partner for major financial service company clients. Mr. Harrington has extensive experience servicing banking, securities, asset management and insurance clients, including serving as the engagement partner on mutual fund companies.
Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

Frankie D. Hughes. Ms. Hughes has served on the J.P. Morgan Funds Board since 2008. Ms. Hughes is a member of the Compliance Committee and the Equity Committee. Ms. Hughes has experience in the asset management industry, previously serving as President and Chief Investment Officer of Hughes Capital Management, Inc. from 1993-2014. Ms. Hughes is currently the President of Ashland Hughes Properties, a property management company, and she has held such position since 2014.
Raymond Kanner. Mr. Kanner has served on the J.P. Morgan Funds Board since 2017. Mr. Kanner is Chair of the Equity Committee and a member of the Audit and Valuation Committee. Mr. Kanner retired after a 31-year career in the finance industry including most recently as the Chief Investment Officer for the IBM Retirement Funds. He started his career with IBM in 1978, joined IBM’s Credit Corporation in 1985 and moved to the Retirement Funds in 1993. During his career at IBM, Mr. Kanner gained experience overseeing substantial investments in all asset classes, including equities, fixed income and alternatives. Since his retirement and until 2017, he served as the Acting Executive Director of the Committee on Investment of Employee Benefit Assets (CIEBA). He previously served as a director of an emerging markets equity fund, and as an advisory board member to Betterment for Business and to BlueStar Indexes. He currently serves as an advisory board member for State Street Global Advisors’ Global Fiduciary Solutions business and for Los Angeles Capital. Mr. Kanner served as a member of the Compliance Committee and the Money Markets and Alternative Products Committee until December 31, 2018.
A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense.
Peter C. Marshall. Mr. Marshall has served on the J.P. Morgan Funds Board since 2005 and previously was the Chair of the heritage One Group Mutual Funds Board, and served as a member of such Board since 1985. Mr. Marshall is a member of the Money Market and Alternative Products Committee and the Compliance Committee. Mr. Marshall has worked as a business consultant since 2002 and prior to that he served as President at DCI Marketing, Inc. from 1992 to 2000, and as Senior Vice President at W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc. from 2000 to 2002).
Mary E. Martinez. Ms. Martinez has served on the J.P. Morgan Funds Board since January 2013. Ms. Martinez is Chair of the Money Market and Alternative Products Committee and a member of the Governance Committee. She has over 25 years of experience in asset management, wealth management and private banking services. She served as Managing Director of Asset Management at Bank of America (which acquired U.S. Trust Company (“U.S. Trust”) in 2007). Ms. Martinez served in various roles at U.S. Trust, including President of the Excelsior Funds, member of U.S. Trust’s Executive Management Committee, Chief Executive Officer and President of U.S. Trust Private Bank, and Chief Operating Officer of Asset Management where she had responsibility for product development, management, infrastructure and operating oversight. Prior to that she was Head of Products/Services/Strategic-Planning-Alternative & Asset/Wealth Management at Bessemer Trust Company and a member of their Executive Management Committee. Ms. Martinez is a real estate investor/adviser and a Realtor Associate with Special Properties, a Christie’s International Real Estate Affiliate.
Marilyn McCoy. Ms. McCoy has served on the J.P. Morgan Funds Board since 2005 and previously was a member of the heritage One Group Mutual Funds Board since 1999. She has served on the boards of the Pegasus Funds and the Prairie Funds. Ms. McCoy is a member of the Money Market and Alternative Products Committee and the Governance Committee. Ms. McCoy has served as the Vice President of Administration and Planning at Northwestern University for over 30 years, where she manages strategic planning, program review, institutional research, executive level searches, and other programs and initiatives. Ms. McCoy also oversees Northwestern University’s Board of Trustees function and supports the University’s President and Office.
Mitchell M. Merin. Mr. Merin has served on the J.P. Morgan Funds Board since January 2013. Mr. Merin is Chair of the Fixed Income Committee and a member of the Governance Committee. He retired after a 30-year career in the securities and asset management business, holding senior executive positions at firms that ranked among the world’s largest. At the time of his retirement in 2005, Mr. Merin led Morgan Stanley Investment Management (MSIM), where he spearheaded the successful combination of four formerly independent investment management companies into a single, integrated investment management business. During his time at MSIM, Mr. Merin also served as a director or trustee of a number of registered investment companies for which MSIM acted as investment manager or investment advisor. This included serving as President of The Morgan Stanley Funds Complex (198 Funds), and as President of The Van Kampen Funds Complex (85 funds). He was also Chairman and CEO of Morgan

Stanley Investment Advisors, Inc., Van Kampen Advisors, Inc. and Morgan Stanley Trust, Inc. Mr. Merin has held leadership positions within the investment company industry, including serving as a member of the Executive Committee of the Board of Governors of the Investment Company Institute (ICI) and the Chair of the Fixed Income Securities and Investment Company Committees of NASDR. Since his retirement in 2005, he has been a director of both public and private companies. He served on the board of Sun Life Financial, chairing the Governance, Nominating and Investment Oversight Committee.
Dr. Robert A. Oden Jr. Dr. Oden has served on the J.P. Morgan Funds Board since 2005 and previously was a member of the heritage One Group Mutual Funds Board since 1997. Dr. Oden is a member of the Fixed Income Committee and the Governance Committee. He retired after a long career in the education industry, previously serving as the President of Carleton College from 2002 to 2010 and as the President of Kenyon College from 1995 to 2002. Prior to that, Dr. Oden was the Headmaster of the Hotchkiss School from 1989 to 1995 and a Professor at Dartmouth College from 1975 to 1989. Dr. Oden currently serves as a Trustee of Trout Unlimited, a Trustee and Vice Chair of the American Museum of Fly Fishing and as Vice Chair of Dartmouth-Hitchcock Medical Center, and he previously served as a Trustee of American University in Cairo.
Marian U. Pardo. Ms. Pardo has served on the J.P. Morgan Funds Board since February 2013. Ms. Pardo is Chair of the Compliance Committee and a member of the Fixed Income Committee. Ms. Pardo has been in the financial services industry since 1968 with experience in investment management, banking and lending. She is a Managing Director and founder of Virtual Capital Management LLC, an investment consulting firm. She has extensive experience with respect to portfolio management, the J.P. Morgan Funds’ investment advisory business, and banking and investment management and previously served as a portfolio manager for equity funds across the capitalization spectrum.
In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.
Board Leadership Structure and Oversight
The Board has structured itself in a manner that allows it to effectively perform its oversight function. The Chair of the Board is an Independent Trustee, which allows him to carry out his leadership duties as Chair with objectivity.
In addition, the Board has adopted a committee structure that allows it to effectively perform its oversight function for all of the Portfolios in the complex. As described under “Qualifications of Trustees” and “Standing Committees,” the Board has six committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Fixed Income Committee and the Money Market Funds and Alternative Products Committee. The Board has determined that the leadership and committee structure is appropriate for the Portfolios and allows the Board to effectively and efficiently evaluate issues that impact the J.P. Morgan Funds as a whole as well as issues that are unique to each Portfolio.
The Board and the Committees take an active role in overseeing the risks associated with registered investment companies, including investment risk, compliance and valuation. In addition, the Board receives regular reports from the Chief Compliance Officer (“CCO”), the Adviser, the Administrator and the internal audit department of JPMorgan Chase & Co. The Board also receives periodic reports from the Chief Risk Officer of Investment Management Americas and Alternatives of J.P. Morgan Asset Management1 (“JPMAM”) including reports concerning operational controls that are designed to address market risk, credit risk, and liquidity risk among others. The Board also receives regular reports from personnel responsible for JPMAM’s business resiliency and disaster recovery.
In addition, the Board, the Equity Committee, the Fixed Income Committee and the Money Markets and Alternative Products Committee meet regularly with representatives of the Adviser and an independent consultant to review and evaluate the ongoing performance of the Portfolios. Each of these three Committees reports these reviews to the full Board. The Audit and Valuation Committee is responsible for

[1]	J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc.

oversight of the performance of the Portfolios’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Portfolios’ securities by the Adviser, overseeing the quality and objectivity of the Portfolios’ independent audit and the financial statements of the Portfolios, and acting as a liaison between the Portfolios’ independent registered public accounting firm and the full Board. The Compliance Committee is responsible for oversight of the Portfolios’ compliance with legal, regulatory and contractual requirements and compliance with policy and procedures. The Governance Committee is responsible for, among other things, oversight of matters relating to the Portfolios’ corporate governance obligations and risk management processes, Portfolio service providers and litigation. At each quarterly meeting, each of the Governance Committee, the Audit and Valuation Committee and the Compliance Committee report their committee proceedings to the full Board. This Committee structure allows the Board to efficiently evaluate a large amount of material and effectively fulfill its oversight function. Annually, the Board considers the efficiency of this committee structure. Additional information about each of the Committees is included below in “Standing Committees.”
Standing Committees. The Board of Trustees has six standing committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, the Equity Committee, the Fixed Income Committee and the Money Market and Alternative Products Committee. The members of each Committee are set forth below:
Name of Committee	Members	Committee Chair
Audit and Valuation Committee	Mr. Harrington	Mr. Harrington
Ms. Gallagher
Mr. Kanner
Compliance Committee	Ms. Pardo	Ms. Pardo
Mr. Fisher
Ms. Hughes
Mr. Marshall
Governance Committee	Mr. Finn	Mr. Finn
Ms. Martinez
Ms. McCoy
Mr. Merin
Dr. Oden
Equity Committee	Mr. Kanner	Mr. Kanner
Mr. Fisher
Mr. Harrington
Ms. Hughes
Fixed Income Committee	Mr. Merin	Mr. Merin
Ms. Gallagher
Dr. Oden
Ms. Pardo
Money Market and Alternative Products Committee	Ms. Martinez	Ms. Martinez
Mr. Marshall
Ms. McCoy
Audit and Valuation Committee. The purposes of the Audit and Valuation Committee are to: (i) appoint and determine compensation of the Portfolios’ independent accountants; (ii) evaluate the independence of the Portfolios’ independent accountants; (iii) oversee the performance of the Portfolios’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Portfolios’ securities by the Administrator, Adviser and any sub-adviser, as applicable; (vi) oversee the quality and objectivity of the Portfolios’ independent audit and the financial statements of the Portfolios; and (vii) act as a liaison between the Portfolios’ independent registered public accounting firm and the full Board. The Audit and Valuation Committee has delegated responsibilities to the Chair of the Committee or any designated member of the Committee to respond to inquiries on valuation matters and that occur between meetings of the Committee when the Portfolios’ valuation procedures or law require Board or Committee action, but it is impracticable or impossible to hold a meeting of the entire Board or Committee. The Audit and Valuation Committee met four times during the fiscal year ended December 31, 2019.

Compliance Committee. The primary purposes of the Compliance Committee are to (i) oversee the Portfolios’ compliance with legal and regulatory and contractual requirements and the Portfolios’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Portfolios’ Chief Compliance Officer. The Compliance Committee met four times during the fiscal year ended December 31, 2019.
Governance Committee. The members of the Governance Committee are each Independent Trustees of the J.P. Morgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the Independent Trustees; (iii) establishment of Independent Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMorgan Trust II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the Independent Trustees and legal counsel to the Portfolios; (vii) oversight of ongoing litigation affecting the Portfolios, the Adviser or the Independent Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Portfolios (except financial matters considered by the Audit Committee); and (ix) oversight and review of matters with respect to service providers to the Portfolios (except the Portfolios’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the J.P. Morgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate, including the Mutual Fund Director Forum. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. The Governance Committee met four times during the fiscal year ended December 31, 2019.
Equity Committee, Fixed Income Committee and Money Market and Alternative Products Committee. Each member of the Board, other than Mr. Finn, serves on one of the following committees, which are divided by asset type: the Equity Committee, the Fixed Income Committee or the Money Market Alternative Products Committee. The function of the Committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Portfolios, as well as any sub-adviser to the Portfolios. The primary purposes of each Committee are to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Portfolios designated for review by each Committee; and (ii) review and make recommendations to the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Portfolios or for new portfolios. The full Board may delegate to the applicable Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the Committees receives reports concerning investment management topics, concerns or exceptions with respect to particular Portfolios that the Committee is assigned to oversee, and works to facilitate the understanding by the Board of particular issues related to investment management of Portfolios reviewed by the applicable committee, and works to facilitate the understanding by the applicable Committee and the Board of particular issues related to investment management of the Portfolios reviewed by the Committee. The Equity Committee met five times, the Fixed Income Committee met six times and the Money Market and Alternative Products Committee met seven times during the fiscal year ended December 31, 2019.

Ownership of Securities. As of December 31, 2019, none of the Trustees beneficially owned any equity securities of the Trust which are held exclusively through insurance company separate accounts. All of the Trustees have a beneficial interest in shares of the Fund Complex, either directly or through participation in the Fund Complex’s Deferred Compensation Plans.
Name of Trustee	Dollar Range of Equity Securities in the Portfolios of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by the Trustee in the Family of Investment Companies(1),(2)
John F. Finn	None	Over $100,000
Stephen P. Fisher	None	Over $100,000
Kathleen M. Gallagher	None	Over $100,000
Dennis P. Harrington	None	Over $100,000
Frankie D. Hughes	None	Over $100,000
Raymond Kanner	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez	None	Over $100,000
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo	None	Over $100,000
(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (127 J.P. Morgan Funds).
(2)	For Mses. Gallagher and McCoy and Messrs. Finn, Fisher, Harrington, Kanner, Marshall and Oden, these amounts include deferred compensation balances, as of December 31, 2019, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees.
As of December 31, 2019, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMorgan Distribution Services, Inc. (“JPMDS”) or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.
Trustee Compensation. For the year ended December 31, 2019, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual base fee of $375,000 (with the new Trustees receiving a pro rata portion of the base fee depending on when each became a Trustee). Effective January 1, 2020, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual based fee of $395,000. Committee chairs who are not already receiving an additional fee are each paid $50,000 annually in addition to their base fee. In addition, the Funds pay the Chairman $225,000 annually and reimburse expenses of the Chairman in the amount of $4,000 per month. The Chairman receives no additional compensation for service as committee chair.
Trustee aggregate compensation paid by the Trust and J.P. Morgan Funds Complex for the calendar year ended December 31, 2019 is set forth below:
Aggregate Trustee Compensation Paid by the Portfolios
Name of Trustee	Core Bond Portfolio	Global Allocation Portfolio	Income Builder Portfolio	Mid Cap Value Portfolio	Small Cap Core Portfolio
Independent Trustees
John F. Finn	$2,007	$1,945	$1,943	$2,046	$1,969
Stephen P. Fisher	1,983	1,939	1,937	2,011	1,956
Kathleen M. Gallagher	1,983	1,939	1,937	2,011	1,956
Dr. Matthew Goldstein[4]	2,092	1,967	1,963	2,170	2,016
Dennis P. Harrington	2,007	1,945	1,943	2,046	1,969
Frankie D. Hughes	1,983	1,939	1,937	2,011	1,956
Raymond Kanner	1,983	1,939	1,937	2,011	1,956
Peter C. Marshall	1,983	1,939	1,937	2,011	1,956
Mary E. Martinez	2,007	1,945	1,943	2,046	1,969
Marilyn McCoy	1,983	1,939	1,937	2,011	1,956
Mitchell M. Merin	2,007	1,945	1,943	2,046	1,969

Name of Trustee	Core Bond Portfolio	Global Allocation Portfolio	Income Builder Portfolio	Mid Cap Value Portfolio	Small Cap Core Portfolio
Dr. Robert A. Oden, Jr.	$1,983	$1,939	$1,937	$2,011	$1,956
Marian U. Pardo	2,007	1,945	1,943	2,046	1,969

Name of Trustee	U.S. Equity Portfolio	Total Compensation Paid From Fund Complex[1]
Independent Trustees
John F. Finn	$1,951	$425,000
Stephen P. Fisher	1,943	375,000 [2]
Kathleen M. Gallagher	1,943	375,000 [3]
Dr. Matthew Goldstein[4]	1,979	600,000
Dennis P. Harrington	1,951	425,000 [5]
Frankie D. Hughes	1,943	375,000
Raymond Kanner	1,943	375,000 [2]
Peter C. Marshall	1,943	375,000 [3]
Mary E. Martinez	1,951	425,000
Marilyn McCoy	1,943	375,000 [2]
Mitchell M. Merin	1,951	425,000
Dr. Robert A. Oden, Jr.	1,943	375,000
Marian U. Pardo	1,951	425,000
1	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (127 Funds).
2	Includes $375,000 of Deferred Compensation.
3	Includes $112,500 of Deferred Compensation.
4	Dr. Goldstein retired as a Trustee of the Trusts, effective 12/31/19.
5	Includes $425,000 of Deferred Compensation.
The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of the JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, Undiscovered Managers Funds, J.P. Morgan Fleming Mutual Fund Group, Inc. and the J.P. Morgan Mutual Fund Investment Trust, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account, will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.
The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter, unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.
Officers
The Trust’s executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trust. The officers hold office until a successor has been elected and duly qualified. The Trust has no employees. The names of the officers of the Portfolios, together with their year of birth, information regarding their positions held with the Trust and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.
Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014-present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management) (2009 to September 2013).

Gregory S. Samuels (1980), Secretary (2019)* (formerly Assistant Secretary since 2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012.
Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase; Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.
Anthony Geron (1971), Assistant Secretary (2018)*	Vice President and Assistant General Counsel, JPMorgan Chase, September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equityable Life Insurance Company from 2014 to 2015; Associate, Willkie Farr & Gallagher (law firm) from 2007 to 2014.
Carmine Lekstutis (1980), Assistant Secretary (2011)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.
Keri E. Riemer (1976), Assistant Secretary (2019)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2019; Counsel, Seward & Kissel LLP (2009 to 2019).
Zachary E. Vonnegut-Gabovitch (1986)* Assistant Secretary (2017)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.
Jeffrey D. House (1972) Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.
Joseph Parascondola (1963) Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.), since August 2006.
Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007–2009).

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Shannon Gaines (1977), Assistant Treasurer (2018)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.
Aleksandr Fleytekh (1972), Assistant Treasurer (2019)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.
*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.
**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
Investment Adviser
Pursuant to investment advisory agreements, JPMIM serves as investment adviser to the Portfolios.
The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIM or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.
J.P. Morgan Investment Management Inc. (“JPMIM”). JPMIM is the adviser to the Portfolios. JPMIM provides services to the Portfolios pursuant to investment advisory agreements with the Trust (the “Advisory Agreements”).
Prior to January 1, 2010, investment advisory services for each of the Portfolios (except Global Allocation Portfolio, Income Builder Portfolio and Small Cap Core Portfolio) were provided by JPMorgan Investment Advisors Inc. (“JPMIA”), a former affiliate of the Advisor, pursuant to an Amended and Restated Investment Advisory Agreement dated May 1, 2006 (the “JPMIA Advisory Agreement”). JPMIA was an indirect, wholly-owned subsidiary of JPMorgan Chase and was a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Effective January 1, 2010, the investment advisory business of JPMIA was transferred to JPMIM, and JPMIM became the investment adviser for the applicable Portfolios under the JPMIA Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Portfolios or the terms of the JPMIA Advisory Agreement (other than the identity of the investment adviser). Shareholder approval was not required for the replacement of JPMIA by JPMIM.
JPMIM is a wholly owned subsidiary of JPMorgan Asset Management Holdings Inc. (formerly J.P. Morgan Fleming Asset Management Holdings, Inc.), which is a wholly-owned subsidiary of JPMorgan Chase. JPMIM is an investment adviser registered under the Advisers Act. JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors. JPMIM is located at 383 Madison Avenue, New York, NY 10179.
JPMIM continuously reviews, supervises and administers the investment program of the Portfolios, subject to the supervision of, and policies established by, the Trustees of the Trust.
Under separate agreements, JPMorgan Chase Bank, JPMIM and JPMDS provide custodial, fund accounting, recordkeeping and administrative services to the Trust and the Portfolios and distribution services for the Trust. JPMorgan Chase Bank, JPMIM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIM. See the “Custodian,” “Administrator,” and “Distributor” sections, herein.
Under the terms of the JPMIM Advisory Agreements, the investment advisory services that JPMIM provides to the Portfolios are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMorgan Chase Bank serves as trustee. The accounts that are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Portfolios.
The Portfolios are managed by employees of JPMIM who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which may execute transactions on behalf of the Portfolios.

Unless sooner terminated, each of the Advisory Agreements will continue in effect as to a particular Portfolio indefinitely if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Portfolio (as defined under “ADDITIONAL INFORMATION —Description of Shares” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the Advisory Agreements was last approved by the Board of trustees at its meeting in August 2013. The Advisory Agreements may be terminated as to a particular Portfolio at any time on 60 days’ written notice without penalty by:
1.	the Trustees,
2.	vote of a majority of the outstanding Shares of that Portfolio; or
3.	the Portfolio’s Adviser, as the case may be.
The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.
The Advisory Agreements provide that JPMIM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of JPMIM in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.
Advisory Fees. For the fiscal periods indicated, the Portfolios paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (amounts waived are in parentheses) (amounts in thousands).
	Fiscal Year Ended
	December 31, 2017		December 31, 2018		December 31, 2019
Portfolio	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Portfolio	$ 965	$(118)	$1,080	$(126)	$1,346	$ (14)
Global Allocation Portfolio	209	(130)	273	(182)	442	(71)
Income Builder Portfolio	25	(196)	18	(264)	186	(166)
Mid Cap Value Portfolio	3,639	(48)	3,434	(47)	3,115	(20)
Small Cap Core Portfolio	1,147	(9)	1,225	(12)	1,192	(11)
U.S. Equity Portfolio	545	(35)	555	(57)	602	(3)
Code of Ethics
The Trust, JPMIM and JPMDS have adopted codes of ethics under Rule 17j-1 of the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Adviser).
The Trust’s code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Portfolio. The Trust’s code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Portfolio; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a Portfolio a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Portfolio; or (iv) engaging in any manipulative practice with respect to the Trust or a Portfolio. The Trust’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Portfolio so long as such investment transactions are not in contravention of the above noted policies and prohibitions.
The code of ethics adopted by JPMIM, requires that all employees must: (i) place the interest of the accounts which are managed by the investment adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each investment adviser are also prohibited from certain mutual fund trading activity including “excessive trading” of shares of a mutual fund as described in the applicable Portfolio’s Prospectuses or

SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Portfolio subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities).
JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as such term is defined in the applicable Portfolio’s Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Portfolios subject to the policies and restrictions in such code of ethics.
PORTFOLIO TRANSACTIONS
Investment Decisions and Portfolio Transactions. Pursuant to the Advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Portfolio’s investment objective and restrictions, which securities are to be purchased and sold by each such Portfolio and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.
Brokerage and Research Services. On behalf of the Portfolios, the Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Portfolio unless otherwise prohibited.
Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the U.S. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.
In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers a number of factors including, but not limited to: the price per unit of the security, the broker’s execution capabilities, the commissions charged, the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities, the broker-dealer firm’s financial condition, the broker’s ability to provide access to public offerings, as well as the quality of research services provided. As permitted by Section 28(e) of the Securities Exchange Act, the Adviser may cause the Portfolios to pay a broker-dealer which provides brokerage and research services to the Adviser, the Portfolios and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such services are useful or of value in advising the Portfolios. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Portfolios and their reasonableness in relation to the benefits to the Portfolios. In accordance with Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.
Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement. The fees that the Portfolios pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Portfolios’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolios may exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Portfolios. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.
Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Portfolio’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Portfolio and persons who are affiliated with such persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Portfolio to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.
In addition, a Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Portfolio expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Portfolio. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Portfolio and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.
On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers, including other Portfolios, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Portfolios. In some instances, the allocation procedure might not permit a Portfolio to participate in the benefits of the aggregated trade.
If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Allocation of transactions, including their frequency, to various broker-dealers is determined by a Portfolio’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders and consistent with the Adviser’s obligation to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers the same factors for the best execution of purchase and sales orders listed above. Accordingly, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Portfolio’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Portfolios and/or other accounts over which a Portfolio’s Adviser exercises investment discretion. A Portfolio’s Adviser may cause a Portfolio to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Portfolio’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Portfolio’s Adviser to the Portfolios. To the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, such brokerage and research services might consist of advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, market data, stock quotes, last sale prices, and trading volumes. Shareholders of the Portfolios should understand that the services provided by such brokers may be useful to a Portfolio’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Portfolio.
Under the policy for JPMIM, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and provide lawful and appropriate assistance in the performance of the investment decision-making process. These services include third party research, market data services and proprietary broker-dealer research. The Portfolios have stopped participating in soft dollar arrangements for market data services and third-party research. However, the Portfolios continue to receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. The Core Bond Portfolio does not participate in soft dollar arrangements for market data services and third-party research.
The Portfolios (except the Core Bond Portfolio) began participating in soft dollar arrangements whereby a broker-dealer provides market data services and third-party research in addition to proprietary research. In order to obtain such research, the Adviser may utilize a Client Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by the Adviser with respect to commissions generated by these Portfolios will provide that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the Adviser directs it to use to pay for such services are only for eligible research under Section 28(e).
Investment decisions for each Portfolio are made independently from those for the other Portfolios or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Portfolio and another Portfolio, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Portfolio believes to be equitable to the Portfolio(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained by a Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Portfolio with those to be sold or purchased by it for other Portfolios or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.
Effective January 2018, pursuant to the second Markets in Financial Instruments Directive (“MiFID II”), investment managers in the European Union (“EU”), including a segment of the operations of the Adviser, are required to either pay for research out of their own resources or agree with clients to have research costs paid by clients through research payment accounts that are funded out of trading commissions or by a specific client research charge, provided that the payments for research are unbundled from the payments for execution. Where such a restriction applies, the Adviser will pay for any research out of its own resources and not through soft dollars or CCAs. Additionally, MiFID II may have practical ramifications outside the EU. For example, U.S. asset managers acting under the delegated authority of an EU-based asset manager and U.S. asset managers that are part of a global asset management group with one or more EU affiliates may, in practice, have to restructure the way they procure, value and pay for research under U.S. laws and regulations to more closely align with the requirements under MiFID II. It is difficult to predict the full impact of MiFID II on the Portfolios, the Adviser and any sub-advisers, but it could increase the overall costs of entering into investments, increase the overall price of research and/or reduce access to research. Following its withdrawal from the EU on January 31, 2020, the United Kingdom has entered a transition period, during which EU law (including MiFID II) will continue to apply in the United Kingdom. Following the transition period, investment managers in the United Kingdom may still be required to comply with certain MiFID II equivalent requirements in accordance with the handbook of rules and guidance issued by the Financial Conduct Authority.
During each of the past three fiscal years, the brokerage commissions paid by the Portfolios were as follows:
	Fiscal Year Ended
Portfolio	December 31, 2017	December 31, 2018	December 31, 2019
Core Bond Portfolio
Total Brokerage Commissions	$ —	$ —	$ —
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Global Allocation Portfolio
Total Brokerage Commissions	50,878	101,623	86,162
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Income Builder Portfolio
Total Brokerage Commissions	21,864	22,950	16,922
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Mid Cap Value Portfolio
Total Brokerage Commissions	69,696	51,294	55,604
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Small Cap Core Portfolio
Total Brokerage Commissions	131,811	151,231	248,857
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
U.S. Equity Portfolio
Total Brokerage Commissions	45,652	42,920	31,574
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—

As of December 31, 2019, the following Portfolios held investments in securities of their regular broker-dealers as follows:
Portfolio	Name of Broker-Dealer	Value of Securities Owned (000's)
Core Bond Portfolio	ABN AMRO Bank NV	$ 218
	Bank of America Corporation	2,775
	Barclays plc	208
	Citigroup Inc.	1,783
	Credit Suisse Group AG	881
	Deutsche Bank AG	204
	Goldman Sachs Group, Inc. (The)	2,815
	HSBC Holdings plc	997
	Morgan Stanley	2,246
	Royal Bank of Scotland Group plc	425
	UBS Group AG	217
Global Allocation Portfolio	Bank of America Corporation	367
	Barclays plc	40
	Citigroup Inc.	638
	Credit Suisse Group AG	51
	Goldman Sachs Group, Inc. (The)	23
	HSBC Holdings plc	78
	Morgan Stanley	308
	UBS Group AG	18
Income Builder Portfolio	Bank of America Corporation	517
	Barclays plc	24
	Citigroup Inc.	550
	Credit Suisse Group AG	239
	Goldman Sachs Group, Inc. (The)	264
	Morgan Stanley	332
	Royal Bank of Scotland Group plc	194
	UBS Group AG	252
U.S. Equity Portfolio	Bank of America Corporation	971
	Citigroup Inc.	1,177
	Morgan Stanley	1,843
For the fiscal year ended December 31, 2019, JPMIM allocated brokerage commissions to brokers who provided broker research services for the Portfolios as follows (rounded to the nearest dollar):
Portfolio	Total Research Commissions
Core Bond Portfolio	$ 0
Global Allocation Portfolio	6,710
Income Builder Portfolio	0
Mid Cap Value Portfolio	15,330
Small Cap Core Portfolio	99,617
U.S. Equity Portfolio	7,546
ADMINISTRATOR
JPMIM, 1111 Polaris Parkway, Columbus, Ohio 43240 serves as administrator for the Trust (the “Administrator”1) pursuant to an Administration Agreement dated May 1, 2006 (the “Administration Agreement”).
Pursuant to the Administration Agreement, JPMIM performs or supervises all operations of each Portfolio for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Portfolio). Under the Administration Agreement, JPMIM has agreed to maintain the necessary office space for the Portfolios, and to furnish certain other services required by the Portfolios with respect to each Portfolio. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and

[1]	JPMorgan Funds Management, Inc., the former Administrator, was merged with and into J.P. Morgan Investment Management Inc. effective April 1, 2016.

state tax returns and generally assists in all aspects of the Portfolios’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMIM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement. J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Portfolios’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMIS a fee for its services as the Portfolios’ Sub-administrator.
If not terminated, the Administration Agreement continues in effect for annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Trust’s Board of Trustees who are not parties to the Administration Agreement or interested persons of any such party. The Administration Agreement may be terminated without penalty, on not less than 60 days prior written notice, by the Trust’s Board of Trustees or by the Administrator. The termination of the Administration Agreement with respect to one Portfolio will not result in the termination of the Administration Agreement with respect to any other Portfolio.
Administrator Fees. Prior to January 1, 2019, the Administrator was entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates were 0.15% on the first $25 billion of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the series of J.P. Morgan Funds Complex that operate as money market funds and 0.075% of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the series of J.P. Morgan Funds Complex that operate as money market funds over $25 billion of such assets.
Effective January 1, 2019, the Administrator receives the following annual fee for all of the funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the series of J.P. Morgan Funds Complex that operate as money market funds) for administration services: 0.075% of the first $10 billion of average daily net assets of the Fund, plus 0.050% of average daily net assets of the Fund between $10 billion and $20 billion, plus 0.025% of average daily net assets of the Fund between $20 billion and $25 billion, plus 0.010% of the average daily net assets of the Fund over $25 billion
For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex.
For the fiscal years ended December 31, 2017, 2018 and 2019, the Portfolios paid administration fees under the prior fee schedule to the Administrator as follows (amounts in thousands):
	Fiscal Year Ended
	December 31, 2017		December 31, 2018		December 31, 2019
Portfolio	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Portfolio	$194	$(27)	$238	$ (6)	$255	$ —
Global Allocation Portfolio	1	(45)	— [1]	(61)	—	(66)
Income Builder Portfolio	—	(40)	— [1]	(51)	4	(56)
Mid Cap Value Portfolio	463	—	434	—	362	—
Small Cap Core Portfolio	145	—	154	—	139	—
U.S. Equity Portfolio	86	— [1]	90	— [1]	82	—
[1]	Amount rounds to less than $500.
The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.
Distributor
Since May 1, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Portfolio’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Portfolios in accordance with the terms of the Distribution Agreement between the Trust and JPMDS. JPMDS is an affiliate of JPMIM, and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 1111 Polaris Parkway, Columbus, Ohio 43240.

Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Portfolio. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Portfolio or by JPMDS. The termination of the Distribution Agreement with respect to one Portfolio will not result in the termination of the Distribution Agreement with respect to any other Portfolio. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The following table describes the compensation paid by the Portfolios to the principal underwriter, JPMDS, for the fiscal year ended December 31, 2019 (amounts rounded to the nearest dollar):
Portfolio	Total Underwriting Discounts and commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Core Bond Portfolio	$—	$—	$—	$453,523
Global Allocation Portfolio	—	—	—	131,481
Income Builder Portfolio	—	—	—	165,296
Mid Cap Value Portfolio	—	—	—	—
Small Cap Core Portfolio	—	—	—	3,628
U.S. Equity Portfolio	—	—	—	39,054
*	Fees paid by the Portfolio pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
Distribution Plan
The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class 2 shares of the applicable Portfolios, which provides that such class shall pay for distribution services a distribution fee (the “Distribution Fee”), including payments to JPMDS, at annual rates not to exceed the amounts set forth below.
JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Portfolio); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature (including variable insurance contract marketing materials) which is provided to various entities and individuals, including insurance companies, brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in the variable insurance contracts which utilize each Portfolio as a funding vehicle (“variable insurance contract owners”); (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential variable insurance contract owners, and insurance companies and other financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, insurance companies (or their eligible affiliates) brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with insurance companies, brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Portfolios and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Portfolio may also benefit the Portfolio’s other shares and other Portfolios. Anticipated benefits to the Portfolios that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.
Class 2 Shares. Class 2 Shares of the Portfolios pay a Distribution Fee of 0.25% of average daily net assets. Some payments under the Distribution Plan may be used to compensate intermediaries with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of Class 2 Shares maintained in a Portfolio by such intermediaries’ customers.
No class of shares of a Portfolio will make payments or be liable for any distribution expenses incurred by other classes of shares of any Portfolio.
Since the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by a class of a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). The shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.
Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.
The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).
The Distribution Plan may be terminated, with respect to any class of a Portfolio, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Portfolio to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Portfolios will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Distribution Plan requires that JPMDS shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefore) under the Distribution Plan. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.
For the fiscal periods ended December 31, 2017, 2018 and 2019, the Class 2 Shares of the Portfolios paid distribution fees as follows (amounts in thousands):
	Fiscal Year Ended
	December 31, 2017		December 31, 2018		December 31, 2019
Portfolio	Paid	Waived	Paid	Waived	Paid	Waived

Core Bond Portfolio	$240	$—	$345	$—	$454	$—

Global Allocation Portfolio	121	—	128	—	131	—

Income Builder Portfolio	112	—	130	—	165	—

Small Cap Core Portfolio	3	—	3	—	4	—

U.S. Equity Portfolio	34	—	38	—	39	—
Custodian and Transfer Agent
Custodian

Pursuant to the Amended and Restated Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), 383 Madison Avenue, New York, New York 10179, the JPMorgan Chase Bank serves as the Custodian and Fund Accounting Agent for each Portfolio and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the JPMIM and JPMDS.
Fees Prior to December 1, 2019
For custodian services, each Portfolio pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0006% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled), as well as transaction fees on certain activities of $2.50 to $20 per transaction. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, registration and transfer fees and related legal fees.
JPMorgan Chase Bank may also be paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world. For securities in the U.S. market, this fee is waived if the Adviser votes the proxies directly.
With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the Global Custody and Fund Accounting Agreement. For purposes of determining the asset levels at which a fee applies, assets for that fund type across the entire J.P. Morgan Funds Complex shall be used.
Money Market Funds:
Tier One	First $250 billion	0.0013%
Tier Two	Over $250 billion	0.0010%
Complex Assets[1] Funds:
Tier One	First $75 billion	0.00425%
Tier Two	Next $25 billion	0.0040%
Tier Three	Over $100 billion	0.0035%
Non-Complex Assets Funds:
Tier One	First $75 billion	0.0025%
Tier Two	Next $25 billion	0.0020%
Tier Three	Over $100 billion	0.0015%
Other Fees:
Fund of Funds (for a Fund of Funds that invests in J.P. Morgan Funds only)		$17,500 [2]
Additional Share Classes (this additional class expense applies after the fifth class)		$ 2,000
Daily Market-based Net Asset Value Calculation for Money Market Funds		$15,000 per Fund
Hourly Net Asset Value Calculation for Money Market Funds		$5,000 per Fund
Floating NAV Support for Money Market Funds		$100,000 per Fund
[1]	“Complex Assets Funds” are Funds whose strategy “routinely” employs one or more of the following instrument types: Bank Loans, Exchange Traded Derivatives or CFD/Portfolio Swaps. The Funds’ classification as either “Complex” or “Non-Complex” will be reviewed on at least an annual basis. Fund of Funds are excluded by both “Complex Assets Funds” and “Non-Complex Assets Funds.”
[2]	Fund of Funds are not subject to the asset based fees described above.
Transaction fees with respect to servicing exchange traded derivatives and bank loans are included in the asset tiers noted above, as are bank loan servicing fees.
Annual Minimums: (except for certain Funds of Funds which are subject to the fee described above)
Money Market Funds	$15,000 per Portfolio
All Other Funds	$20,000 per Portfolio
In addition, JPMorgan Chase Bank provides derivative servicing, including, with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of $5 or $75 per new contract (depending on whether the transaction is electronic or manual), a fee of up to $5 or $75 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of $1.00 per contract for position management services. In addition a Fund will pay a fee of $2.00 to $12.25 per day for the valuation of the derivative positions covered by these services.
Pursuant to an arrangement with JPMorgan Chase Bank, custodian fees may be reduced by amounts calculated as a percentage of uninvested balances for certain Portfolios.
A Portfolio and/or its Cayman subsidiary, as applicable, may at times hold some of their assets in cash, which may subject the Fund and/or the Cayman subsidiary, as applicable, to additional risks and costs, such as increased credit exposure to the custodian bank and fees imposed for cash balances. Cash positions may also hurt the Portfolio’s and/or the Cayman subsidiary’s performance
Fund Accounting Fees
The table below sets forth the fund accounting fees paid by the Portfolios to JPMorgan Chase Bank, N.A. for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
Fund	December 31, 2017	December 31, 2018	December 31, 2019
Core Bond Portfolio	$20	$20	$20
Global Allocation Portfolio	20	20	20
Income Builder Portfolio	20	20	20
Mid Cap Value Portfolio	20	20	20
Small Cap Core Portfolio	20	20	20
U.S. Equity Portfolio	20	20	20
Fees Beginning December 1, 2019
For custodian services beginning December 1, 2019, each Portfolio will pay to JPMorgan Chase Bank annual safekeeping fees of between 0.0005% and 0.50% of a Portfolio’s assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.25 and $100 for securities trades (depending on the domicile in which the trade is settled), as well as additional transaction fees on certain activities of $2.25 to $50 per transaction. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, registration and transfer fees and related legal fees.
JPMorgan Chase Bank may also be paid for the following additional custody services:
•	$15 or $45 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world. For securities in the U.S. market, this fee is waived if the Adviser votes the proxies directly;
•	$2,000 per year for account maintenance for each custody collateral control account;
•	$2.25 or $15 for income or redemption processing (depending on whether the security is held book entry or physically); and
•	$2.50 to $53.50 for each cash payment or receipt transaction.
With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the Global Custody and Fund Accounting Agreement. For purposes of determining the asset levels at which a fee applies, assets for that fund type across the entire J.P. Morgan Funds Complex shall be used.
All Funds except Money Market Funds:
Tier One	Up to $100 billion	0.00375%
Tier Two	$100 billion to $175 billion	0.0030%
Tier Three	Over $175 billion	0.0020%
Other Fees:
Additional Share Classes (this additional class expense applies after the tenth class) (if applicable)		$2,000 per Class

Annual Minimums:
All Funds	$20,000 per Portfolio

In addition, JPMorgan Chase Bank provides additional servicing for certain types of more complex assets. The fees for these services include a transaction fee of $50 for each manual trade and an annual fee of $500 for each bank loan position held by a Portfolio. In addition, JPMorgan Chase Bank will be paid fees of $0.50 to $4.50 per position per day for the valuation and processing of certain asset positions covered by these services.
If agreed-upon by the Trust and JPMorgan Chase Bank, custodian fees may, from time to time, be reduced by amounts calculated as a percentage of uninvested balances for certain Portfolios.
A Portfolio and/or its Cayman subsidiary, as applicable, may at times hold some of their assets in cash, which may subject the Fund and/or the Cayman subsidiary, as applicable, to additional risks and costs, such as increased credit exposure to the custodian bank and fees imposed for cash balances. Cash positions may also hurt the Portfolio’s and/or the Cayman subsidiary’s performance.
Transfer Agent
DST Asset Manager Solutions, Inc. (“DST” or “Transfer Agent”), 2000 Crown Colony Drive, Quincy, MA 02169, serves as each Portfolio’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records, detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.
Securities Lending Agent
To generate additional income, certain Portfolios may lend up to 33 1⁄3% of their total assets pursuant to agreements (“Borrower Agreements”) requiring that the loan be continuously secured by cash. Citibank serves as securities lending agent pursuant to the Securities Lending Agency Agreement effective October 4, 2018. The Portfolios did not loan their securities or employ Citibank during their most recent fiscal year. To the extent that the Portfolios engage in securities lending during the current fiscal year, information concerning the amounts of income and fees/compensation related to securities lending activities will be included in the SAI in the Portfolios next annual update to its registration statement.
Under the Securities Lending Agency Agreement, Citibank, acting as agent for the Portfolios, loans securities to approved borrowers pursuant to the Borrower Agreements substantially in the form approved by the Board of Trustees in exchange for collateral. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lend while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agency Agreement. The Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. The net income earned on the securities lending (after payment of rebates and the lending agent’s fees) is included in the Statement of Operations as income from securities lending (net in the Portfolio’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Portfolio’s financial statements).
Under the Securities Lending Agency Agreement, Citibank is entitled to a fee equal to 8% of (i) the investment income (net of rebates) on cash collateral delivered to Citibank on the Portfolio’s behalf in respect of any loans by the Borrowers; and (ii) fees paid by a Borrower with respect to a Loan for which non-cash collateral is provided (to the extent that the Portfolios subsequently authorize Citibank to accept non-cash collateral for securities loans).
To the extent that any of the Portfolios engaged in securities lending during the fiscal year ended December 31, 2019, such Portfolios and information concerning the amounts of income and fees/compensation related to securities lending activities for the Portfolios' most recent fiscal year are described below:
	Mid Cap Value Portfolio	Small CapCore Portfolio	U.S. Equity Portfolio
Gross Income from Securities Lending Activities[1]	$34,538	$22,680	$2,352
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	236	1,003	7
Cash Collateral Management Fees[3]	1,656	1,038	162
Administrative Fees	—	—	—
Indemnification Fees	—	—	—
Rebates to Borrowers	29,747	8,671	2,021

	Mid Cap Value Portfolio	Small CapCore Portfolio	U.S. Equity Portfolio
Others Fees	$ —	$ —	$ —
Aggregate Fees/Compensation for Securities Lending Activities	31,639	10,712	2,189
Net Income from the Securities Lending Activities	2,899	11,967	163
[1]	Gross income includes income from the reinvestment of cash collateral, premium income (i.e. rebates paid by borrowers to the Fund), management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle's assets before income is distributed, and any other income.
[2]	Revenue split represents the share of revenue generated by securities lending program and paid to Citi.
[3]	Cash collateral is reinvested in certain JPMorgan money market funds that are advised by JPMIM (“money market funds”). Cash collateral management fees include the fees and expenses deducted from the money market funds. The contractual management fees are derived using the Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements from the money market funds’ most recently available prospectus. Actual fees incurred by the Money Market Funds may differ due to other expenses, fee waivers and expense reimbursements.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Trust and the Portfolios is PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios and assists in the preparation and/or review of each Portfolio’s federal and state income tax returns.
TRUST COUNSEL
The law firm of Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trust.
PORTFOLIO MANAGERS
Portfolio Managers' Other Accounts Managed*
The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager of the Portfolios as of December 31, 2019:
	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Richard Figuly	21	$63,476,727	12	$16,381,115	15	$ 5,926,272
Justin Rucker	12	45,733,966	7	13,065,239	23	8,365,288
Global Allocation Portfolio
Jeffrey Geller	27	78,727,817	34	44,982,764	7	9,516,596
Grace Koo	1	3,853,199	1	59,217	0	0
Eric Bernbaum	4	18,207,759	5	40,443,132	0	0
Income Builder Portfolio
Michael Schoenhaut	1	13,977,324	4	40,383,915	0	0
Eric Bernbaum	4	18,216,257	5	40,443,132	0	0
Jeffrey Geller	27	78,736,315	34	44,982,764	7	9,516,596
Mid Cap Value Portfolio
Jonathan Simon	14	34,869,470	11	9,168,105	39	2,292,096
Lawrence Playford	14	35,204,935	5	3,784,898	34	2,255,581
Small Cap Core Portfolio
Phillip D. Hart	15	6,702,794	2	418,361	7	1,011,913
Lindsey J. Houghton	15	6,702,794	1	131,406	7	1,011,913
Wonseok Choi	20	9,005,677	1	131,406	9	1,234,817
Jonathan L. Tse	20	9,005,677	1	131,406	9	1,234,817
Akash Gupta	15	6,702,794	1	131,406	7	1,011,913
U.S. Equity Portfolio
Scott Davis	6	12,814,359	10	11,084,803	15	4,562,601

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Susan Bao	3	$ 6,951,422	5	$ 4,636,060	13	$11,766,157
David Small	2	5,770,572	2	1,496,763	12	2,468,185
The following table shows information on the other accounts managed by each portfolio manager of the Portfolios that have advisory fees wholly or partly based on performance as of December 31, 2019:
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Richard Figuly	0	$0	0	$ 0	1	$1,024,490
Justin Rucker	0	0	0	0	1	1,024,490
Global Allocation Portfolio
Jeffrey Geller	0	0	0	0	0	0
Grace Koo	0	0	0	0	0	0
Eric Bernbaum	0	0	0	0	0	0
Income Builder Portfolio
Michael Schoenhaut	0	0	0	0	0	0
Eric Bernbaum	0	0	0	0	0	0
Jeffrey Geller	0	0	0	0	0	0
Mid Cap Value Portfolio
Jonathan Simon	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	0	0
Small Cap Core Portfolio
Phillip D. Hart	0	0	0	0	2	294,494
Lindsey J. Houghton	0	0	0	0	2	294,494
Wonseok Choi	0	0	0	0	2	294,494
Jonathan L. Tse	0	0	0	0	2	294,494
Akash Gupta	0	0	0	0	2	294,494
U.S. Equity Portfolio
Scott Davis	0	0	0	0	2	1,109,435
Susan Bao	0	0	1	3,122,914	0	0
David Small	0	0	0	0	3	1,003,000
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Potential Conflicts of Interest
JPMIM
JPMIM1 and/or its affiliates (the “Affiliates” and, together, “JPMorgan”) provide an array of discretionary and non-discretionary investment management services and products to institutional clients and individual investors. In addition, JPMorgan is a diversified financial services firm that provides a broad range of services and products to its clients and is a major participant in the global currency, equity, commodity, fixed-income and other markets in which a Portfolio invests or will invest. Investors should carefully review the following, which describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. JPMorgan and the Portfolios have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMIM and JPMorgan is set forth in JPMIM’s Form ADV. A copy of Part 1 and Part 2A of JPMIM’s and each other Adviser’s or Sub-Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Acting for Multiple Clients. In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when funds or accounts managed by JPMIM (“Other Accounts”) engage in short sales of the same securities held by a Portfolio, JPMIM could be seen as harming the performance of a Portfolio for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Portfolio invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Portfolio has also invested and these activities could have an adverse effect on the Portfolio. For example, if a Portfolio holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Portfolio (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Portfolio invests may use the proceeds of the Portfolio’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Portfolio’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Portfolio will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.
Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Portfolio. For example, this may occur when investment decisions for the Portfolio are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Portfolio (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged.
Investment opportunities that are appropriate for a Portfolio may also be appropriate for Other Accounts and there is no assurance the Portfolio will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Portfolio or invests in substantially similar assets as a Portfolio, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.
JPMIM and its Affiliates, and any of their directors, officers or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMIM and/or an Affiliate. JPMIM or its Affiliates, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMIM is not required to purchase or sell for any client account securities that it, an Affiliate or any of its or their employees may purchase or sell for their own accounts or the proprietary accounts of JPMIM or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.
The portfolio managers of certain Funds-of-Funds have access to the holdings and may have knowledge of the investment strategies and techniques of certain underlying Funds because they are portfolio managers of separately managed accounts following similar strategies as a Fund-of-Funds. They
[1]	The affiliates of JPMIM that act as Adviser or Sub-Adviser to a Fund — J.P. Morgan Private Investments Inc. — will also face some or all of the conflicts of interest described in this section. References to JPMIM should be read to apply to these other advisers for a Fund advised or sub-advised by such other adviser.

therefore face conflicts of interest in the timing and amount of allocations to an underlying Fund, as well as in the choice of an underlying fund. JPMorgan also faces conflicts of interest when waiving certain fees if those waivers enhance performance.
The chart above shows the number, type and market value as of a specified date of the accounts and other Funds managed by each Portfolio’s portfolio managers.
Acting in Multiple Commercial Capacities. JPMorgan is a diversified financial services firm that provides a broad range of services and products to its clients and is a major participant in the global currency, equity, commodity, fixed-income and other markets in which a Portfolio invests or may invest. JPMorgan is typically entitled to compensation in connection with these activities and the Portfolios will not be entitled to any such compensation. In providing services and products to clients other than the Portfolios, JPMorgan, from time to time, faces conflicts of interest with respect to activities recommended to or performed for a Portfolio on one hand and for JPMorgan’s other clients on the other hand. For example, JPMorgan has, and continues to seek to develop, banking and other financial and advisory relationships with numerous U.S. and non-U.S. persons and governments. JPMorgan also advises and represents potential buyers and sellers of businesses worldwide. The Portfolios have invested in, or may wish to invest in, such entities represented by JPMorgan or with which JPMorgan has a banking or other financial relationship. In addition, certain clients of JPMorgan may invest in entities in which JPMorgan holds an interest, including a Portfolio. In providing services to its clients, JPMorgan from time to time recommends activities that compete with or otherwise adversely affect a Portfolio or the Portfolio’s investments. It should be recognized that such relationships may also preclude the Portfolio from engaging in certain transactions and may constrain the Portfolio’s investment flexibility. For example, Affiliates that are broker dealers cannot deal with the Portfolios as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Certain of the Portfolios have received exemptive orders permitting the Portfolios to engage in principal transactions with Affiliates involving taxable and tax exempt money market instruments. However, for the purchase and sale of longer term fixed income securities, which are generally principal transactions, the Portfolios cannot use broker dealer Affiliates. Or, if an Affiliate is the sole underwriter of an initial or secondary offering, the Portfolios could not purchase in the offering. In both cases the number of securities and counterparties available to the Portfolios will be fewer than are available to mutual funds that are not affiliated with major broker dealers.
JPMorgan derives ancillary benefits from providing investment advisory, custody, administration, fund accounting and shareholder servicing and other services to the Portfolios, and providing such services to the Portfolios may enhance JPMorgan’s relationships with various parties, facilitate additional business development and enable JPMorgan to obtain additional business and generate additional revenue.
Participations Adverse to the Portfolios. JPMorgan’s participation in certain markets or its actions for certain clients may also restrict or affect a Portfolio’s ability to transact in those markets and JPMorgan may face conflicts with respect to the interests involved. For example, when a Portfolio and another JPMorgan client invest in different parts of an issuer’s capital structure, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment implicate conflicts of interest. See also “Acting for Multiple Clients.”
Preferential Treatment. JPMIM receives more compensation with respect to certain Portfolios or Other Accounts than it receives with respect to a Portfolio, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Portfolio, such as devotion of unequal time and attention to the management of the Portfolios or accounts.
Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JPMorgan has an incentive to allocate trades or investment opportunities to certain accounts or Portfolios. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as adviser to the Portfolios, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets of the Funds-of-Funds among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new Fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.

Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a Portfolio from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Portfolio’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Portfolio that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Portfolio to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.
Soft Dollars. JPMIM pays certain broker-dealers with “soft” or commission dollars generated by client brokerage transactions in exchange for access to statistical information and other research services. JPMIM faces conflicts of interest because the statistical information and other research services may benefit certain other clients of JPMIM more than a Portfolio and can be used in connection with the management of accounts other than the accounts whose trades generated the commissions.
Additionally, when JPMIM uses client brokerage commissions to obtain statistical information and other research services, JPMIM receives a benefit because it does not have to produce or pay for the information or other research services itself. As a result, JPMIM may have an incentive to select a particular broker-dealer in order to obtain such information and other research services from that broker-dealer, rather than to obtain the lowest price for execution.
Redemptions. JPMorgan, as a seed investor, JPMorgan Funds of Funds and JPMorgan on behalf of its discretionary clients have significant ownership in certain Portfolios. JPMorgan faces conflicts of interest when considering the effect of redemptions on such Portfolios and on other shareholders in deciding whether and when to redeem its shares. A large redemption of shares by JPMorgan, by a JPMorgan Fund of Funds or by JPMorgan acting on behalf of its discretionary clients could result in the Portfolio selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could significantly reduce the assets of a Portfolio, causing decreased liquidity and, depending on any applicable expense caps, a higher expense ratio.
Affiliated Transactions. The Portfolios are subject to conflicts of interest if they engage in principal or agency transactions with other Portfolios or with JPMorgan. To the extent permitted by law, the Portfolios can enter into transactions in which JPMorgan acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Portfolios (agency transactions). Principal and agency transactions create the opportunity for JPMorgan to engage in self-dealing. JPMorgan faces a conflict of interest when it engages in a principal or agency transaction on behalf of a Portfolio, because such transactions result in additional compensation to JPMorgan. JPMorgan faces a potentially conflicting division of loyalties and responsibilities to the parties in these transactions.
In addition, Affiliates of JPMIM have direct or indirect interests in electronic communication networks and alternative trading systems (collectively “ECNs”). JPMIM, in accordance with its fiduciary obligation to seek to obtain best execution, from time to time executes client trades through ECNs in which an Affiliate has, or may acquire, an interest. In such case, the Affiliate will be indirectly compensated based upon its ownership percentage in relation to the transaction fees charged by the ECNs.
JPMorgan also faces conflicts of interest if a Portfolio purchases securities during the existence of an underwriting syndicate for such securities, of which JPMorgan is a member because JPMorgan typically receives fees for certain services that it provides to the syndicate and, in certain cases, will be relieved directly or indirectly of certain financial obligations as a result of a Portfolio’s purchase of securities.
Affiliated Service Providers. JPMorgan faces conflicts of interest when the Portfolios use service providers affiliated with JPMorgan because JPMorgan receives greater overall fees when they are used. Affiliates provide investment advisory, custody, administration, fund accounting and shareholder servicing services to the Portfolios for which they are compensated by the Portfolios. Similarly, JPMIM faces a conflict of interest if it decides to use or negotiate the terms of a credit facility for a Portfolio if the facility is provided by an Affiliate. In addition, in selecting actively managed underlying funds for JPMorgan Funds of Funds, JPMIM limits its selection to Funds in the JPMorgan family of mutual funds. JPMIM does not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate for the JPMorgan Fund of Funds or that have superior returns. The JPMorgan affiliates providing services to the Funds benefit from additional fees when a Fund is included as an underlying Fund in a JPMorgan Fund of Funds.
Proxy Voting. Potential conflicts of interest can arise when JPMIM votes proxies for securities held by a Portfolio. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that an Affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMIM’s proxy voting guidelines or by the third party using its own guidelines. Potential conflicts of interest can arise when JPMIM invests Portfolio assets in securities of companies that are also clients of JPMIM or that have material business relationships with JPMIM or an Affiliate and a vote against management could harm or otherwise affect JPMIM’s or the Affiliate’s business relationship with that company. See the Proxy Voting section in this SAI.
Lending. JPMorgan faces conflicts of interest with respect to interfund lending or the JPMorgan Chase Bank, N.A. credit facility, which could harm the lending or the borrowing Portfolio if JPMorgan favors one Portfolio’s or JPMorgan’s interests over those of another Portfolio. If a Portfolio engages in securities lending transactions, JPMIM faces a conflict of interest when a JPMIM affiliate operates as a service provider in the securities lending transaction or otherwise receives compensation as part of the securities lending activities.
Personal Trading. JPMorgan and any of its directors, officers, agents or employees, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as a Portfolio, which could have an adverse effect on a Portfolio.
Valuation. JPMIM acting in its capacity as the Portfolios’ administrator is the primary valuation agent of the Portfolios. JPMIM values securities and assets in the Portfolios according to the Portfolios’ valuation policies. From time to time JPMIM will value an asset differently than an Affiliate values the identical asset, including because the Affiliate has information regarding valuation techniques and models or other information that it does not share with JPMIM. This arises particularly in connection with securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (e.g., startup companies) and which are fair valued. JPMIM will also face a conflict with respect to valuations as they affect the amount of JPMIM’s compensation as investment adviser and administrator.
Information Access. As a result of JPMorgan’s various other businesses, Affiliates, from time to time, comes into possession of information about certain markets and investments which, if known to JPMIM, could cause JPMIM to seek to dispose of, retain or increase interests in investments held by a Portfolio or acquire certain positions on behalf of a Portfolio. However, JPMorgan’s internal information barriers restrict JPMIM’s ability to access such information even when it would be relevant to its management of the Portfolios. Such Affiliates can trade differently from the Portfolios potentially based on information not available to JPMIM. If JPMIM acquires or is deemed to acquire material non-public information regarding an issuer, JPMIM will be restricted from purchasing or selling securities of that issuer for its clients, including a Portfolio, until the information has been publicly disclosed or is no longer deemed material. (Such an issuer could include an underlying Fund in a Fund-of-Funds.)
Gifts and Entertainment. From time to time, employees of JPMIM receive gifts and/or entertainment from clients, intermediaries, or service providers to the Portfolios or JPMIM, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business.
For Portfolios with Sub-Advisers: Additional Potential Conflicts of Interest
The Advisers to certain Funds have engaged affiliated and/or unaffiliated sub-advisers. The Adviser compensates sub-advisers out of the advisory fees it receives from the Portfolio, which creates an incentive for the Adviser to select sub-advisers with lower fee rates or to select affiliated sub-advisers. In addition, the sub-advisers have interests and relationships that create actual or potential conflicts of interest related to their management of the assets of the Portfolios allocated to such sub-advisers. Such conflicts of interest may be similar to, different from or supplement those conflicts described herein relating to JPMorgan. Such potential conflicts relate to the sub-advisers’ trading and investment practices, including, but not limited to, their selection of broker-dealers, aggregation of orders for multiple clients or netting of orders for the same client and the investment of client assets in companies in which they have an interest.

Additional information about potential conflicts of interest regarding the sub-advisers is set forth in each sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of each sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Portfolio Managers' Compensation
JPMorgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
In determining portfolio manager compensation, JPMorgan uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.
These performance categories consider short-, medium- and long-term goals that drive sustained value for clients while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client risk/return objective; and (3) adherence with JPMorgan’s compliance risk and regulatory procedures.
Feedback from JPMorgan’s risk and control professions is considered in assessing performance.
JPMorgan maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), and variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise up to 60% of overall incentive compensation, depending on tan employee’s pay level.
Long-term awards are generally in the form of time-vested JPMC Restricted Stock Units (“RSU”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s Mandatory Investor Plan (“MIP”). The MIP provides for a rate of return equal to that of the Portfolio(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return. 100% if the portfolio manager’s long-term incentive compensation is eligible for MIP with 50% allocated to the specific Portfolio(s) they manage as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the Portfolios available in the plan or can take the form of RSUs.
In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Adviser uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the Portfolio:
Name of Portfolio	Benchmark
Core Bond Portfolio	Bloomberg Barclays U.S. Aggregate Index
Global Allocation Portfolio	Global Allocation Composite Benchmark[1]
Income Builder Portfolio	Income Builder Composite Benchmark[2]
Mid Cap Value Portfolio	Russell Mid Cap Value Index
Small Cap Core Portfolio	Russell 2000 Index
U.S. Equity Portfolio	S&P 500 Index
1	The Global Allocation Composite Benchmark is comprised of 60% MSCI World Index Unhedged (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index – Unhedged USD.
2	The Income Builder Composite Benchmark is comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% of Bloomberg Barclays U.S. Aggregate Index.
Ownership of Securities
The following table indicates the dollar range of securities of each Portfolio beneficially owned by each Portfolio’s portfolio managers as of December 31, 2019, the Portfolios’ most recent fiscal year end. Aggregate Dollar Range, if applicable, includes the portfolio manager’s deferred compensation balance attributable to the Portfolio through participation in the Adviser’s deferred compensation plan, which reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of the Portfolio and accordingly, the economic equivalent of an investment in Portfolio shares.
Aggregate Dollar Range of Securities in Portfolio(1)
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Portfolio
Richard Figuly	X
Justin Rucker	X
Global Allocation Portfolio
Jeffrey Geller	X
Grace Koo	X
Eric J. Bernbaum	X
Income Builder Portfolio
Michael Schoenhaut	X
Eric J. Bernbaum	X
Jeffrey Geller	X
Mid Cap Value Portfolio
Jonathan K. L. Simon							X
Lawrence E. Playford							X
Small Cap Core Portfolio
Phillip D. Hart	X
Lindsey J. Houghton	X
Wonseok Choi	X
Jonathan L.Tse	X
Akash Gupta	X
U.S. Equity Portfolio
Scott Davis	X
Susan Bao	X
David Small	X
(1)	None of the portfolio managers beneficially owned equity securities of the portfolios which are currently held exclusively through insurance company separate accounts.
ADDITIONAL INFORMATION
Proxy Voting Policies and Procedures
The Board of Trustees has delegated to JPMIM proxy voting authority with respect to the Portfolios’ securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Portfolios, the Portfolios’ Board of Trustees has adopted JPMIM’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.
JPMIM is part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIM will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM has encountered globally, based on many years of collective investment management experience.
To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Portfolio on the one hand, and JPMIM and its affiliates on the other hand) and ensure that the proxy vote is cast in the best interests of the Portfolio. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines provided; however, that the Adviser’s investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the proxy administrator has actual knowledge indicating that a JPMorgan Chase affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. The Proxy Committee shall review the Exception Request and shall determine whether the Adviser should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.
When other types of potential material conflicts of interest are identified, the applicable proxy administrator and, as necessary and applicable, a legal representative from applicable proxy committee will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to or obtaining a recommendation from an independent third party, in which case the proxy will be voted by, or in accordance with the recommendation of, the independent third party.
The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:
•	Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMIM to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMIM in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.
•	Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. JPMIM also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Portfolio’s best interests to intentionally refrain from voting in certain overseas markets from time to time.
•	Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMIM pays particular attention to management’s arguments for promoting the prospective change. JPMIM’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.
•	JPMIM is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMIM will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	JPMIM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.
•	JPMIM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
•	JPMIM will vote in favor of increases in capital which enhance a company’s long-term prospects. JPMIM will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMIM will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.
•	JPMIM will vote in favor of proposals which will enhance a company’s long-term prospects. JPMIM will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
•	JPMIM will generally vote against anti-takeover devices.
•	JPMIM considers social or environmental issues on a case-by-case basis, keeping in mind at all times the best long-term/economic interests of its clients.
The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:
•	JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent; or (f) are CEOs of publically-traded companies who serve on more than three public boards or serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights. Votes generally will be withheld from Board chair, lead independent directors, or government committee chairs of publicly traded companies where employees have departed for significant violation of code of conduct without claw back of compensation.
•	JPMIM votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).
•	JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
•	JPMIM votes against proposals for a super-majority vote to approve a merger.
•	JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.
•	JPMIM considers vote proposals with respect to compensation plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies. Other matters included in the analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.
•	JPMIM also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.
•	JPMIM generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, JPMIM votes on a case by case basis.
•	JPMIM supports board refreshment, independence, and a diverse skill set for directors. As a matter of principle, we expect our investee companies to be committed to diversity and inclusiveness in their general recruitment policies as we believe such diversity contributes to the effectiveness of boards. JPMIM will utilize its voting power to bring about change where Boards are lagging in gender and racial and/or ethnic diversity.
•	JPMIM generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, JPMIM supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.
•	In evaluating how to vote environmental proposals, key considerations may include, but are not limited to, issuer considerations such as asset profile of the company, including whether it is exposed to potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. JPMIM may also consider whether peers have received similar proposals and if so, were the responses transparent and insightful; would adoption of the proposal inform and educate shareholders; and have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.
•	JPMIM votes against the chair of the committee responsible for providing oversight of environmental matters and/or risk where JPMIM believes the company is lagging peers in terms of disclosure, business practices or targets. JPMIM also votes against committee members, lead independent director and/or board chair for companies that have lagged over several years.
•	With regard to social issues, among other factors, JPMIM considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
•	JPMIM reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.
Description of Shares
The Trust is a Massachusetts business trust. The Trust’s Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on June 7, 1993 and amended and restated as of May 20, 2010 (the “Declaration of Trust”) and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust’s Declaration of Trust authorizes the Board of Trustees to establish one or more series and classes within any series of Shares of the Trust. The Trust presently includes six series of Shares which represent interests in the following Portfolios:
1.	Core Bond Portfolio
2.	Global Allocation Portfolio
3.	Income Builder Portfolio
4.	Mid Cap Value Portfolio
5.	Small Cap Core Portfolio
6.	U.S. Equity Portfolio
The Declaration of Trust may not be amended without the affirmative vote of a majority of the outstanding Shares of the Trust, except that the Trustees may amend the Declaration of the Trust without the vote or consent of shareholders to:
(1)	designate series or classes of the Trust;
(2)	change the name of the Trust; or
(3)	supply any omission, cure, correct or supplement any ambiguous, defective or inconsistent provision or to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.
Shares are fully paid and non-assessable, except as set forth below. Shares have no subscription or preemptive rights and only those conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets or liabilities not belonging to any particular Portfolio which are available for distribution. The assets belonging to a particular Portfolio shall be charged with the liabilities of the Trust in respect of that Portfolio and all expenses, costs, charges and reserves attributable to that Portfolio, except that all expenses, costs, charges and reserves attributable solely to a particular class shall be borne by that class.
As used in this SAI and the Prospectuses, the terms “majority of the outstanding voting securities” or “majority of the outstanding Shares” of the Trust, a particular Portfolio or a particular class of a Portfolio means the following when the 1940 Act governs the required approval: the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust, such Portfolio or such class of such Portfolio, or (b) 67% or more of the shares of the Trust, such Portfolio or such class of such Portfolio present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust, such Portfolio or such class of such Portfolio are represented in person or by proxy. Otherwise, the declaration of trust or by-laws usually govern the needed approval and generally require that if a quorum is present at a meeting, the vote of a majority of the Shares of the Trust, such Portfolio or such class of such Portfolio, as applicable, shall decide the question.
Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Portfolio affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Portfolio is required in connection with a matter, a Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical, or that the matter does not affect any interest of the Portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding Shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.
The Trust may suspend the right of redemption only under the following unusual circumstances:

(i)	when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;
(ii)	when an emergency exists as determined by the SEC, making disposal of portfolio securities or the valuation of net assets not reasonably practicable;
(iii)	during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders; or
(iv)	when federal securities laws permit.
Shareholder and Trustee Liability
Under Massachusetts’s law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust’s Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally bound thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.
The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.
Principal Shareholders
As of March 31, 2020, the following persons owned of record, or are known by the Trust to own beneficially, 5% or more of the outstanding shares of the Portfolios. Although a shareholder’s beneficial ownership of more than 25% of the voting securities of a Portfolio is deemed to result in “control” of the particular Portfolio, as of March 31, 2020, the Trust believes that no variable insurance contract owner owned beneficially more than 25% of the voting securities of any Portfolio. The list below includes record owners of over 5% of the share classes specified below based on the Portfolios’ books and records. Such shareholders may hold their shares on behalf of other beneficial owners and may not be beneficial owners of the share classes identified.
Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO
CLASS 1 SHARES	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	23.31%

	TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051	15.77%

	NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	13.97%

Name of Fund	Name and Address of Shareholder	Percentage Held

	DELAWARE LIFE INSURANCE COMPANY CORPORATE VUL/FUTURITY VUL 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	8.53%

	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	7.66%

	GREAT-WEST LIFE & ANNUITY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.76%

CLASS 2 SHARES	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	64.20%

	DELAWARE LIFE INSURANCE COMPANY RETIREMENT PRODUCTS & SERVICES C/O MIKE GENTILE 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	14.09%

	ALLIANZ LIFE INSURANCE CO OF NORTH AMERICA ATTN VARIABLE PRODUCTS FINANCIAL 5701 GOLDEN HILLS DR MINNEAPOLIS MN 55416-1297	9.81%

	LINCOLN LIFE & ANNUITY CO OF NEW YORK 1300 S CLINTON ST FORT WAYNE IN 46802-3518	5.61%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
CLASS 1 SHARES	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	85.07%

	LOMBARD INTERNATIONAL LIFE ASSURANCE COMPANY FOR THE SOLE BENEFIT OF CUSTOMERS 1650 MARKET ST FL 45 PHILADELPHIA PA 19103-7341	14.62%

CLASS 2 SHARES	AXA EQUITABLE LIFE SEPARATE ACCOUNT 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-0101	46.39%

Name of Fund	Name and Address of Shareholder	Percentage Held

	PACIFIC LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN CORP VALUABLE PROD ACCTG DEPT 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	20.54%

	JEFFERSON NATIONAL LIFE INSURANCE COMPANY 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	19.07%

	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	8.49%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
CLASS 1 SHARES	LOMBARD INTERNATIONAL LIFE ASSURANCE COMPANY FOR THE SOLE BENEFIT OF CUSTOMERS 1650 MARKET ST FL 45 PHILADELPHIA PA 19103-7341	75.06%

	ZURICH AMERICAN LIFE INSURANCE COMPANY 165 BROADWAY 21ST FLOOR NEW YORK NY 10006-1454	22.23%

CLASS 2 SHARES	AXA EQUITABLE LIFE SEPARATE ACCOUNT 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-0101	34.55%

	PRUCO LIFE INSURANCE CO OF ARIZONA 213 WASHINGTON ST NEWARK NJ 07102-2917	26.20%

	PACIFIC LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN CORP VALUABLE PROD ACCTG DEPT 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	17.07%

	JEFFERSON NATIONAL LIFE INSURANCE COMPANY 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	8.57%

	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	5.68%

Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN INSURANCE TRUST MID CAP VALUE PORTFOLIO
CLASS 1 SHARES	OHIO NATIONAL LIFE INS COMPANY FOR THE BENEFIT OF ITS SEPARATE ACCTS ATTN DAWN CAIN ONE FINANCIAL WAY CINCINNATI OH 45242-5800	44.83%

	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	21.36%

	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.80%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
CLASS 1 SHARES	OHIO NATIONAL LIFE INS COMPANY FOR THE BENEFIT OF ITS SEPARATE ACCTS ATTN DAWN CAIN ONE FINANCIAL WAY CINCINNATI OH 45242-5800	34.95%

	TALCOTT RESOLUTION LIFE INSURANCE COMPANY COLI SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	15.90%

	MODERN WOODMEN OF AMERICA C/O PRODUCT VALUATION 5801 SW SIXTH AVE TOPEKA KS 66636-0001	14.47%

CLASS 2 SHARES	GREAT-WEST LIFE & ANNUITY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	24.11%

	COUNTRY INVESTORS LIFE ASSURANCE COMPANY 5400 UNIVERSITY AVE WDM IA 50266-5950	23.07%

	FARM BUREAU LIFE INSURANCE COMPANY ATTN MUTUAL FUNDS ACCOUNTING 5400 UNIVERSITY AVE W DES MOINES IA 50266-5950	13.58%

	FIRST SECURITY BENEFIT LIFE ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-0001	11.95%

Name of Fund	Name and Address of Shareholder	Percentage Held

	SECURITY BENEFIT LIFE ONE SECURITY BENEFIT PLACE TOPEKA KS 66636-0001	11.33%

	GREAT-WEST LIFE & ANN INS CO OF NY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.42%

	GREAT-WEST LIFE & ANNUITY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.54%
JPMORGAN INSURANCE TRUST US EQUITY PORTFOLIO
CLASS 1 SHARES	HORACE MANN LIFE INSURANCE CO SEPARATE ACCOUNT ATTN WILLIAM J KELLY 1 HORACE MANN PLZ SPRINGFIELD IL 62715-0002	40.36%

	NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	17.71%

CLASS 2 SHARES	DELAWARE LIFE INSURANCE COMPANY RETIREMENT PRODUCTS & SERVICES C/O MIKE GENTILE 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	92.67%

	DELAWARE LIFE INSURANCE COMPANY OF NEW YORK ATTN: OPERATIONAL CONTROL 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	6.73%
As of December 31, 2019, the Trust believes that the trustees and officers of the Trust, as a group, owned less than 1% of the shares of any Portfolio of the Trust.
Cash Compensation to Service Organizations
JPMIM, at its own expense and out of its legitimate profits, will pay additional cash amounts to Service Organizations. These amounts are payments over and above the servicing fees paid by the Portfolios. These additional payments are made to the Service Organizations for their providing certain administrative and other services to the Portfolios, including (i) recordkeeping services; (ii) facilitating the delivery of prospectuses, shareholder reports and other information; (iii) processing distributions from the Portfolios; (iv) providing information relating to the Insurance Contracts to the Portfolios; and (v) providing certain other communication support services and administrative services. These payments may be deemed to be other compensation. For the fiscal year ended December 31, 2019, JPMIM paid approximately $275,731,718 for all of the J.P. Morgan Funds, including the Portfolios, pursuant to written agreements with Service Organizations (including both FINRA member and non-members) including written agreements for sub-transfer agency and/or omnibus accounting services (collectively, “Omnibus Sub-Accounting”) and networking.

Portfolio Holdings Disclosure
As described in the Prospectus and pursuant to the Portfolios’ Portfolio Holdings Disclosure Policy, no sooner than 30 days after month end, the Portfolios will make available to the public, upon request to the Portfolios (1-800-480-4111), a complete, uncertified schedule of its portfolio holdings as of the last day of that prior month. In addition, from time to time, each Portfolio may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.
The Portfolios’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Portfolios and (ii) clients of the Adviser or its affiliates that invest in the Portfolios or such clients’ consultants. No compensation or other consideration is received by the Portfolios or the Adviser, or any other person for these disclosures. A list of the entities that receive the Portfolios’ portfolio holdings information on such basis and the frequency with which it is provided to them is provided below:
All Portfolios
JPMorgan Chase & Co.	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
In addition, certain service providers to the Portfolios or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Portfolios’ portfolio holdings information earlier than the time period specified in the applicable prospectus, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents (to the extent the Portfolios commence securities lending), consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). The Adviser and affiliates of JPMorgan Chase may also have access to portfolio holdings of certain Portfolios for the limited purpose of hedging the Adviser's liability to pay deferred compensation to portfolio managers and other eligible employees based on the performance of certain designated Portfolios. The Portfolios will also provide portfolio holdings information earlier than the time periods specified in the applicable prospectus to the Investment Company Institute (the “ICI”) to support the ICI’s advocacy efforts on behalf of the mutual fund industry. The Portfolios may also release portfolio holdings to the Adviser and affiliates of JPMorgan Chase for the limited purposes of hedging seed capital investment of the Adviser in the Portfolios, risk management, and for regulatory reporting purposes applicable to bank holding companies and their subsidiaries. When a Portfolio redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney–client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions, Codes of Ethics and Informational Barriers applicable to JPMorgan Chase and its affiliates).
Disclosure of a Portfolio’s portfolio securities as an exception to the Portfolios’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and legal review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Portfolios’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Portfolios’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies and other vehicles advised or sub-advised by the Adviser or its affiliates, which are the same or substantially similar to certain of the J.P. Portfolios, are made available on a more timely basis than the time period specified in the applicable prospectus. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.
Finally, the Portfolios release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.
Expenses
The Portfolios pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolios’ custodian for all services to the Portfolios, including safekeeping of portfolios and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Portfolios. Servicing and distribution fees are all allocated to specific classes of the Portfolios. In addition, the Portfolios may allocate transfer agency and certain other expenses by class. Service providers to a Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for certain Portfolios reflects the voluntary waiver of fees and/or the reimbursement of expenses. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Miscellaneous
The Trust is not required to hold a meeting of shareholders for the purpose of annually electing Trustees except that:
(i) the Trust is required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for that purpose. This meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.
As used in the Portfolios’ Prospectuses and in this SAI, “assets belonging to a Portfolio” means the consideration received by the Trust upon the issuance or sale of Shares in that Portfolio, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Portfolio that are allocated to that Portfolio by the Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Portfolios will be the relative net assets of the respective Portfolios at the time of allocation. Each Portfolio’s direct liabilities and expenses will be charged to the assets belonging to that Portfolio. Each Portfolio will also be charged in proportion to its relative net assets for the general liabilities and expenses of the Trust. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Portfolios will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Portfolio are conclusive.
The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectuses and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.
The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and SAI.
FINANCIAL STATEMENTS
The Financial Statements of the Portfolios are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended December 31, 2019 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the Portfolios, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance on the report of said firm, given on the authority of said firm as experts in accounting and auditing. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

APPENDIX A — DESCRIPTION OF RATINGS
The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.
Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade, unless otherwise indicated in a Portfolio’s prospectus or SAI.
Certain Portfolios are rated by NRSROs. In order to maintain a rating from a rating organization, the Portfolio may be subject to additional investment restrictions.
DESCRIPTION OF SHORT-TERM CREDIT RATINGS
Standard & Poor’s Financial Services LLC (“S&P”)
A S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issuer credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless S&P Global Ratings believes that such payments will be made with any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it subject to a distressed exchange offer.
Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the dating (for example, ‘SP-1+/A-1+’).
Active Qualifiers (Currently applied and/or outstanding)
L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
P: This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.
Preliminary: Preliminary ratings, with the “prelim” suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P of appropriate documentation. S&P reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.
•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.
•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P would likely withdraw these preliminary ratings.
•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.
t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir: This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.
Inactive Qualifiers (No longer applied or outstanding)
*: This symbol indicated continuance of the ratings is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.
c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.
G: The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.
pi: This qualifier was used to indicate ratings that were based on analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.
pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.
q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. S&P discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Fitch Ratings (“Fitch”)
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1	HIGHEST SHORT-TERM CREDIT QUALITY. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	GOOD SHORT-TERM CREDIT QUALITY. Good intrinsic capacity for timely payment of financial commitments.
F3	FAIR SHORT-TERM CREDIT QUALITY. The intrinsic capacity for timely payment of financial commitments is adequate.
B	SPECULATIVE SHORT-TERM CREDIT QUALITY. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	HIGH SHORT-TERM DEFAULT RISK. Default is a real possibility.
RD	RESTRICTED DEFAULT. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	DEFAULT. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Limitations of the Credit Ratings Scale
Specific limitations relevant to the Credit Ratings scale include:
•	The ratings do not predict a specific percentage of default likelihood or failure likelihood over any given time period.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on the possible loss severity on an obligation should an issuer (or an obligation with respect to structured finance transactions) default, except in the following two cases:
•	Ratings assigned to individual obligations of issuers in corporate finance, banks, non-bank financial institutions, insurance and covered bonds.
•	In limited circumstances for U.S. public finance obligations where Chapter 9 of the Bankruptcy Code provides reliably superior prospects for ultimate recovery to local government obligations that benefit from a statutory lien on revenues or during the pendency of a bankruptcy proceeding under the Code if there is sufficient visibility on potential recovery prospects.
•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.
•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency‘s opinion on its relative vulnerability to default or in the case of bank Viability Ratings on its relative vulnerability to failure. For the avoidance of doubt, not all defaults will be considered a default for rating purposes. Typically, a default relates to a liability payable to an unaffiliated, outside investor.
•	The ratings do not opine on any quality related to a transaction’s profile other than the agency’s opinion on the relative vulnerability to default of an issuer and/or of each rated tranche or security.
•	The ratings do not predict a specific percentage of extraordinary support likelihood over any given period.
•	In the case of bank Support Ratings and Support Rating Floors, the ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative likelihood of receiving external extraordinary support.
•	The ratings do not opine on the suitability of any security for investment or any other purposes.
Moody’s Investors Service, Inc. (“Moody’s”)
Moody’s global short-term ratings are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Dominion Bond Rating Service (“DBRS”)
The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high),” “(middle),” and “(low).”
R-1 (high)	Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)	Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)	Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)	Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)	Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)	Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3	Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4	Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D	When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy and obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
DESCRIPTION OF LONG-TERM CREDIT RATINGS
S&P
Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation, and the promise we impute; and
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Fitch
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies, and certain sectors within public finance are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity’s relative vulnerability to default (including by way of a distressed debt exchange) on financial obligation. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA	HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business economic conditions than is the case for higher ratings.
BBB	GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB	SPECULATIVE. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B	HIGHLY SPECULATIVE. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC	SUBSTANTIAL CREDIT RISK. Default is a real possibility.
CC	VERY HIGH LEVELS OF CREDIT RISK. Default of some kind appears probable.
C	NEAR DEFAULT. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
• the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
• the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
• the formal announcement by the issuer or their agent of a distressed debt exchange;
• a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD	RESTRICTED DEFAULT. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
• an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
• has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and
• has not otherwise ceased operating. This would include:
• the selective payment default on a specific class or currency of debt;
• the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
• the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel;
• ordinary execution of a distressed debt exchange on one or more material financial obligations.
D	DEFAULT. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Limitations of the Credit Rating Scale:
Specific limitations relevant to the credit rating scale are listed under Description of Short-Term Credit Ratings section.
Moody’s
Long-Term Obligation Ratings
Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
DBRS
Long-Term Obligations
The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low).” The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.
AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA	Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A	Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB	Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/ CC/C	Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D	When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
DESCRIPTION OF INSURANCE RATINGS
S&P
Insurer Financial Strength Rating Definitions
An S&P Global Ratings insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.
This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims.
Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and it follows procedures consistent with those used to assign an issue credit rating. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.
Insurer Financial Strength Ratings
AAA	An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.
AA	An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.
A	An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.
An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths; ‘BB’ indicates the least degree of vulnerability within the range; and ‘CC’ the highest.
BB	An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.
B	An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.
CCC	An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.
CC	An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.
R	An insurer rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.
SD or D	An insurer rated ‘SD’ (selective default) or ‘D” is in default on one or more of its insurance policy obligations but is not under regulatory supervision that would involve a rating of ‘R’.
The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a policy obligation are at risk. A ‘D’ rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay substantially all of its obligations in full in accordance with the policy terms.
An ‘SD’ rating is assigned when S&P Global Ratings believes that the insurer has selectively defaulted on a specific class of policies but it will continue to meet its payment obligations on other classes of obligations. An ‘SD’ includes the completion of a distressed exchange offer. Claim denials due to lack of coverage or other legally permitted defenses are not considered defaults.
Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Fitch
Insurer Financial Strength Ratings
The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.
The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.
Expected recoveries are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.
The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.
Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and ‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Rating.
Long-Term International IFS Ratings
The following rating scale applies to foreign currency and local currency ratings. Ratings of ‘BBB-’ and higher are considered to be “secure,” and those of ‘BB+’ and lower are considered to be “vulnerable.”
AAA	EXCEPTIONALLY STRONG. ‘AAA’ IFS Ratings denote the lowest expectation of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	VERY STRONG. ‘AA’ IFS Ratings denote a very low expectation of ceased or interrupted payments. They indicate very strong capacity to meet policyholder and contract obligations. This capacity is not significantly vulnerable to foreseeable events.
A	STRONG. ‘A’ IFS Ratings denote a low expectation of ceased or interrupted payments. They indicate strong capacity to meet policyholder and contract obligations. This capacity may, nonetheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	GOOD. ‘BBB’ IFS Ratings indicate that there is currently a low expectation of ceased or interrupted payments. The capacity to meet policyholder and contract obligations on a timely basis is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impact this capacity.
BB	MODERATELY WEAK. ‘BB’ IFS Ratings indicate that there is an elevated vulnerability to ceased or interrupted payments, particularly as the result of adverse economic or market changes over time. However, business or financial alternatives may be available to allow for policyholder and contract obligations to be met in a timely manner.
B	WEAK. ‘B’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is significant risk that ceased or interrupted payments could occur in the future, but a limited margin of safety remains. Capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘B’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, but with the potential for extremely high recoveries. Such obligations would possess a recovery assessment of ‘RR1’ (Outstanding).
CCC,	VERY WEAK. ‘CCC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is a real possibility that ceased or interrupted payments could occur in the future. Capacity for continued timely payments is solely reliant upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘CCC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for average to superior recoveries. Such obligations would possess a recovery assessment of ‘RR2’ (Superior), ‘RR3’ (Good), and ‘RR4’ (Average).
CC	EXTREMELY WEAK. ‘CC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, it is probable that ceased or interrupted payments will occur in the future. Alternatively, a ‘CC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, with the potential for average to below-average recoveries. Such obligations would possess a recovery assessment of ‘RR4’ (Average) or ‘RR5’ (Below Average).

C	DISTRESSED. ‘C’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, ceased or interrupted payments are imminent. Alternatively, a ‘C’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for below average to poor recoveries. Such obligations would possess a recovery assessment of ‘RR5’ (Below Average) or ‘RR6’ (Poor).
Short-Term IFS Ratings
A Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contract-holders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weight given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.
The agency will only assign a ST-IFS Rating to insurers that also have been assigned an IFS Rating. Currently, ST-IFS Ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.
The ST-IFS Rating uses the same international ratings scale used by the agency for short-term debt and issuer ratings.
F1	Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.
F2	Insurers are viewed as having a good capacity to meet their near-term obligations.
F3	Insurers are viewed as having an adequate capacity to meet their near-term obligations.
B	Insurers are viewed as having a weak capacity to meet their near-term obligations.
C	Insurers are viewed as having a very weak capacity to meet their near-term obligations.
Recovery Ratings
Recovery Ratings are assigned to selected individual securities and obligations, most frequently for individual obligations of corporate finance issuers with IDRs in speculative grade categories.
Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.
The Recovery Rating scale is based on the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral.
Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages and analytical judgement, but actual recoveries for a given security may deviate materially from historical averages.
RR1	OUTSTANDING RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%–100% of current principal and related interest.
RR2	SUPERIOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%–90% of current principal and related interest.
RR3	GOOD RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%–70% of current principal and related interest.
RR4	AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%–50% of current principal and related interest.

RR5	BELOW AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%– 30% of current principal and related interest.
RR6	POOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%–10% of current principal and related interest.
Limitations of the Recovery Ratings Scale
Specific limitations relevant to the Recovery Ratings scale include:
•	The ratings do not predict a specific percentage of recovery should a default occur.
•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.
•	The ratings do not opine on the liquidity of the issuer’s securities or stock.
•	The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative loss severity of the rated obligation should the obligation default.
•	Recovery Ratings, in particular, reflect a fundamental analysis of the underlying relationship between financial claims on an entity or transaction and potential sources to meet those claims. The size of such sources and claims is subject to a wide variety of dynamic factors outside the agency’s analysis that will influence actual recovery rates.
•	Out-of-court settlements are not contemplated by Fitch’s Recovery Ratings, other than in broad concession payments for some classes of junior-ranking bonds in some specific scenarios. In reality, out-of-court settlements will be influenced heavily by creditor composition and local political and economic imperatives, and Fitch does not attempt to factor these into its Recovery Ratings.
•	Creditor composition is outside the scope of Recovery Ratings. Concentration of creditors at a certain level of the capital structure, common ownership of claims at different levels in a capital structure or even differing entry prices of investors within a creditor class can have profound effect on actual recovery rates.
•	Information flows for companies close to default can become erratic, which may reduce Fitch’s visibility on its Recovery Ratings.
•	Enterprise valuations play a key role in the allocation of recoveries across credit classes. Recovery Ratings assume cash-flow multiples or advance rates, which are driven by subjective forecasts of Fitch analysts of post-restructuring cash flow, achievable exit multiples and appropriate advance rates. All these parameters are subject to volatility before and during the restructuring process.
•	Recovery rates are strongly influenced by legal decisions. Potential legal decisions are not factored into Fitch’s Recovery Ratings.
Moody’s
Insurance Financial Strength Ratings
Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations and also reflect the expected financial loss suffered in the event of default.
Aaa	Insurance companies rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Insurance companies rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Insurance companies rated A are judged to be of upper-medium grade and are subject to low credit risk.
Baa	Insurance companies rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Insurance companies rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Insurance companies rated B are considered speculative and are subject to high credit risk.
Caa	Insurance companies rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Insurance companies rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Insurance companies rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Short-Term Insurance Financial Strength Ratings
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prim-3 have an acceptable ability to repay short-term obligations.
P-4	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS
S& P
Municipal Short-Term Note Ratings
An S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.
D	‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example, due to automatic stay provisions.

Moody’s
Short-Term Obligation Ratings
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
MIG 2	This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
*For VRDBs supported with conditional liquidity support, short-term transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade. VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

DESCRIPTION OF PREFERRED STOCK RATINGS
DBRS
Preferred Share Rating Scale
The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low.” The absence of either a “high” or “low” designation indicates the rating is in the middle of the category.
Pfd-1	Preferred shares rated Pfd-1 are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. Pfd-1 securities generally correspond with companies whose senior bonds are rated in the AAA or AA categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.
Pfd-2	Preferred shares rated Pfd-2 are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet and coverage ratios are not as strong as Pfd-1 rated companies. Generally, Pfd-2 ratings correspond with companies whose senior bonds are rated in the “A” category.
Pfd-3	Preferred shares rated Pfd-3 are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adverse conditions present which detract from debt protection. Pfd-3 ratings generally correspond with companies whose senior bonds are rated in the higher end of the BBB category.
Pfd-4	Preferred shares rated Pfd-4 are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated Pfd-4 generally coincide with entities that have senior bond ratings ranging from the lower end of the BBB category through the BB category.
Pfd-5	Preferred shares rated Pfd-5 are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. Entities with a Pfd-5 rating generally have senior bond ratings of B or lower. Preferred shares rated Pfd-5 often have characteristics that, if not remedied, may lead to default.
D	When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as in the case of a “distressed exchange”.

PART C
OTHER INFORMATION
Item 28.	Exhibits

(a)(1)	Second Amended and Restated Declaration of Trust effective May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).
(a)(2)	Third Amended and Restated Declaration of Trust effective May 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A filed on April 28, 2006 (Accession Number 0001193125-06-092692).
(a)(3)	Fourth Amended and Restated Declaration of Trust effective May 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (Accession Number 0001193125-06-122815).
(a)(4)	Form of Fifth Amended and Restated Declaration of Trust effective November 1, 2006. Incorporated herein by reference to the Registrant’s Registration Stated as filed with the Securities and Exchange Commission on April 27, 2007 (Accession Number 0001145443-07-001235).
(a)(5)	Sixth Amended and Restated Declaration of Trust, effective August 20, 2008. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on November 26, 2008 (Accession Number 0001145443-08-003241).
(a)(6)	Seventh Amended and Restated Declaration of Trust, effective November 13, 2008. Incorporated herein by reference to the Registrant’s N-14 filed with the Securities and Exchange Commission on December 22, 2008 (Accession Number 0001145443-08-003441).
(a)(7)	Eighth Amended and Restated Declaration of Trust, effective May 21, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 11, 2010 (Accession Number 0001145443-10-000264).
(a)(8)	Ninth Amended and Restated Declaration of Trust, effective February 28, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2010 (Accession Number 0001145443-10-000943).
(a)(9)	Tenth Amended and Restated Declaration of Trust, effective May 20, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109188).
(a)(10)	Eleventh Amended and Restated Declaration of Trust, effective August 20, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 000193125-14-326959).
(a)(11)	Twelfth Amended and Restated Declaration of Trust, effective February 18, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(a)(12)	Thirteenth Amended and Restated Declaration of Trust effective January 1, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 8, 2019 (Accession Number 0001183125-19-032100).
(a)(13)	Fourteenth Amended and Restated Declaration of Trust effective April 26, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 8, 2019 (Accession Number 0001183125-19-032100).
(a)(14)	Fifteenth Amended and Restated Declaration of Trust effective April 15, 2019. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 17, 2019 (Accession Number 0001193125-19-108943).
(b)	Amended and Restated By-Laws of JPMorgan Insurance Trust, dated November 19, 2019. Filed herewith.
(c)	Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)	Form of Amended and Restated Investment Advisory Agreement dated February 17, 1999 by and between One Group Investment Trust and Banc One Investment Advisors Corporation is incorporated by reference to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-1A filed on March 26, 1999.

(d)(2)	Amended and Restated Investment Advisory Agreement dated May 1, 2006 by and between JPMorgan Insurance Trust and JPMorgan Investment Advisors Inc. (“JPMIA”) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).
(d)(2)(a)	Appendix A to Amended and Restated Investment Advisory Agreement dated April 24, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125-11-109188).
(d)(2)(b)	Amendment to Investment Advisory Agreement between the Trust and JPMIA, dated as of December 31, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 11, 2010 (Accession Number 0001145443-10-000264).
(d)(2)(c)	Amendment to Administration Agreement, dated April 1, 2016 including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 16, 2016 (Accession Number 0001193125-16-795860).
(d)(3)(a)	Investment Advisory Agreement dated August 15, 2006 by and between JPMorgan Insurance Trust, on behalf of JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Large Cap Value Portfolio and JPMorgan Insurance Trust Small Cap Equity Portfolio, and JPMorgan Investment Management Inc. (“JPMIM”) Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2006 (Accession Number 0001193125-06-174064).
(d)(3)(b)	Appendix A to Investment Advisory Agreement between the Trust and JPMIM, dated August 20, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 9, 2014 (Accession Number 0001193125-14-437765).
(e)(1)	Distribution Agreement between Registrant and JPMorgan Distribution Services effective May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05-085276).
(e)(2)	Amendment to the Distribution Agreement, including Schedule A, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 21, 2014 (Accession Number 0001193125-14-150400).
(e)(3)	Form of Amended Schedule B to the Distribution Agreement, amended as of February 13, 2019. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 17, 2019 (Accession Number 0001193125-19-108943).
(e)(4)	Form of Amended Schedule C to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 28, 2017 (Accession Number 0001193125-17-062453).
(e)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of February 13, 2019. F Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 17, 2019 (Accession Number 0001193125-19-108943).
(e)(6)	Amended Schedule E to the Distribution Agreement, amended as of June 22, 2015. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(e)(7)	Form of Amended Schedule F to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 28, 2017 (Accession Number 0001193125-17-062453).
(e)(8)	Amendment, dated November 11, 2015, to the Distribution Agreement, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(f)	Deferred Compensation Plan for Eligible Trustees of JPMorgan Insurance Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 21, 2014 (Accession Number 0001193125-14-150400).
(g)(1)	Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Bank, N.A and the entities named on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2011 (Accession Number 0001193125- 11-109188).
(g)(2)	Form of Amended Schedule A to Amended and Restated Global Custody and Fund Accounting Agreement, amended as of February 13, 2019. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 17, 2019 (Accession Number 0001193125-19-108943).

(g)(3)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated as of December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 000193125-14-326959).
(g)(4)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 9, 2014 (Accession Number 0001193125-14-437765).
(g)(5)	Joinder and Amendment, dated December 1, 2015, including Schedule A, to the Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(g)(6)	Third Party Securities Lender Rider, dated October 4, 2018 to the Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010 among the Registrant, JPMorgan Chase Bank, N.A. and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 8, 2019 (Accession Number 0001183125-19-032100).
(h)(1)(a)	Amended and Restated Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 9, 2014 (Accession Number 0001193125-14-437765).
(h)(1)(b)	F orm of Amended Appendix A, dated February 13, 2019, to the Amended and Restated Transfer Agency Agreement between the Trust and BFDS dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 17, 2019 (Accession Number 0001193125-19-108943).
(h)(1)(c)	Amended and Restated Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2014 (Accession Number 0001193125-14-373683).
(h)(1)(d)	Form of Amendment to Amended and Restated Transfer Agency Agreement between the Trust and BFDS, dated September 30, 2016. Filed herewith.
(h)(1)(e)	Second Amendment to Amended and Restated Transfer Agency Agreement between the Trust and DST Asset Manager Solutions, Inc. (“DST AMS” f/k/a “Boston Financial Data Services, Inc.”), dated August 30, 2019. Filed herewith.
(h)(2)(a)	Administration Agreement between the Trust and JPMorgan Funds Management, Inc. Incorporated by reference to Post- Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2006 (Accession Number 0001193125-06-042917).
(h)(2)(b)	Amendment, including amended Schedule A dated February 13, 2019, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 8, 2019 (Accession Number 0001183125-19-032100).
(h)(2)(c)	Form of Amended Schedule B to the Administration Agreement amended as of August 15, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 17, 2019 (Accession Number 0001193125-19-108943).
(h)(2)(d)	Amendment to Administration Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 000193125-14-326959).
(h)(2)(e)	Amendment, dated November 11, 2015, to the Administration Agreement, including Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(h)(3)(a)	Global Securities Lending Agency Agreement, effective as of October 4, 2018, between the Registrant and Citibank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 8, 2019 (Accession Number 0001183125-19-032100).
(h)(3)(b)	Amendment to the Global Securities Lending Agency Agreement, dated as of December 11, 2018. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and exchange Commission on February 8, 2019 (Accession Number 000119125-19-032100).
(h)(4)	Participation Agreement effective as of March 31, 1999 among One Group Investment Trust, Nationwide Advisory Services, Inc., Nationwide Investors Services, Inc., Banc One Investment Advisors Corporation, and Hartford Life and Annuity Insurance Company is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.

(h)(5)	Amendment to Participation Agreement effective as of January 1, 2000 among Hartford Life and Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.
(h)(6)	Fund Participation Agreement effective as of August 2, 1999 among American General Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, Nationwide Advisory Services, Inc., and Nationwide Investors Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.
(h)(7)	Amendment to Fund Participation Agreement effective as of January 1, 2000 among American General Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.
(h)(8)	Fund Participation Agreement effective as of August 2, 1999 among PFL Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, Nationwide Advisory Services, Inc., and Nationwide Investors Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.
(h)(9)	Amendment to Fund Participation Agreement effective as of January 1, 2000 among PFL Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.
(h)(10)	Resignation Letter, dated December 28, 1999 of Nationwide Advisory Services, Inc. and Nationwide Investors Services, Inc. is incorporated by reference to Post- Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A filed on February 24, 2000.
(h)(11)	Fund Participation Agreement effective as of February 1, 2000 among American General Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A filed on April 18, 2000.
(h)(12)	Amended and Restated Fund Participation Agreement dated as of September 1, 2002 among Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, One Group Investment Trust and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.
(h)(13)	Fund Participation Agreement effective as of April 3, 2003 by and among The Prudential Insurance Company of America, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.
(h)(14)	Servicing Agreement dated as of September 1, 2002 by and between One Group Investment Trust and Nationwide Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.
(h)(15)	Servicing Agreement dated as of September 1, 2002 by and between One Group Investment Trust and Nationwide Life and Annuity Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.
(h)(16)	Servicing Agreement dated as of November 1, 2002 by and between One Group Investment Trust and Nationwide Life and Annuity Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.
(h)(17)	Amended and Restated Servicing Agreement dated as of November 1, 2002 by and between One Group Investment Trust and Nationwide Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A filed on April 15, 2003.
(h)(18)	Fund Participation Agreement effective as of February 2, 2004, by and among Federal Kemper Life Assurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).
(h)(19)	Fund Participation Agreement effective as of August 20, 2004 by and among Zurich Life Insurance Company of New York, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).

(h)(20)	Amended and Restated Participation Agreement effective as of June 10, 2004 by and among One Group Investment Trust, One Group Administrative Services, Inc., Banc One Investment Advisors Corporation and Hartford Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).
(h)(21)	Fund Participation Agreement effective June 10, 2004 by and among Pacific Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Incorporation and One Group Administrative Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s registration statement as filed on April 26, 2005 (Accession Number 0001193125-05-085276).
(h)(22)	Amendment No. 1 to Fund Participation Agreement, effective June 10, 2004, by and among Pacific Life Insurance Company, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc., and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(23)	Exhibit A to the Services Plan for JPMorgan Insurance Trust, amended as of August 20, 2014. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 000193125-14-326959).
(h)(24)	Fund Participation Agreement effective August 1, 2005, by and among Pacific Life and Annuity Company, JPMorgan Investment Trust, JPMorgan Investment Advisors Corporation, and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(25)	Amendment No. 1 to Fund Participation Agreement, effective August 1, 2005, by and among Pacific Life and Annuity Company, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc., and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(26)	Fund Participation Agreement effective April 24, 2009 by and among The Lincoln National Life Insurance Company, Lincoln Life and Annuity Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc. and J.P. Morgan Investment Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(27)	Amendment to Fund Participation Agreement, dated April 24, 2009, among The Lincoln National Life Insurance Company, Lincoln Life and Annuity Company of New York, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(28)	2nd Amendment to Fund Participation Agreement, dated April 24, 2009, as amended April 1, 2013, among The Lincoln National Life Insurance Company, Lincoln Life and Annuity Company of New York, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(29)	3rd Amendment to Fund Participation Agreement, dated April 24, 2009, as amended May 1, 2014, among The Lincoln National Life Insurance Company, Lincoln Life and Annuity Company of New York, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(30)	4th Amendment to Fund Participation Agreement, dated April 24, 1009, as amended May 15, 2014, among The Lincoln National Life Insurance Company, Lincoln Life and Annuity Company of New York, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(31)	5th Amendment to Fund Participation Agreement, dated April 24, 1009, as amended May 1, 2015, among The Lincoln National Life Insurance Company, Lincoln Life and Annuity Company of New York, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(h)(32)	Fee Waiver Agreement for JPMorgan Insurance Trust, dated May 1, 2020. Filed herewith.

(h)(33)	Fund Participation Agreement, effective October 1, 2015, by and among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Fund Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(h)(34)	Fund Participation Agreement, effective October 1, 2015, by and among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Fund Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(h)(35)	Fund Participation Agreement, effective as of December 15, 2016, by and among Massachusetts Mutual Life Insurance Company, JPMorgan Insurance Trust and J.P. Morgan Investment Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2017 (Accession Number 0001193125-17-127214).
(h)(36)	Fund Participation Agreement, effective as of September 7, 2016, by and among Lombard International Life Assurance Company, JPMorgan Insurance Trust and J.P. Morgan Investment Management Inc.
(h)(37)	Form of Amendment to Expense Waiver Agreements. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 8, 2019 (Accession Number 0001183125-19-032100).
(i)	Opinion and consent of counsel. Filed herewith.
(j)(1)	Consent of independent registered accounting firm. Filed herewith.
(l)	None
(m)(1)	Distribution Plan for JPMorgan Insurance Trust. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).
(m)(2)	Schedule A to the Distribution Plan for JPMorgan Insurance Trust (amended as of August 20, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 000193125-14-326959).
(m)(3)	Distribution Fee Agreement effective December 1, 2014, by and between JPMorgan Distribution Services, Inc. and Pacific Select Distributors, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(m)(4)	Distribution Fee Agreement effective May 1, 2014, by and between JPMorgan Distribution Services, Inc. and Lincoln Financial Distributors, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(m)(5)	First Amendment to Distribution Fee Agreement, dated May 1, 2014, as amended May 1, 2015, by and between and JPMorgan Distribution Services, Inc. and Lincoln Financial Distributors, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 23, 2015 (Accession Number 0001193125-15-144246).
(m)(6)	JPMorgan Insurance Trust Distribution Fee Agreement, dated October 1, 2015, by and between JPMorgan Distribution Services, Inc. (“JPMDS”) and Jefferson National Securities Corporation. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(m)(7)	JPMorgan Insurance Trust Distribution Fee Agreement, dated August 21, 2015, by and between JPMorgan Distribution Services, Inc. (“JPMDS”) and Prudential Annuities Distributors, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(m)(8)	Distribution Services Agreement, dated April 24, 2015, by and between JPMorgan Distribution Services, Inc. and MONY Life Insurance Company of America. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 18, 2016 (Accession Number 0001193125-16-545011).
(n)(1)	Rule 18f-3 Multi-Class Plan, adopted as of May 18, 2006, for the JPMorgan Insurance Trust. Incorporated herein reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 1, 2006 (Accession Number 0001193125-06-122815).
(n)(2)	Exhibit A to the Rule 18f-3 Multi-Class Plan, amended as of April 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 17, 2018 (accession Number 0001193125-18-119661).

(p)(1)	Code of Ethics for the Trust (updated as of February 25, 2014). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 21, 2014 (Accession Number 0001193125-14-150400).
(p)(2)	Code of Ethics for JPMAM, including JPMIM, effective February 1, 2005, revised December 13, 2019. Filed herewith.
(p)(3)	Code of Ethics for JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2005 (Accession Number 0001193125-05- 085276).
(99)(a)	Powers of Attorney for the Trustees. Filed herewith.
(99)(b)	Power of Attorney for Brian S. Shlissel. Filed herewith.
(99)(c)	Power of Attorney for Timothy J. Clemens. Filed herewith.
Item 29.	Persons Controlled By Or Under Common Control with Registrant
As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.
Item 30.	Indemnification
Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Amended and Restated Declaration of Trust.
Section 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.
Section 5.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.
SECTION 5.3. Mandatory Indemnification
(a) Subject to the exceptions and limitations contained in paragraph (b) below:
(i) Every person who is, or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claims, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof.
(ii) The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitations, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b) No indemnification shall be provided hereunder to a Trustee or officer:
(i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(ii) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust;
(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraphs (b)(i) or (b) (ii) resulting in payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he or she did not engage in such conduct:
(A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel.
(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.
(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of any undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 5.3, provided that either:
(i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in this Section 5.3, a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.
Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth in this Section 5.3, in the discretion of the Board.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.	Business and Other Connections of Investment Advisor
See “Management of the Trust” in Part B. The business or other connection of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.
Item 32.	Principal Underwriters
(a) JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, OH 43240. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.
J.P. Morgan Mutual Fund Investment Trust
JPMorgan Trust I
JPMorgan Trust II
JPMorgan Trust IV
Undiscovered Managers Funds
JPMorgan Insurance Trust
J. P. Morgan Exchange -Traded Fund Trust
(b) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, OH 43240.
Name with Registrant	Positions and Office with JPMorgan Distribution Services, Inc.	Positions and Offices with the Funds
Brian Bergere	Director, Managing Director & President	None
Andrea Lisher	Director & Managing Director	None
Joseph F. Sanzone	Director & Managing Director	None
Wendy Barta	Director & Executive Director	None
Omar F. Altahawi	Managing Director & Treasurer	None
Gary C. Krivo	Managing Director & Chief Risk Officer	None
Michael R. Machulski	Director & Managing Director	None
Brian S. Shlissel	Managing Director	President & Principal Executive Officer
James A. Hoffman	Executive Director	None
Carmine Lekstutis	Executive Director & Chief Legal Officer	Assistant Secretary
Jessica K. Ditullio	Executive Director & Assistant Secretary	Assistant Secretary
Kevin Kloza	Executive Director and Chief Compliance Officer	None
Andrea Lang	Vice President & Anti-Money Laundering Compliance Officer	None
Frank J. Drozek	Executive Director & Assistant Treasurer	None
Christopher J. Mohr	Executive Director & Assistant Treasurer	None
Joanna Corey	Executive Director & Assistant Secretary	None
Marcela Castro	Executive Director & Assistant Secretary	None
Afiya M. Jordan	Vice President & Secretary	None
Amee Kantesaria	Vice President & Assistant Secretary	None
Amy Hsu	Vice President & Assistant Secretary	None
Andris Alexander	Vice President & Assistant Secretary	None
Theodore Weisman	Vice President & Assistant Secretary	None
(c) Not applicable.
Item 33.	Location of Accounts and Records
(1) JPMorgan Investment Advisors Inc., 383 Madison Avenue, New York, NY 10179 (records relating to its functions as Investment Adviser).
(2) J.P. Morgan Investment Management Inc., 383 Madison Avenue, New York, NY 10179 (records relating to its functions as investment advisor).
(3) JPMorgan Distribution Services, Inc., 1111 Polaris Parkway, Columbus, OH 43240. (records relating to its functions as Distributor for all Portfolios).
(4) J.P. Morgan Investment Management, Inc., 383 Madison Avenue, New York, NY 10179. (records relating to its functions as Administrator for all Portfolios).
(5) DST Systems Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent to the Portfolios).

(6) JPMorgan Chase Bank, N.A. 383 Madison Avenue, New York, New York 10179 (records relating to its functions as custodian).
Item 34.	Management Services
All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.
Item 35.	Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust, , certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 16th day of April, 2020.
JPMorgan Insurance Trust
By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on April 16, 2020.
John F. Finn*
John F. Finn
Trustee

Stephen P. Fisher*
Stephen P. Fisher
Trustee

Kathleen M. Gallagher*
Kathleen M. Gallagher
Trustee

Dennis P. Harrington*
Dennis P. Harrington
Trustee

Frankie D. Hughes*
Frankie D. Hughes
Trustee

Raymond Kanner*
Raymond Kanner
Trustee

Timothy J. Clemens*
Timothy J. Clemens
Treasurer and Principal Financial Officer

*By	/s/ Anthony Geron
Anthony Geron
Attorney-In-Fact
Peter C. Marshall*
Peter C. Marshall
Trustee

Mary E. Martinez*
Mary E. Martinez
Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

Mitchell M. Merin*
Mitchell M. Merin
Trustee

Robert A. Oden, Jr.*
Robert A. Oden, Jr.
Trustee

Marian U. Pardo*
Marian U. Pardo
Trustee

Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Exhibit Index
Exhibit No.	Description
(b)	Amended and Restated By-Laws of JPMorgan Insurance Trust, dated November 19, 2019.
(h)(1)(d)	Form of Amendment to Amended and Restated Transfer Agency Agreement between the Trust and BFDS, dated September 30, 2016..
(h)(1)(e)	Second Amendment to Amended and Restated Transfer Agency Agreement between the Trust and DST Asset Manager Solutions, Inc. (“DST AMS” f/k/a “Boston Financial Data Services, Inc.”), dated August 30, 2019.
(h)(32)	Fee Waiver Agreement for JPMorgan Insurance Trust, dated May 1, 2020.
(i)	Opinion and consent of counsel
(j)(1)	Consent of independent registered account firm
(p)(2)	Code of Ethics for JPMAM, including JPMIM, effective February 1, 2005, revised December 13, 2019.
(99)(a)	Powers of Attorney for the Trustees
(99)(b)	Power of Attorney for Brian S. Shlissel
(99)(c)	Power of Attorney for Timothy J. Clemens